The Bond Fund of America®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.92% Mortgage-backed obligations 34.71% Federal agency mortgage-backed obligations 29.66%	Principal amount (000)	Value (000)
Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]	USD2	$2
Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]	6	6
Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]	5	5
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #303591 6.50% 11/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	2	2
Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]	— [2]	— [2]
Fannie Mae Pool #256449 6.50% 10/1/2026[1]	5	5
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	2	2
Fannie Mae Pool #256821 6.50% 7/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #256856 6.50% 8/1/2027[1]	14	14
Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]	16	16
Fannie Mae Pool #256886 6.50% 9/1/2027[1]	9	9
Fannie Mae Pool #995401 6.50% 10/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #257145 6.50% 3/1/2028[1]	4	4
Fannie Mae Pool #251752 6.50% 6/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
Fannie Mae Pool #496029 6.50% 1/1/2029[1]	— [2]	— [2]
Fannie Mae Pool #FS2493 6.00% 9/1/2029[1]	697	708
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	139	137
Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]	2	2
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	190	186
Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]	90	90
Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]	15	15
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	275	265
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	8	8
Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]	1,058	990
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	12,766	11,946
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	21	21
Fannie Mae Pool #745140 5.00% 11/1/2035[1]	122	122
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	1,030	1,013
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	201	198
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,310	1,288
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	758	746
Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]	6,506	6,096
Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]	667	625
Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]	7,850	7,326
Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]	13,826	13,068
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[1]	49	49
Fannie Mae Pool #924069 7.00% 5/1/2037[1]	44	44
Fannie Mae Pool #954927 7.00% 7/1/2037[1]	85	88
Fannie Mae Pool #966170 7.00% 7/1/2037[1]	64	66
Fannie Mae Pool #954936 7.00% 7/1/2037[1]	22	22
The Bond Fund of America — Page 1 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	USD14	$14
Fannie Mae Pool #924866 6.14% 10/1/2037[1,3]	5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	13	13
Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]	27	27
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	32	32
Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]	2,778	2,746
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	25	25
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	50	51
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	5,707	4,993
Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]	71	69
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	210	212
Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]	1,429	1,376
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	6,422	5,501
Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]	439	433
Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]	1,548	1,490
Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]	1,508	1,451
Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]	376	361
Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]	270	260
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	20,580	17,594
Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]	919	927
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	28	29
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	29	29
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	43,712	37,364
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	1,006	1,016
Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]	105,616	90,267
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	539	544
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	41	41
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	29,755	25,424
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	21,093	18,027
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	11,315	9,670
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	155,775	132,700
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	19,541	16,707
Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]	339	325
Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]	481	474
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]	93	89
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	468	472
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	265	255
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]	279	268
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	260	262
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	94	95
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	54,920	46,847
Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]	526	506
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]	373	358
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]	312	300
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	59	60
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	18,690	15,896
Fannie Mae Pool #890407 4.00% 2/1/2042[1]	756	727
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	127	128
Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]	2,754	2,664
Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]	2,169	2,087
Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]	168	161
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	5,383	4,578
Fannie Mae Pool #FS4250 2.50% 8/1/2042[1]	416	367
The Bond Fund of America — Page 2 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]	USD3,344	$3,216
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	429	400
Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]	43	43
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	198	184
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	58	54
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	81	76
Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]	1,407	1,351
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	13,257	11,930
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,896	1,774
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	598	558
Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]	2,307	2,216
Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]	10,676	9,956
Fannie Mae Pool #MA5412 6.50% 6/1/2044[1]	29	30
Fannie Mae Pool #MA5431 6.50% 7/1/2044[1]	3,127	3,227
Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]	176	170
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	269	250
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	95	89
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	589	547
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	1,072	992
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,515	1,401
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]	14,250	13,538
Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]	2,541	2,413
Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]	3,354	3,175
Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]	988	935
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	24	22
Fannie Mae Pool #CB0838 2.50% 6/1/2046[1]	70	60
Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]	249	242
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	31	29
Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]	237	231
Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]	75	73
Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]	308	283
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	31,822	30,244
Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]	450	424
Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]	300	285
Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]	218	211
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	451	405
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	31	28
Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]	13,815	12,672
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	1,523	1,396
Fannie Mae Pool #CB3110 2.50% 3/1/2047[1]	235	199
Fannie Mae Pool #FS0976 2.50% 3/1/2047[1]	55	46
Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]	30,824	29,242
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	541	485
Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]	1,981	1,931
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	411	387
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	941	863
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	253	233
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	127	117
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	119	110
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	65	60
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	66	62
Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]	410	385
Fannie Mae Pool #256893 7.00% 8/1/2047[1]	9	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]	5,439	5,130
The Bond Fund of America — Page 3 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]	USD37,754	$35,782
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	151	138
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]	1,016	989
Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]	10,952	10,038
Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]	2,909	2,751
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,446	1,371
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	3,953	3,852
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]	1,051	1,024
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]	507	494
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,132	1,035
Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]	1,284	1,250
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	701	646
Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]	4,454	4,083
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	907	859
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,249	1,183
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,516	4,900
Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]	344	344
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	24,463	22,346
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	331	313
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	188	184
Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]	12	12
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	64,398	61,037
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	2,081	1,980
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	4,737	4,877
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	394	365
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	7,209	6,616
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	7,151	6,573
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,074	952
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	726	646
Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]	20,617	18,800
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,850	1,699
Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]	35,501	32,409
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	9,454	8,696
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	5,161	4,728
Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]	1,245	1,175
Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]	30,733	29,086
Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]	19,505	17,862
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	185,443	169,447
Fannie Mae Pool #FM4883 2.50% 3/1/2050[1]	200	167
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	10,616	9,266
Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]	41,886	37,001
Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]	15,334	13,990
Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]	16,856	15,904
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	37,816	31,975
Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]	5,269	4,424
Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	183	152
Fannie Mae Pool #BP5576 2.50% 6/1/2050[1]	168	140
Fannie Mae Pool #FM3720 2.50% 7/1/2050[1]	12,168	10,144
Fannie Mae Pool #BP9537 2.50% 7/1/2050[1]	848	707
Fannie Mae Pool #BP6439 2.50% 7/1/2050[1]	19	16
Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	18	15
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	36,517	32,500
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	8,982	7,840
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	11,475	9,710
The Bond Fund of America — Page 4 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	USD5,633	$4,697
Fannie Mae Pool #FM3920 2.50% 8/1/2050[1]	4,315	3,598
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	5,160	4,504
Fannie Mae Pool #CA6987 2.00% 9/1/2050[1]	874	696
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	27,739	23,492
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	6,276	5,316
Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	5,854	4,879
Fannie Mae Pool #FP0015 2.50% 9/1/2050[1]	4,246	3,540
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,322	2,039
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	6,935	5,623
Fannie Mae Pool #CA7278 2.50% 10/1/2050[1]	5,676	4,731
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,205	1,866
Fannie Mae Pool #FP0060 2.50% 10/1/2050[1]	971	809
Fannie Mae Pool #FM4579 2.50% 10/1/2050[1]	218	184
Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	178	148
Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	28	24
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	8,190	7,148
Fannie Mae Pool #BQ7618 2.00% 11/1/2050[1]	4,869	3,876
Fannie Mae Pool #BQ6356 2.00% 11/1/2050[1]	1,233	982
Fannie Mae Pool #CA7596 2.00% 11/1/2050[1]	996	794
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	85,631	72,581
Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]	48,902	41,151
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	3,951	3,346
Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	2,762	2,302
Fannie Mae Pool #BQ6335 2.50% 11/1/2050[1]	899	749
Fannie Mae Pool #FM4862 2.50% 11/1/2050[1]	223	186
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	7,414	5,951
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	927	747
Fannie Mae Pool #BQ8457 2.00% 12/1/2050[1]	810	645
Fannie Mae Pool #BQ9058 2.50% 12/1/2050[1]	32,782	27,335
Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]	17,429	14,666
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	6,968	5,863
Fannie Mae Pool #CA8136 2.50% 12/1/2050[1]	4,147	3,491
Fannie Mae Pool #CA8251 2.50% 12/1/2050[1]	312	261
Fannie Mae Pool #CA8256 2.50% 12/1/2050[1]	26	22
Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]	47,645	42,209
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	32,478	28,936
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	5,617	4,904
Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	3,279	3,194
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	41,238	33,093
Fannie Mae Pool #CA8450 2.00% 1/1/2051[1]	3,652	2,914
Fannie Mae Pool #BR3452 2.00% 1/1/2051[1]	1,609	1,282
Fannie Mae Pool #FM5944 2.50% 1/1/2051[1]	984	819
Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	906	755
Fannie Mae Pool #CA8781 2.50% 1/1/2051[1]	68	57
Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	45	38
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	14,833	12,889
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	2,908	2,346
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	1,817	1,463
Fannie Mae Pool #FM6332 2.00% 2/1/2051[1]	481	382
Fannie Mae Pool #FM5848 2.00% 2/1/2051[1]	84	68
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	34,359	29,115
Fannie Mae Pool #CA9291 2.50% 2/1/2051[1]	18,600	15,489
The Bond Fund of America — Page 5 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]	USD8,955	$7,523
Fannie Mae Pool #CA8962 2.50% 2/1/2051[1]	5,136	4,285
Fannie Mae Pool #FM5713 2.50% 2/1/2051[1]	3,593	3,018
Fannie Mae Pool #CA9290 2.50% 2/1/2051[1]	1,334	1,121
Fannie Mae Pool #CA9233 2.50% 2/1/2051[1]	980	817
Fannie Mae Pool #CA8895 2.50% 2/1/2051[1]	687	575
Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	243	203
Fannie Mae Pool #FM5994 2.50% 2/1/2051[1]	19	16
Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]	4,185	3,669
Fannie Mae Pool #BQ7757 2.00% 3/1/2051[1]	12,179	9,692
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	7,039	5,703
Fannie Mae Pool #BR4694 2.00% 3/1/2051[1]	2,227	1,773
Fannie Mae Pool #BR3319 2.00% 3/1/2051[1]	840	669
Fannie Mae Pool #BR5589 2.00% 3/1/2051[1]	216	173
Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	39,334	32,754
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	5,887	4,930
Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	3,785	3,152
Fannie Mae Pool #FM6569 2.50% 3/1/2051[1]	832	699
Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	57	47
Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]	170,975	149,916
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	2,756	2,193
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	199	159
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	16,739	14,032
Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	3,931	3,278
Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	3,283	2,762
Fannie Mae Pool #FM7093 2.50% 4/1/2051[1]	1,934	1,611
Fannie Mae Pool #BR6304 2.50% 4/1/2051[1]	1,532	1,276
Fannie Mae Pool #BR8460 2.50% 4/1/2051[1]	1,077	897
Fannie Mae Pool #BR9082 2.50% 4/1/2051[1]	769	640
Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	767	638
Fannie Mae Pool #BR7725 2.50% 4/1/2051[1]	542	452
Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	539	450
Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	437	364
Fannie Mae Pool #FM7407 2.50% 4/1/2051[1]	92	76
Fannie Mae Pool #BR7795 2.50% 4/1/2051[1]	86	73
Fannie Mae Pool #BR7222 2.50% 4/1/2051[1]	79	66
Fannie Mae Pool #BR8465 2.50% 4/1/2051[1]	71	59
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	49,089	43,351
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	22,678	19,789
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	7,924	6,876
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	2,799	2,449
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	21,916	17,526
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	118	94
Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	28,746	23,937
Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	15,389	12,815
Fannie Mae Pool #CB0520 2.50% 5/1/2051[1]	15,024	12,511
Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	12,076	10,056
Fannie Mae Pool #BR9366 2.50% 5/1/2051[1]	9,225	7,681
Fannie Mae Pool #BR9127 2.50% 5/1/2051[1]	7,607	6,335
Fannie Mae Pool #FM7527 2.50% 5/1/2051[1]	4,772	3,974
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,553	3,832
Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	4,017	3,362
Fannie Mae Pool #BR9603 2.50% 5/1/2051[1]	2,533	2,109
Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	1,970	1,640
The Bond Fund of America — Page 6 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5126 2.50% 5/1/2051[1]	USD1,659	$1,383
Fannie Mae Pool #CB0517 2.50% 5/1/2051[1]	849	707
Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	830	691
Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	329	275
Fannie Mae Pool #FM7392 2.50% 5/1/2051[1]	234	196
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	3,830	3,097
Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	23,872	19,878
Fannie Mae Pool #CB0844 2.50% 6/1/2051[1]	12,569	10,466
Fannie Mae Pool #CB0910 2.50% 6/1/2051[1]	6,814	5,674
Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]	4,655	3,923
Fannie Mae Pool #BT1250 2.50% 6/1/2051[1]	3,054	2,543
Fannie Mae Pool #BT1265 2.50% 6/1/2051[1]	2,491	2,079
Fannie Mae Pool #FS6035 2.50% 6/1/2051[1]	1,985	1,655
Fannie Mae Pool #BT5082 2.50% 6/1/2051[1]	1,131	942
Fannie Mae Pool #BT0098 2.50% 6/1/2051[1]	400	336
Fannie Mae Pool #BT0610 2.50% 6/1/2051[1]	108	91
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	16,651	14,596
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	14,704	12,874
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	6,556	5,768
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	2,078	1,818
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	78	63
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	51,729	43,446
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	47,047	39,507
Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	31,750	26,439
Fannie Mae Pool #BT1335 2.50% 7/1/2051[1]	18,229	15,179
Fannie Mae Pool #CB1004 2.50% 7/1/2051[1]	15,100	12,574
Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	11,472	9,579
Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	11,109	9,251
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	7,939	6,611
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	3,551	3,000
Fannie Mae Pool #BT1339 2.50% 7/1/2051[1]	3,372	2,821
Fannie Mae Pool #BT1523 2.50% 7/1/2051[1]	714	595
Fannie Mae Pool #BT1285 2.50% 7/1/2051[1]	532	443
Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	139	116
Fannie Mae Pool #FM7886 2.50% 7/1/2051[1]	112	94
Fannie Mae Pool #MA4379 2.50% 7/1/2051[1]	56	47
Fannie Mae Pool #CB1027 2.50% 7/1/2051[1]	47	39
Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	30	25
Fannie Mae Pool #FM8313 2.50% 7/1/2051[1]	22	19
Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]	22,150	18,642
Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	21,897	18,234
Fannie Mae Pool #FM8601 2.50% 8/1/2051[1]	13,728	11,440
Fannie Mae Pool #BQ7422 2.50% 8/1/2051[1]	2,217	1,854
Fannie Mae Pool #BO9395 2.50% 8/1/2051[1]	1,140	959
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	760	636
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	632	531
Fannie Mae Pool #MA4399 2.50% 8/1/2051[1]	33	28
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	17,927	15,746
Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]	67,575	63,684
Fannie Mae Pool #CB1620 2.00% 9/1/2051[1]	387	310
Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	23,887	19,891
Fannie Mae Pool #FM8436 2.50% 9/1/2051[1]	23,102	19,237
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	12,900	10,849
Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	11,423	9,512
The Bond Fund of America — Page 7 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	USD10,896	$9,071
Fannie Mae Pool #BT9828 2.50% 9/1/2051[1]	3,073	2,559
Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	1,835	1,532
Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	1,431	1,191
Fannie Mae Pool #BQ7435 2.50% 9/1/2051[1]	1,192	999
Fannie Mae Pool #FS0029 2.50% 9/1/2051[1]	766	638
Fannie Mae Pool #CB1566 2.50% 9/1/2051[1]	148	123
Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]	354	320
Fannie Mae Pool #FM9448 2.00% 10/1/2051[1]	43	35
Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	16,736	13,933
Fannie Mae Pool #FM9067 2.50% 10/1/2051[1]	12,645	10,558
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	11,431	9,595
Fannie Mae Pool #BU1062 2.50% 10/1/2051[1]	6,448	5,386
Fannie Mae Pool #BU0070 2.50% 10/1/2051[1]	636	533
Fannie Mae Pool #BT6823 2.50% 10/1/2051[1]	613	510
Fannie Mae Pool #FM9335 2.50% 10/1/2051[1]	79	66
Fannie Mae Pool #FS4862 2.50% 10/1/2051[1]	49	41
Fannie Mae Pool #FM9086 2.50% 10/1/2051[1]	34	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,806	6,828
Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]	334	302
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	86,591	69,161
Fannie Mae Pool #BU0975 2.00% 11/1/2051[1]	4,615	3,673
Fannie Mae Pool #FS0394 2.00% 11/1/2051[1]	1,461	1,162
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	911	728
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	19,168	16,198
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	9,708	8,254
Fannie Mae Pool #BQ7453 2.50% 11/1/2051[1]	2,515	2,110
Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	1,625	1,357
Fannie Mae Pool #CB2029 2.50% 11/1/2051[1]	1,233	1,033
Fannie Mae Pool #FM9515 2.50% 11/1/2051[1]	974	817
Fannie Mae Pool #MA4466 2.50% 11/1/2051[1]	303	255
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	14,024	12,285
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,037	5,300
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,723	1,516
Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]	397	360
Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]	44	41
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,652	1,318
Fannie Mae Pool #CB3000 2.00% 12/1/2051[1]	167	133
Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	63,344	52,894
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	55,091	46,507
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	46,513	39,736
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	26,254	22,134
Fannie Mae Pool #BU7607 2.50% 12/1/2051[1]	22,759	19,004
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	21,251	17,954
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	20,933	17,673
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	16,147	13,603
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	10,599	8,971
Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]	9,947	8,388
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	8,938	7,527
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	2,191	1,830
Fannie Mae Pool #CB2401 2.50% 12/1/2051[1]	1,116	931
Fannie Mae Pool #BU7516 2.50% 12/1/2051[1]	246	206
Fannie Mae Pool #BU3625 2.50% 12/1/2051[1]	222	186
Fannie Mae Pool #CB2528 2.50% 12/1/2051[1]	178	149
The Bond Fund of America — Page 8 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU5890 2.50% 12/1/2051[1]	USD65	$54
Fannie Mae Pool #FS6925 2.50% 12/1/2051[1]	56	46
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	29,308	25,871
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	13,299	11,759
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,770	1,554
Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]	7,802	7,092
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]	25	22
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	4,172	3,330
Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	20,756	17,280
Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	6,161	5,129
Fannie Mae Pool #FS5944 2.50% 1/1/2052[1]	3,271	2,723
Fannie Mae Pool #BQ7459 2.50% 1/1/2052[1]	1,200	1,006
Fannie Mae Pool #MA4512 2.50% 1/1/2052[1]	1,070	894
Fannie Mae Pool #FS3549 2.50% 1/1/2052[1]	1,036	866
Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	971	808
Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	747	623
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	28,760	25,193
Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]	23,794	21,839
Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]	829	760
Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	570	516
Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]	382	345
Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]	55	51
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	105,304	83,899
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	54,208	43,185
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	12,309	9,866
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	5,075	4,041
Fannie Mae Pool #CB2801 2.00% 2/1/2052[1]	3,771	3,012
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,640	1,306
Fannie Mae Pool #FS2040 2.00% 2/1/2052[1]	716	571
Fannie Mae Pool #CB2927 2.00% 2/1/2052[1]	428	341
Fannie Mae Pool #CB2773 2.00% 2/1/2052[1]	114	91
Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]	19,401	16,384
Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	19,383	16,177
Fannie Mae Pool #FS5034 2.50% 2/1/2052[1]	2,144	1,789
Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]	1,420	1,196
Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	1,125	937
Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	927	774
Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	911	761
Fannie Mae Pool #CB2866 2.50% 2/1/2052[1]	834	698
Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	603	505
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	327	274
Fannie Mae Pool #BV3216 2.50% 2/1/2052[1]	150	126
Fannie Mae Pool #FS6038 2.50% 2/1/2052[1]	91	76
Fannie Mae Pool #BV2781 2.50% 2/1/2052[1]	54	45
Fannie Mae Pool #BT6607 2.50% 2/1/2052[1]	22	18
Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]	37	34
Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	10,905	8,689
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	2,915	2,322
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,596	2,066
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,086	1,666
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,751	1,394
Fannie Mae Pool #CB3040 2.00% 3/1/2052[1]	1,477	1,177
Fannie Mae Pool #BV3869 2.00% 3/1/2052[1]	789	628
Fannie Mae Pool #BT2298 2.00% 3/1/2052[1]	26	21
The Bond Fund of America — Page 9 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV4170 2.50% 3/1/2052[1]	USD4,596	$3,850
Fannie Mae Pool #BU8884 2.50% 3/1/2052[1]	2,902	2,429
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	2,362	1,978
Fannie Mae Pool #BV5800 2.50% 3/1/2052[1]	1,799	1,507
Fannie Mae Pool #CB3744 2.50% 3/1/2052[1]	1,049	876
Fannie Mae Pool #CB3050 2.50% 3/1/2052[1]	655	546
Fannie Mae Pool #BV2655 2.50% 3/1/2052[1]	290	242
Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	181	151
Fannie Mae Pool #BV7761 2.50% 3/1/2052[1]	108	90
Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]	39	35
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	57,714	45,975
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	13,159	10,498
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	2,910	2,319
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	52,190	43,449
Fannie Mae Pool #BT2292 2.50% 4/1/2052[1]	5,298	4,415
Fannie Mae Pool #BV8166 2.50% 4/1/2052[1]	4,711	3,937
Fannie Mae Pool #BU6901 2.50% 4/1/2052[1]	4,056	3,394
Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	3,683	3,081
Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]	2,817	2,348
Fannie Mae Pool #BV8126 2.50% 4/1/2052[1]	2,412	2,017
Fannie Mae Pool #BV8156 2.50% 4/1/2052[1]	1,567	1,309
Fannie Mae Pool #BV5355 2.50% 4/1/2052[1]	962	806
Fannie Mae Pool #BV5370 2.50% 4/1/2052[1]	917	765
Fannie Mae Pool #BV3853 2.50% 4/1/2052[1]	264	221
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	18,392	14,694
Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]	448	374
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	357	299
Fannie Mae Pool #FS3619 2.50% 5/1/2052[1]	271	226
Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	115	96
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,618	1,290
Fannie Mae Pool #FS6605 2.00% 6/1/2052[1]	297	236
Fannie Mae Pool #BV2514 2.00% 6/1/2052[1]	107	86
Fannie Mae Pool #FS7944 2.50% 6/1/2052[1]	10,696	8,923
Fannie Mae Pool #BU8730 2.50% 6/1/2052[1]	3,932	3,291
Fannie Mae Pool #FS5172 2.50% 6/1/2052[1]	1,849	1,544
Fannie Mae Pool #BV9990 2.50% 6/1/2052[1]	1,483	1,238
Fannie Mae Pool #BV9700 2.50% 6/1/2052[1]	732	612
Fannie Mae Pool #BV9932 2.50% 6/1/2052[1]	491	412
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	10,001	9,339
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	3,368	2,684
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	66,629	55,600
Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	4,254	3,547
Fannie Mae Pool #BW6043 2.50% 7/1/2052[1]	1,418	1,185
Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	769	643
Fannie Mae Pool #BV2584 2.50% 7/1/2052[1]	419	351
Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	304	254
Fannie Mae Pool #FS3806 2.50% 7/1/2052[1]	123	103
Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	39	33
Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]	22,122	21,766
Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]	157	154
Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]	607	609
Fannie Mae Pool #BV8015 2.50% 8/1/2052[1]	708	592
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	370	309
Fannie Mae Pool #FS2535 2.50% 8/1/2052[1]	26	22
The Bond Fund of America — Page 10 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	USD3,148	$2,940
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,358	4,298
Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]	601	592
Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]	176	174
Fannie Mae Pool #FS5447 2.50% 9/1/2052[1]	903	754
Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	325	271
Fannie Mae Pool #CB4604 4.00% 9/1/2052[1]	428	399
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	320	299
Fannie Mae Pool #BX0008 4.00% 9/1/2052[1]	125	116
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	1,854	1,775
Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]	351	338
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	70,743	69,863
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	91,321	72,673
Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	2,543	2,374
Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]	807	753
Fannie Mae Pool #BW1241 4.00% 10/1/2052[1]	492	459
Fannie Mae Pool #BW7063 4.00% 10/1/2052[1]	231	216
Fannie Mae Pool #BW9888 4.00% 10/1/2052[1]	199	185
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	6,866	6,582
Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]	2,746	2,631
Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]	1,528	1,466
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	7,894	7,763
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	21,408	21,452
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	19,080	19,141
Fannie Mae Pool #MA4803 3.50% 11/1/2052[1]	4,342	3,923
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	27,326	26,198
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	8,768	8,407
Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]	2,684	2,572
Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]	37,569	36,992
Fannie Mae Pool #MA4839 4.00% 12/1/2052[1]	224	209
Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]	23,160	22,786
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	55	54
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	30,986	31,038
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	6,559	6,566
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	1,269	1,292
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]	64,489	60,202
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	200	187
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	18,468	17,682
Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]	7,042	6,741
Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	194,786	191,546
Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]	31,873	31,934
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	359	359
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	23,986	24,382
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	5,030	5,121
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	2,446	2,490
Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]	1,430	1,460
Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]	1,016	1,034
Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]	48	48
Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]	44	45
Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,260	2,350
Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	7,428	6,192
Fannie Mae Pool #BW4964 2.50% 2/1/2053[1]	881	735
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	146	137
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	42,985	43,040
The Bond Fund of America — Page 11 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]	USD795	$796
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	9,406	9,585
Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]	236	232
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	91	89
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	5,436	5,468
Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]	4,225	4,244
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	3,316	3,328
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	1,755	1,769
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	1,618	1,624
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	833	834
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	454	454
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	348	348
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	336	337
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	9,292	9,445
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	7,718	7,895
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,199	4,853
Fannie Mae Pool #CB6012 4.00% 4/1/2053[1]	1,702	1,589
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	921	882
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	41,668	40,950
Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]	6,254	6,134
Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]	1,597	1,571
Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]	217	213
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	52	51
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	72,637	72,692
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	6,838	6,865
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	2,703	2,707
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	1,889	1,893
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	978	979
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	48	48
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	55,468	56,423
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	2,033	2,067
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	4,844	5,064
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	6,348	5,289
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	10,179	9,502
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	56,222	55,242
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	10,907	10,728
Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]	575	565
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	125,776	125,855
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	20,455	20,446
Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]	5,796	5,794
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	3,287	3,314
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,323	1,323
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	179	179
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	306,285	311,556
Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	10,500	10,889
Fannie Mae Pool #MA5054 4.00% 6/1/2053[1]	41,447	38,692
Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	299	279
Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	33,078	31,689
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	5,979	5,726
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	100,620	98,867
Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]	8,227	8,088
Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]	1,524	1,497
Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]	1,472	1,446
Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]	581	572
The Bond Fund of America — Page 12 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]	USD579	$569
Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]	557	547
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	90,500	90,557
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	57,784	57,745
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	5,601	5,645
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	196	196
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	69,280	70,545
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	28,250	28,709
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	17,409	17,825
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	13,021	13,320
Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]	5,278	5,370
Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]	979	996
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	23,213	24,154
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	8,046	8,337
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	6,110	6,333
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	12,311	9,824
Fannie Mae Pool #FS6632 2.50% 7/1/2053[1]	54	45
Fannie Mae Pool #MA5119 2.50% 7/1/2053[1]	27	23
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	108,390	103,807
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,196	6,891
Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]	4,735	4,649
Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]	1,997	1,962
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	1,797	1,766
Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]	762	749
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	129,483	129,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	4,912	4,998
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,051	4,131
Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	61,982	64,249
Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	36,329	33,915
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	28,530	27,310
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	11,255	10,778
Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]	1,642	1,613
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	174,349	174,432
Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	181	169
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	9,645	9,238
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	34,920	35,002
Fannie Mae Pool #CB7118 6.00% 9/1/2053[1]	52,047	53,435
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	47,654	48,589
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	10,605	10,777
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	115,738	119,561
Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]	8,440	8,748
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	18,054	16,854
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	858	821
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,676	1,675
Fannie Mae Pool #CB7339 6.00% 10/1/2053[1]	207,739	212,129
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	67,851	69,028
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	42,907	43,669
Fannie Mae Pool #CB7344 6.00% 10/1/2053[1]	34,604	35,291
Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	85	86
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	5,977	6,196
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	1,969	2,032
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,196	1,116
Fannie Mae Pool #BY1418 4.00% 11/1/2053[1]	719	671
The Bond Fund of America — Page 13 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	USD31,109	$30,567
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	59,946	59,906
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	29,722	29,729
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	51,513	52,589
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	35,885	36,635
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	19,520	19,837
Fannie Mae Pool #DA2723 6.00% 11/1/2053[1]	30	30
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	10,361	10,803
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	7,691	7,971
Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,610	1,281
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	7,926	7,921
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	654	654
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	33,046	33,629
Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	39,125	40,533
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	12,212	12,732
Fannie Mae Pool #DB0012 2.50% 1/1/2054[1]	46	39
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	80,103	81,404
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	27,180	27,623
Fannie Mae Pool #DA9344 6.00% 1/1/2054[1]	8,955	9,129
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	59,789	61,924
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	37,494	38,979
Fannie Mae Pool #MA5248 6.50% 1/1/2054[1]	11,124	11,488
Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,123	1,171
Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	1,189	1,110
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	24,770	23,721
Fannie Mae Pool #MA5270 5.00% 2/1/2054[1]	3,585	3,523
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	8,480	8,475
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	2,188	2,186
Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	64,015	65,324
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	29,096	29,692
Fannie Mae Pool #FS7221 6.00% 2/1/2054[1]	14,056	14,379
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	10,998	11,250
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	8,068	8,202
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	43,745	45,296
Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	10,405	10,847
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	4,893	4,567
Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	129	120
Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	62,358	59,711
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	31,947	32,005
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	24,619	24,740
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	22,987	22,972
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	12,935	12,950
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	26,427	27,132
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	22,582	23,100
Fannie Mae Pool #DA9098 6.00% 3/1/2054[1]	9,051	9,210
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	4,855	4,952
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	915	930
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	7,499	7,809
Fannie Mae Pool #DB1300 5.50% 4/1/2054[1]	24,926	25,096
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	12,165	12,182
Fannie Mae Pool #BU4479 5.50% 4/1/2054[1]	2,761	2,759
Fannie Mae Pool #DA8433 5.50% 4/1/2054[1]	2,219	2,233
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	705	709
Fannie Mae Pool #CB8385 6.00% 4/1/2054[1]	95,613	97,492
The Bond Fund of America — Page 14 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB1299 6.00% 4/1/2054[1]	USD16,530	$16,954
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	2,899	3,020
Fannie Mae Pool #DB3283 2.50% 5/1/2054[1]	70	58
Fannie Mae Pool #CB8536 5.50% 5/1/2054[1]	55,629	55,970
Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	5,412	5,418
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	1,998	2,031
Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	25,346	26,353
Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	48,052	48,020
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	17,105	17,184
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	22,753	23,316
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	12,441	12,685
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	9,533	9,687
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	798	814
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	726	743
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	16,742	17,404
Fannie Mae Pool #FS8229 6.50% 6/1/2054[1]	10,438	10,882
Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	2,691	2,782
Fannie Mae Pool #FS8138 6.50% 6/1/2054[1]	93	97
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	45,226	45,238
Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	34,463	34,473
Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	15,394	15,384
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	11,357	11,416
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	43,955	44,815
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	26,846	27,283
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	25,205	25,698
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	17,640	18,111
Fannie Mae Pool #DB6905 6.00% 7/1/2054[1]	15,123	15,369
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	7,794	7,921
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	5,916	6,016
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	5,409	5,497
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,118	4,228
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	615	628
Fannie Mae Pool #DB2535 6.00% 7/1/2054[1]	35	35
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	25,686	26,702
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	15,249	15,897
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	12,768	13,254
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	8,996	9,378
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	6,663	6,945
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	4,729	4,878
Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	— [2]	— [2]
Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	13,055	12,829
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	8,741	8,752
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	58,018	58,961
Fannie Mae Pool #FS8795 6.00% 8/1/2054[1]	12,118	12,332
Fannie Mae Pool #DC0901 6.00% 8/1/2054[1]	6,729	6,847
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	5,207	5,296
Fannie Mae Pool #DB2588 6.00% 8/1/2054[1]	4,601	4,675
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	4,036	4,134
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,390	2,437
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,033	2,074
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	1,636	1,672
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,084	1,101
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	338	346
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	252	258
The Bond Fund of America — Page 15 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	USD238	$243
Fannie Mae Pool #DB2541 6.00% 8/1/2054[1]	32	33
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	20,435	21,277
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	16,673	17,341
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	2,954	3,047
Fannie Mae Pool #FS8762 6.50% 8/1/2054[1]	2,537	2,637
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	36,541	36,579
Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	30,758	30,737
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	22,853	22,959
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	21,739	21,848
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	5,696	5,691
Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	9	9
Fannie Mae Pool #MA5471 6.00% 9/1/2054[1]	44,721	45,447
Fannie Mae Pool #FS9004 6.00% 9/1/2054[1]	11,390	11,622
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	4,330	4,429
Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	1,385	1,414
Fannie Mae Pool #DC1355 6.50% 9/1/2054[1]	4,000	4,125
Fannie Mae Pool #MA5472 6.50% 9/1/2054[1]	167	172
Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	12,929	13,178
Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	75	76
Fannie Mae Pool #FS9374 6.50% 10/1/2054[1]	29,893	31,002
Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	3,272	3,416
Fannie Mae Pool #DC2101 4.00% 11/1/2054[1]	325	303
Fannie Mae Pool #CB9456 4.50% 11/1/2054[1]	991	949
Fannie Mae Pool #MA5530 5.00% 11/1/2054[1]	27,609	27,076
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	18,868	18,870
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	33,887	34,592
Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	1,733	1,761
Fannie Mae Pool #CB9523 6.50% 11/1/2054[1]	58,698	61,069
Fannie Mae Pool #CB9418 6.50% 11/1/2054[1]	8,481	8,751
Fannie Mae Pool #CB9770 4.50% 12/1/2054[1]	20,489	19,607
Fannie Mae Pool #CB9768 4.50% 12/1/2054[1]	7,670	7,347
Fannie Mae Pool #DC9197 4.50% 12/1/2054[1]	376	360
Fannie Mae Pool #MA5552 5.00% 12/1/2054[1]	35,687	34,998
Fannie Mae Pool #BU5361 5.00% 12/1/2054[1]	15,008	14,738
Fannie Mae Pool #BU5360 5.50% 12/1/2054[1]	28,376	28,379
Fannie Mae Pool #CB9616 5.50% 12/1/2054[1]	14,537	14,539
Fannie Mae Pool #BU5234 5.50% 12/1/2054[1]	11,500	11,501
Fannie Mae Pool #BU5380 5.50% 12/1/2054[1]	9,735	9,736
Fannie Mae Pool #DC8823 5.50% 12/1/2054[1]	26	26
Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	34,147	34,977
Fannie Mae Pool #DC7823 6.00% 12/1/2054[1]	3,604	3,662
Fannie Mae Pool #BU5358 6.00% 12/1/2054[1]	2,479	2,527
Fannie Mae Pool #DC8825 6.50% 12/1/2054[1]	499	519
Fannie Mae Pool #CB9736 4.50% 1/1/2055[1]	47,452	45,409
Fannie Mae Pool #CB9737 5.00% 1/1/2055[1]	26,307	25,832
Fannie Mae Pool #CB9800 5.50% 1/1/2055[1]	8,742	8,776
Fannie Mae Pool #CB9821 6.00% 1/1/2055[1]	13,486	13,785
Fannie Mae Pool #CB9840 6.50% 1/1/2055[1]	16,921	17,621
Fannie Mae Pool #CB9836 6.50% 1/1/2055[1]	10,976	11,409
Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	62,447	63,452
Fannie Mae Pool #DD0758 6.50% 2/1/2055[1]	1,457	1,506
Fannie Mae Pool #DD4797 6.50% 2/1/2055[1]	931	975
Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	19,963	20,285
The Bond Fund of America — Page 16 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DD4906 6.50% 3/1/2055[1]	USD883	$913
Fannie Mae Pool #MA5674 6.00% 4/1/2055[1]	5,326	5,412
Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	20,366	19,045
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	12,960	11,630
Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]	20,234	18,229
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	31,830	28,518
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	22,834	20,454
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	48,930	43,831
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	31,077	27,838
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	41,817	36,092
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	20,780	16,831
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	20,119	17,064
Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]	9,373	8,822
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	7,296	7,007
Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	33,443	28,478
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	47,072	41,756
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	35,024	31,068
Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	26,911	24,919
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]	154	47
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	39	42
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	224	226
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	76	77
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	415	437
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	578	589
Fannie Mae, Series 2002-W1, Class 2A, 4.479% 2/25/2042[1,3]	501	501
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.464% 12/25/2026[1,3]	7	7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]	401	387
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.627% 8/25/2030[1,3]	3,050	2,948
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	8,000	7,955
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]	128	123
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]	242	207
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]	81	73
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]	3	3
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]	— [2]	— [2]
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]	— [2]	— [2]
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]	3	3
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]	1	1
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]	1	1
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]	— [2]	— [2]
Freddie Mac Pool #D98356 4.50% 5/1/2030[1]	31	31
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]	3	3
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036[1]	2,124	2,092
Freddie Mac Pool #K93532 4.00% 4/1/2036[1]	645	628
Freddie Mac Pool #C91883 4.00% 6/1/2036[1]	271	266
Freddie Mac Pool #A56076 5.50% 1/1/2037[1]	6	6
Freddie Mac Pool #C91917 3.00% 2/1/2037[1]	400	376
Freddie Mac Pool #G04804 4.50% 5/1/2037[1]	882	868
Freddie Mac Pool #C91948 4.00% 7/1/2037[1]	2,330	2,286
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037[1]	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038[1]	24	24
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	35,979	33,843
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	1	1
The Bond Fund of America — Page 17 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	USD1	$1
Freddie Mac Pool #A87873 5.00% 8/1/2039[1]	1,634	1,642
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	9	9
Freddie Mac Pool #G05937 4.50% 8/1/2040[1]	3,636	3,594
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	3,878	3,391
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	5,260	4,501
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	17,698	15,133
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	4	4
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	25,232	21,565
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	9,452	8,077
Freddie Mac Pool #G06648 5.00% 6/1/2041[1]	471	476
Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]	214	216
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	13	13
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	91,827	78,338
Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]	68,122	58,222
Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]	24	23
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	143,164	122,326
Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]	1,712	1,683
Freddie Mac Pool #G06956 4.50% 8/1/2041[1]	399	394
Freddie Mac Pool #G06769 4.50% 8/1/2041[1]	178	175
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	18,249	15,597
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	10,519	8,976
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	56,078	47,670
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	13,903	11,829
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	29,916	25,389
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	6,229	5,307
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	41	40
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	445	416
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	629	588
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	454	424
Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]	3,529	3,391
Freddie Mac Pool #RB5297 6.50% 5/1/2044[1]	606	626
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	2,309	2,149
Freddie Mac Pool #760012 4.915% 4/1/2045[1,3]	362	366
Freddie Mac Pool #760013 5.153% 4/1/2045[1,3]	250	252
Freddie Mac Pool #G60138 3.50% 8/1/2045[1]	464	432
Freddie Mac Pool #760014 3.762% 8/1/2045[1,3]	1,433	1,423
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	11,246	10,423
Freddie Mac Pool #V81992 4.00% 10/1/2045[1]	444	419
Freddie Mac Pool #G60344 4.00% 12/1/2045[1]	8,636	8,241
Freddie Mac Pool #T65375 3.50% 7/1/2046[1]	92	84
Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]	89	87
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	4,200	3,877
Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]	250	244
Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]	416	407
Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]	238	234
Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]	349	339
Freddie Mac Pool #760015 3.271% 1/1/2047[1,3]	1,640	1,585
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	853	773
Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]	5,932	5,653
Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]	243	236
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]	60	55
The Bond Fund of America — Page 18 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	USD860	$779
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,254	1,151
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	5,675	5,344
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,108	3,659
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]	6,895	6,302
Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]	3,309	3,128
Freddie Mac Pool #G08793 4.00% 12/1/2047[1]	2,537	2,396
Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]	1,220	1,189
Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]	3,365	3,192
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	20,435	18,835
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	918	843
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	840	771
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	701	646
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	598	551
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	560	513
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	442	405
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	377	348
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	238	219
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	221	205
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	19,145	18,161
Freddie Mac Pool #G08805 4.00% 3/1/2048[1]	905	854
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	185	170
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	801	759
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	710	673
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	383	363
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	473	434
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	279	257
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	159	146
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,241	1,176
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	304	296
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	113	103
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	2,334	2,276
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	1,168	1,136
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	846	823
Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	5,025	4,904
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]	1,413	1,332
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,709	2,485
Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]	4,033	3,682
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	789	722
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	51,176	46,896
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	6,557	6,031
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	6,456	5,936
Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]	16,135	14,252
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	6,599	5,855
Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]	3,840	3,380
Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]	18,862	17,273
Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]	23,842	20,987
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	10,734	9,507
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	16,885	14,778
Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]	25,034	22,176
Freddie Mac Pool #RA3022 2.50% 6/1/2050[1]	155	130
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	33,809	28,629
Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	110	92
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,444	2,146
The Bond Fund of America — Page 19 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA3611 2.50% 9/1/2050[1]	USD122	$101
Freddie Mac Pool #QB2781 2.50% 9/1/2050[1]	16	13
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	9,551	8,382
Freddie Mac Pool #RA3726 2.00% 10/1/2050[1]	924	736
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	20,673	17,590
Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	601	501
Freddie Mac Pool #QB5184 2.50% 10/1/2050[1]	35	30
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	14,327	11,499
Freddie Mac Pool #SD0477 2.00% 11/1/2050[1]	2,337	1,861
Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]	26,391	22,208
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	9,261	7,781
Freddie Mac Pool #RA3932 2.50% 11/1/2050[1]	1,206	1,021
Freddie Mac Pool #RA3934 2.50% 11/1/2050[1]	562	472
Freddie Mac Pool #QB5608 2.50% 11/1/2050[1]	460	387
Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	128	106
Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	92	77
Freddie Mac Pool #QB5200 2.50% 11/1/2050[1]	53	44
Freddie Mac Pool #QB7061 2.00% 12/1/2050[1]	172	138
Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	22,157	18,446
Freddie Mac Pool #RA4179 2.50% 12/1/2050[1]	41	34
Freddie Mac Pool #QB7858 2.00% 1/1/2051[1]	3,233	2,572
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	1,656	1,334
Freddie Mac Pool #QB7230 2.00% 1/1/2051[1]	864	688
Freddie Mac Pool #QB7396 2.00% 1/1/2051[1]	147	117
Freddie Mac Pool #RA4410 2.50% 1/1/2051[1]	1,834	1,542
Freddie Mac Pool #QB7147 2.50% 1/1/2051[1]	873	733
Freddie Mac Pool #QB7854 2.50% 1/1/2051[1]	296	249
Freddie Mac Pool #RA4351 2.50% 1/1/2051[1]	91	76
Freddie Mac Pool #SD8122 2.50% 1/1/2051[1]	24	20
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	3,156	2,544
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	687	548
Freddie Mac Pool #QB9090 2.00% 2/1/2051[1]	158	126
Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]	3,753	3,187
Freddie Mac Pool #RA4530 2.50% 2/1/2051[1]	994	828
Freddie Mac Pool #RA4561 2.50% 2/1/2051[1]	930	775
Freddie Mac Pool #QB8934 2.50% 2/1/2051[1]	160	134
Freddie Mac Pool #SD8129 2.50% 2/1/2051[1]	149	125
Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]	33,964	29,814
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	58,958	47,239
Freddie Mac Pool #SD0552 2.00% 3/1/2051[1]	545	435
Freddie Mac Pool #SD0554 2.50% 3/1/2051[1]	1,949	1,623
Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	1,165	970
Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	106,645	88,958
Freddie Mac Pool #QC1187 2.50% 4/1/2051[1]	1,959	1,634
Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	504	420
Freddie Mac Pool #SD0975 2.50% 4/1/2051[1]	209	174
Freddie Mac Pool #QC1084 2.50% 4/1/2051[1]	77	65
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	22,418	18,093
Freddie Mac Pool #RA5258 2.00% 5/1/2051[1]	383	307
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,337	3,650
Freddie Mac Pool #RA5275 2.50% 5/1/2051[1]	816	682
Freddie Mac Pool #QC1292 2.50% 5/1/2051[1]	524	439
Freddie Mac Pool #RA5286 2.50% 5/1/2051[1]	21	18
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	5,822	5,092
The Bond Fund of America — Page 20 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	USD14,783	$12,458
Freddie Mac Pool #RA5435 2.50% 6/1/2051[1]	11,442	9,528
Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	133	111
Freddie Mac Pool #QC2992 2.50% 6/1/2051[1]	60	51
Freddie Mac Pool #QC4006 2.50% 6/1/2051[1]	40	33
Freddie Mac Pool #RA5559 2.50% 7/1/2051[1]	38,475	32,038
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	14,322	12,035
Freddie Mac Pool #SD4075 2.50% 7/1/2051[1]	14,326	11,926
Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	808	676
Freddie Mac Pool #QC3654 2.50% 7/1/2051[1]	174	145
Freddie Mac Pool #QC4413 2.50% 7/1/2051[1]	169	142
Freddie Mac Pool #QC4225 2.50% 7/1/2051[1]	22	18
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	73,908	64,898
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	794	635
Freddie Mac Pool #QC5206 2.50% 8/1/2051[1]	220	184
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	68,914	57,869
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	58,894	49,803
Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	10,614	8,838
Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	2,513	2,092
Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	882	734
Freddie Mac Pool #QC6516 2.50% 9/1/2051[1]	812	676
Freddie Mac Pool #QC6597 2.50% 9/1/2051[1]	568	473
Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	421	351
Freddie Mac Pool #QC6821 2.50% 9/1/2051[1]	380	316
Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	183	153
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	5,696	4,983
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	3,740	3,284
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	653	571
Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]	757	604
Freddie Mac Pool #SD6078 2.50% 10/1/2051[1]	32,703	27,283
Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	27,668	23,088
Freddie Mac Pool #RA6132 2.50% 10/1/2051[1]	1,031	865
Freddie Mac Pool #QC9156 2.50% 10/1/2051[1]	288	240
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	23,367	20,520
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	16,052	14,038
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	9,015	7,217
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	4,320	3,448
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	12,585	10,668
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	9,737	8,221
Freddie Mac Pool #QD2128 2.50% 11/1/2051[1]	39	33
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	6,527	5,710
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,061	1,645
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	7,555	6,364
Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	601	503
Freddie Mac Pool #SD0778 2.50% 12/1/2051[1]	391	326
Freddie Mac Pool #SD2101 2.50% 12/1/2051[1]	244	205
Freddie Mac Pool #SD8183 2.50% 12/1/2051[1]	127	106
Freddie Mac Pool #RA6469 2.50% 12/1/2051[1]	40	33
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	4,106	3,572
Freddie Mac Pool #SD8188 2.00% 1/1/2052[1]	320	255
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	20,554	17,228
Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]	1,382	1,164
Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	1,014	846
Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]	410	343
The Bond Fund of America — Page 21 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA6614 2.50% 1/1/2052[1]	USD94	$79
Freddie Mac Pool #RA7263 2.50% 1/1/2052[1]	65	54
Freddie Mac Pool #QD5570 2.50% 1/1/2052[1]	52	43
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	38,374	33,699
Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]	1,588	1,389
Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]	279	253
Freddie Mac Pool #RA6913 2.00% 2/1/2052[1]	3,690	2,942
Freddie Mac Pool #QD7191 2.00% 2/1/2052[1]	3,390	2,701
Freddie Mac Pool #QD8041 2.00% 2/1/2052[1]	3,345	2,665
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,684	1,341
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	472	376
Freddie Mac Pool #RA6774 2.00% 2/1/2052[1]	53	43
Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]	12,891	10,813
Freddie Mac Pool #RA6900 2.50% 2/1/2052[1]	885	741
Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	389	325
Freddie Mac Pool #RA8028 2.50% 2/1/2052[1]	61	51
Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	39	32
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	22,272	20,417
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	4,350	3,954
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	3,989	3,182
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	3,348	2,666
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	1,002	798
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	952	758
Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	890	709
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	526	418
Freddie Mac Pool #RA6973 2.00% 3/1/2052[1]	320	255
Freddie Mac Pool #QE2318 2.00% 3/1/2052[1]	103	82
Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	4,792	4,012
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,467	2,083
Freddie Mac Pool #QD8966 2.50% 3/1/2052[1]	855	716
Freddie Mac Pool #QE0615 2.50% 3/1/2052[1]	118	99
Freddie Mac Pool #SD1660 2.50% 3/1/2052[1]	103	86
Freddie Mac Pool #RA7021 2.50% 3/1/2052[1]	92	77
Freddie Mac Pool #RA7020 2.50% 3/1/2052[1]	74	62
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	28,979	25,557
Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]	655	593
Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]	38	34
Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]	15	14
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,271	2,606
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	959	763
Freddie Mac Pool #QE1586 2.00% 4/1/2052[1]	160	127
Freddie Mac Pool #QE4412 2.00% 4/1/2052[1]	114	90
Freddie Mac Pool #QE0024 2.00% 4/1/2052[1]	62	49
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	25,096	21,238
Freddie Mac Pool #SD8205 2.50% 4/1/2052[1]	6,855	5,709
Freddie Mac Pool #SD6089 2.50% 4/1/2052[1]	6,627	5,553
Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	5,338	4,448
Freddie Mac Pool #SD6081 2.50% 4/1/2052[1]	4,681	3,904
Freddie Mac Pool #QD9578 2.50% 4/1/2052[1]	3,546	2,969
Freddie Mac Pool #QE0374 2.50% 4/1/2052[1]	2,353	1,970
Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	2,209	1,842
Freddie Mac Pool #QE0799 2.50% 4/1/2052[1]	1,746	1,454
Freddie Mac Pool #QE2317 2.50% 4/1/2052[1]	1,582	1,323
Freddie Mac Pool #QE2470 2.50% 4/1/2052[1]	1,522	1,272
The Bond Fund of America — Page 22 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD9765 2.50% 4/1/2052[1]	USD1,238	$1,032
Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	957	796
Freddie Mac Pool #QE2310 2.50% 4/1/2052[1]	614	516
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	168	141
Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	119	99
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	5,017	4,182
Freddie Mac Pool #QE2352 2.50% 5/1/2052[1]	2,172	1,808
Freddie Mac Pool #QE1863 2.50% 5/1/2052[1]	1,475	1,233
Freddie Mac Pool #QE2112 2.50% 5/1/2052[1]	504	421
Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	48	40
Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	8,326	7,565
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	703,047	610,244
Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]	659	595
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	541	489
Freddie Mac Pool #SD6496 2.00% 6/1/2052[1]	26,480	21,147
Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	4,830	3,852
Freddie Mac Pool #QE4044 2.50% 6/1/2052[1]	1,728	1,444
Freddie Mac Pool #SD4175 2.50% 6/1/2052[1]	553	463
Freddie Mac Pool #SD8219 2.50% 6/1/2052[1]	364	304
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	224,848	195,168
Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]	38,743	36,517
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	22,621	21,685
Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]	117	116
Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	868	722
Freddie Mac Pool #SD8224 2.50% 7/1/2052[1]	832	693
Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	376	313
Freddie Mac Pool #QE6097 2.50% 7/1/2052[1]	157	131
Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	47	39
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	15,587	13,534
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,040	4,705
Freddie Mac Pool #QE8533 4.00% 7/1/2052[1]	199	185
Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]	27,475	27,053
Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]	693	682
Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]	353	347
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	1,784	1,487
Freddie Mac Pool #QE8026 2.50% 8/1/2052[1]	481	402
Freddie Mac Pool #QE8989 2.50% 8/1/2052[1]	360	300
Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	241	202
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	27,084	23,784
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	777	725
Freddie Mac Pool #QE9260 4.00% 8/1/2052[1]	247	230
Freddie Mac Pool #RA7772 4.00% 8/1/2052[1]	159	148
Freddie Mac Pool #QE7412 4.00% 8/1/2052[1]	117	109
Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]	13,097	12,555
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	510	489
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]	227	228
Freddie Mac Pool #QF0977 2.00% 9/1/2052[1]	261	208
Freddie Mac Pool #SD7060 2.00% 9/1/2052[1]	99	79
Freddie Mac Pool #SD6082 2.50% 9/1/2052[1]	481	401
Freddie Mac Pool #QF0923 2.50% 9/1/2052[1]	251	210
Freddie Mac Pool #SD8262 2.50% 9/1/2052[1]	102	85
Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	36	30
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	29,783	25,843
The Bond Fund of America — Page 23 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7918 4.00% 9/1/2052[1]	USD293	$274
Freddie Mac Pool #QE9349 4.00% 9/1/2052[1]	293	274
Freddie Mac Pool #QF0666 4.00% 9/1/2052[1]	222	207
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	2,370	2,272
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	588	563
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	345	331
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	8,624	8,485
Freddie Mac Pool #SD8271 2.50% 10/1/2052[1]	5,820	4,848
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	5,895	5,504
Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	4,730	4,416
Freddie Mac Pool #QF1560 4.00% 10/1/2052[1]	588	549
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	551	515
Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]	289	270
Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]	19,020	18,227
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	3,401	3,259
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,140	3,010
Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]	2,811	2,694
Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]	340	326
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	228	218
Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]	23,146	22,755
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	2,224	2,188
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	42,676	42,924
Freddie Mac Pool #SD7486 2.50% 11/1/2052[1]	209	175
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	115,158	109,308
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	40,041	37,952
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	4,181	4,008
Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]	2,741	2,628
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	53,542	53,639
Freddie Mac Pool #QF4602 2.50% 12/1/2052[1]	179	150
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	7,325	6,358
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	2,004	1,871
Freddie Mac Pool #QF5391 4.00% 12/1/2052[1]	654	611
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	101,196	99,512
Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]	79,733	78,386
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	9,797	9,794
Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	9,889	10,150
Freddie Mac Pool #SD8312 2.50% 1/1/2053[1]	2,324	1,943
Freddie Mac Pool #QF6264 2.50% 1/1/2053[1]	146	121
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	11,047	10,313
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	53,131	50,918
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	1,433	1,409
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	37,239	37,845
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	24,032	24,584
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	373	382
Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]	57	58
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,729	1,614
Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	36,962	36,318
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	73,531	73,663
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	5,054	5,060
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	4,554	4,560
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	792	792
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	446	446
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	28,568	29,107
Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]	48	49
The Bond Fund of America — Page 24 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	USD2,800	$2,614
Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]	366	351
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	19,987	19,989
Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]	7,771	7,772
Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	5,362	5,006
Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	402	375
Freddie Mac Pool #QG2329 4.00% 4/1/2053[1]	145	135
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	16,893	16,607
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	3,327	3,269
Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]	2,496	2,448
Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]	306	301
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	30,996	31,019
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	117	117
Freddie Mac Pool #RA9126 2.50% 5/1/2053[1]	382	319
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	520	485
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	238	228
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	75,775	74,455
Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]	4,512	4,434
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	146,211	146,303
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	54,744	54,778
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	6,493	6,503
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,819	3,839
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	46	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	108,605	110,603
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	17,889	18,322
Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]	18,721	17,477
Freddie Mac Pool #SD8338 4.00% 6/1/2053[1]	11,722	10,943
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	12,771	12,227
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	24,708	24,277
Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]	274	269
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	136,761	136,829
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	14,060	14,079
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	7,417	7,479
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	7,214	7,223
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	32	32
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	23	23
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	61,800	62,821
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	48,953	50,137
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	21,164	21,566
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	17,804	18,244
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	17,459	17,774
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	15,742	16,105
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	11,022	11,275
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	8,242	8,497
Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]	464	473
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	7,018	7,292
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	6,246	6,474
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	5,794	6,057
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	5,732	6,005
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,091	4,290
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,093	3,230
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	1,957	2,027
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,655	1,748
Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]	2,404	2,362
The Bond Fund of America — Page 25 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]	USD1,574	$1,547
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	433	425
Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]	210	206
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	60,155	60,115
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	47,878	47,936
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	93,817	95,360
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	22,985	23,403
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	17,509	17,815
Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	5,037	5,150
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	635	652
Freddie Mac Pool #RA9735 2.50% 8/1/2053[1]	355	296
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	37,119	34,652
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	17,486	17,173
Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]	272	268
Freddie Mac Pool #SD3559 5.50% 8/1/2053[1]	5,078	5,108
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	81,160	82,876
Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	558	569
Freddie Mac Pool #RJ0147 2.50% 9/1/2053[1]	437	364
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	14,176	13,576
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	61,650	61,657
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	32,052	32,900
Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	11,648	11,923
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	3,602	3,665
Freddie Mac Pool #SD3859 6.50% 9/1/2053[1]	16,907	17,589
Freddie Mac Pool #SD4550 2.50% 10/1/2053[1]	503	420
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	6,098	5,991
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	26,239	26,242
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	204,632	207,957
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	55,699	56,604
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	28,287	29,217
Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	2,378	2,220
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,419	9,018
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	133,616	131,290
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	8,286	8,287
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	20,610	20,967
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	10,524	10,915
Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,388	1,295
Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	82,515	84,149
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	40,236	41,066
Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	8,926	9,164
Freddie Mac Pool #QH5945 6.50% 12/1/2053[1]	24,300	25,180
Freddie Mac Pool #QH6802 6.50% 12/1/2053[1]	362	374
Freddie Mac Pool #QH7176 6.50% 12/1/2053[1]	47	48
Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	5,394	4,298
Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	184	146
Freddie Mac Pool #SD4816 2.50% 1/1/2054[1]	13,658	11,427
Freddie Mac Pool #SD5369 2.50% 1/1/2054[1]	105	88
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	17,213	16,069
Freddie Mac Pool #SD6706 4.50% 1/1/2054[1]	60,954	58,367
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	54,705	55,840
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	29,874	30,393
Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	11,879	12,383
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,211	5,397
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	576	596
The Bond Fund of America — Page 26 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	USD1,383	$1,291
Freddie Mac Pool #SD8413 4.00% 2/1/2054[1]	1,025	957
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	11,042	11,035
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	28,779	29,367
Freddie Mac Pool #SD4896 6.00% 2/1/2054[1]	16,921	17,324
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	12,989	13,211
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	11,290	11,473
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	7,098	7,277
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,811	4,893
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	38,568	39,987
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	16,224	16,803
Freddie Mac Pool #SD8403 6.50% 2/1/2054[1]	20	21
Freddie Mac Pool #RJ1871 4.00% 3/1/2054[1]	1,397	1,304
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	62,199	62,158
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	29,612	29,733
Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	49,297	50,437
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	6,424	6,542
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	5,492	5,680
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	19,373	19,486
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	5,986	5,994
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	43,248	44,228
Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	28,951	29,723
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	18,215	18,633
Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	14,057	14,358
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	376	384
Freddie Mac Pool #RJ1879 6.00% 4/1/2054[1]	216	220
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	10,486	10,919
Freddie Mac Pool #QI2664 6.50% 4/1/2054[1]	7,561	7,819
Freddie Mac Pool #QI3488 6.50% 4/1/2054[1]	6,795	7,012
Freddie Mac Pool #QI4365 6.50% 4/1/2054[1]	2,496	2,584
Freddie Mac Pool #QI4230 6.50% 4/1/2054[1]	462	477
Freddie Mac Pool #RJ1873 2.50% 5/1/2054[1]	1,083	901
Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	16,139	15,853
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	35,935	36,155
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[1]	16,829	16,963
Freddie Mac Pool #QI5369 5.50% 5/1/2054[1]	11,056	11,049
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	5,739	5,739
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	87,284	88,769
Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	69,175	70,582
Freddie Mac Pool #RJ1431 6.00% 5/1/2054[1]	10,602	10,813
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	473	485
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	64,426	66,973
Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	31,297	32,616
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	18,522	19,259
Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	16,432	17,085
Freddie Mac Pool #QI5199 6.50% 5/1/2054[1]	1,644	1,700
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	4,550	4,473
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	54,504	54,518
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	8,240	8,279
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	38,874	39,744
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	32,182	32,812
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	27,301	28,002
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	893	907
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	76,782	79,411
The Bond Fund of America — Page 27 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	USD38,431	$40,045
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	27,484	28,571
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	15,139	15,617
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	9,646	10,075
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	956	997
Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	43,948	43,919
Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	17,226	17,231
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	11,722	11,714
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	65,659	66,941
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	51,615	53,127
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	24,428	24,912
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	16,311	16,576
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	10,232	10,437
Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	7,003	7,140
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	4,449	4,555
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	685	699
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	89,246	92,065
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	21,067	21,889
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	10,538	10,899
Freddie Mac Pool #RJ2525 6.50% 7/1/2054[1]	8,942	9,225
Freddie Mac Pool #RJ1930 6.50% 7/1/2054[1]	5,502	5,676
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	4,087	4,259
Freddie Mac Pool #QI9547 6.50% 7/1/2054[1]	254	262
Freddie Mac Pool #QJ0143 6.50% 7/1/2054[1]	22	23
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	15,721	15,465
Freddie Mac Pool #RJ2194 5.00% 8/1/2054[1]	13,686	13,499
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	11,170	10,991
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	10,154	9,971
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	48,861	48,911
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	32,926	33,004
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	27,841	27,857
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	11,022	11,086
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	5,109	5,136
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	171,023	173,803
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	40,363	41,130
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	19,682	20,072
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	4,037	4,145
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	2,563	2,621
Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	565	575
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	170,065	175,436
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	42,694	44,402
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	21,231	22,070
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	14,969	15,556
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	9,024	9,333
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	7,854	8,188
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	5,422	5,653
Freddie Mac Pool #QJ1576 6.50% 8/1/2054[1]	1,161	1,200
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	103,301	103,408
Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	98,444	98,379
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	43,072	43,329
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	38,968	38,985
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[1]	13,559	13,575
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	11,685	11,678
Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	8,761	8,833
The Bond Fund of America — Page 28 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	USD36,907	$37,703
Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	16,466	16,734
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	8,785	8,961
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	4,913	5,025
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	4,524	4,645
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	4,182	4,294
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	2,733	2,787
Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	29,081	30,273
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	19,417	20,095
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	18,681	19,344
Freddie Mac Pool #SD6404 6.50% 9/1/2054[1]	10,631	10,992
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	9,469	9,822
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	8,924	9,274
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	6,803	7,091
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	6,824	7,058
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	3,712	3,829
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	3,660	3,796
Freddie Mac Pool #RJ2373 6.50% 9/1/2054[1]	2,000	2,069
Freddie Mac Pool #QJ6847 4.00% 10/1/2054[1]	3,114	2,907
Freddie Mac Pool #RJ2664 5.00% 10/1/2054[1]	185	181
Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	56,745	57,001
Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	48,471	48,431
Freddie Mac Pool #RJ2622 5.50% 10/1/2054[1]	63	63
Freddie Mac Pool #QJ5370 6.00% 10/1/2054[1]	8,833	9,022
Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	26	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	45,227	46,806
Freddie Mac Pool #RJ2850 4.50% 11/1/2054[1]	22,230	21,273
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	19,538	18,700
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	60,390	59,224
Freddie Mac Pool #RJ2836 5.00% 11/1/2054[1]	273	268
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	61,618	61,682
Freddie Mac Pool #RJ2913 5.50% 11/1/2054[1]	29,565	29,584
Freddie Mac Pool #RJ2845 6.00% 11/1/2054[1]	22,239	22,665
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	10,551	10,738
Freddie Mac Pool #SD8476 6.00% 11/1/2054[1]	37	38
Freddie Mac Pool #SD8477 6.50% 11/1/2054[1]	7,447	7,702
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	70,001	68,701
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	51,863	50,896
Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	18,690	18,358
Freddie Mac Pool #QX1743 5.00% 12/1/2054[1]	12,862	12,630
Freddie Mac Pool #QX2834 5.00% 12/1/2054[1]	4,181	4,105
Freddie Mac Pool #QX1754 5.50% 12/1/2054[1]	22,549	22,551
Freddie Mac Pool #RJ3078 5.50% 12/1/2054[1]	14,128	14,185
Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	4,348	4,345
Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	938	938
Freddie Mac Pool #QX0384 6.00% 12/1/2054[1]	9,450	9,633
Freddie Mac Pool #QX1881 6.00% 12/1/2054[1]	2,338	2,383
Freddie Mac Pool #SD8485 6.50% 12/1/2054[1]	3,453	3,563
Freddie Mac Pool #QX3521 6.50% 12/1/2054[1]	3,000	3,101
Freddie Mac Pool #QX1468 6.50% 12/1/2054[1]	259	268
Freddie Mac Pool #RJ3291 5.50% 1/1/2055[1]	29,552	29,673
Freddie Mac Pool #QX2812 5.50% 1/1/2055[1]	9,254	9,257
Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	8,486	8,479
Freddie Mac Pool #RJ3240 6.00% 1/1/2055[1]	47,876	48,812
The Bond Fund of America — Page 29 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ3301 6.00% 1/1/2055[1]	USD20,243	$20,780
Freddie Mac Pool #RJ3305 6.00% 1/1/2055[1]	13,744	14,071
Freddie Mac Pool #RJ3241 6.50% 1/1/2055[1]	12,887	13,415
Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	538	554
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[1]	37,420	35,822
Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	11,171	11,350
Freddie Mac Pool #QX6698 6.50% 2/1/2055[1]	3,000	3,094
Freddie Mac Pool #SD8525 6.00% 4/1/2055[1]	24,962	25,364
Freddie Mac Pool #SD8526 6.50% 4/1/2055[1]	1,321	1,363
Freddie Mac, Series K517, Class A2, 5.355% 1/25/2029[1,3]	9,918	10,251
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]	112	113
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,901
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]	1,000	884
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	7,924	6,957
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]	1,753	1,830
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]	1,240	1,294
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	708	739
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	430	429
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]	400	394
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]	3,000	2,801
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]	172	170
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	1,680	1,661
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	3,000	2,978
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	5,454	5,640
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	4,407	4,566
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	14,962	15,518
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,956
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]	62	58
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	116,127	116,473
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	5,548	5,764
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	7,501	6,592
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	7,984	6,981
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	5,000	4,375
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	3,551	3,121
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	24,842	24,677
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	23	21
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]	197	176
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]	189	151
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	636	552
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]	61	54
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]	53	45
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	20,150	18,907
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]	2,864	2,671
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,051	4,422
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,276	7,875
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,014	898
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	24,753	23,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	23,310	21,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,303	4,547
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	7,540	6,810
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	4,696	4,245
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]	3,989	3,853
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	35,420	34,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	7,776	6,966
The Bond Fund of America — Page 30 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	USD2,630	$2,349
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	1,009	965
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	16,966	16,185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,210	1,971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	1,358	1,215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	412	395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	75,279	69,900
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	36,518	32,264
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	14,659	14,264
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11,484	11,184
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	41,282	39,264
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	20,624	19,590
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	28,981	27,903
Government National Mortgage Assn. 3.00% 4/1/2055[1,5]	18,350	16,256
Government National Mortgage Assn. 3.50% 4/1/2055[1,5]	890	814
Government National Mortgage Assn. 4.00% 4/1/2055[1,5]	106,649	99,845
Government National Mortgage Assn. 5.50% 4/1/2055[1,5]	102,292	102,518
Government National Mortgage Assn. 3.50% 5/1/2055[1,5]	15,822	14,444
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]	226	220
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]	152	151
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]	253	250
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	660	650
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,060	1,087
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]	60	58
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	961	966
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]	445	433
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]	101	97
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,053	2,973
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]	241	222
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]	750	687
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]	2,858	2,548
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]	1,248	1,113
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]	199	184
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]	1,578	1,459
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	30	30
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]	1,247	1,152
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]	1,980	1,828
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]	1,716	1,669
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]	25	24
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]	116	114
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	8,660	8,178
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]	1,507	1,466
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	248	241
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	60	60
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]	1,479	1,433
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	61,075	56,142
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]	371	360
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	14,344	11,744
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	1,321	1,121
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	20,487	16,774
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]	17,364	16,893
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	43,550	36,522
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	28,131	23,634
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	32,836	27,537
The Bond Fund of America — Page 31 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	USD20,998	$17,674
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	8,789	7,414
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	31,262	26,333
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	8,989	7,675
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	10,413	8,891
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	1,620	1,375
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	6,449	5,506
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	2,825	2,375
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	530	450
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	91	77
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	1,041	889
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	14,266	12,649
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	35,087	32,206
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	5,349	4,907
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	741	633
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	36,679	32,522
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	6,758	6,199
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	164,346	150,756
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	56,037	52,559
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	57,522	54,056
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]	3,634	3,334
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	1,803	1,690
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]	30	28
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]	1,095	1,027
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	28,601	26,811
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	18,770	17,610
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	190,813	183,745
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]	3,804	3,756
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]	8,999	8,867
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	2,914	2,876
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	145,608	139,973
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	30,361	29,910
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	55,865	53,703
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	92,831	89,200
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]	51,109	50,345
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]	2,524	2,491
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	14,628	13,710
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054[1]	572	524
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	52	49
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	173,111	166,169
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054[1]	68	63
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[1]	38,133	35,711
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[1]	847	793
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]	3	3
Government National Mortgage Assn. Pool #725876 4.902% 9/20/2061[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061[1]	2	2
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[1]	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #776095 4.737% 2/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8238 4.907% 12/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AE9612 4.737% 1/20/2065[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	11,503	8,486
The Bond Fund of America — Page 32 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 4/1/2040[1,5]	USD29,500	$26,666
Uniform Mortgage-Backed Security 2.50% 4/1/2040[1,5]	34,115	31,568
Uniform Mortgage-Backed Security 3.50% 4/1/2040[1,5]	37,000	35,596
Uniform Mortgage-Backed Security 4.00% 4/1/2040[1,5]	6,589	6,420
Uniform Mortgage-Backed Security 2.00% 5/1/2040[1,5]	12,500	11,297
Uniform Mortgage-Backed Security 4.00% 5/1/2040[1,5]	22,411	21,836
Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,5]	14,574	11,585
Uniform Mortgage-Backed Security 2.50% 4/1/2055[1,5]	25,313	21,052
Uniform Mortgage-Backed Security 3.00% 4/1/2055[1,5]	3	3
Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,5]	22,237	20,057
Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,5]	57,746	55,241
Uniform Mortgage-Backed Security 5.00% 4/1/2055[1,5]	1,589	1,557
Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,5]	21,014	20,989
Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,5]	107,951	109,656
Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,5]	76,626	79,023
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,5]	341,591	357,073
Uniform Mortgage-Backed Security 2.00% 5/1/2055[1,5]	441,423	350,900
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,5]	762,544	634,126
Uniform Mortgage-Backed Security 3.50% 5/1/2055[1,5]	656,395	591,656
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,5]	332,543	309,405
Uniform Mortgage-Backed Security 4.50% 5/1/2055[1,5]	138,059	132,000
Uniform Mortgage-Backed Security 5.00% 5/1/2055[1,5]	108,872	106,619
Uniform Mortgage-Backed Security 5.50% 5/1/2055[1,5]	38,189	38,108
Uniform Mortgage-Backed Security 6.00% 5/1/2055[1,5]	665,350	675,107
Uniform Mortgage-Backed Security 6.50% 5/1/2055[1,5]	1,585,202	1,633,371
Uniform Mortgage-Backed Security 7.00% 5/1/2055[1,5]	289,588	302,657
Uniform Mortgage-Backed Security 2.50% 6/1/2055[1,5]	54,270	45,019
Uniform Mortgage-Backed Security 3.50% 6/1/2055[1,5]	31,655	28,530
Uniform Mortgage-Backed Security 4.00% 6/1/2055[1,5]	10,310	9,588
Uniform Mortgage-Backed Security 5.00% 6/1/2055[1,5]	555	543
Uniform Mortgage-Backed Security 6.00% 6/1/2055[1,5]	30,630	31,052
		27,738,667
Commercial mortgage-backed securities 2.75%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,4]	3,963	3,770
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]	914	889
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.011% 7/15/2041[1,3,4]	5,594	5,589
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029[1,3,4]	11,688	11,695
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 5.501% 11/10/2029[1,3,4]	21,250	21,561
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 5.952% 11/10/2029[1,3,4]	20,000	19,842
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029[1,3,4]	26,562	27,326
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	2,750	2,731
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]	115	112
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058[1,3]	45,270	47,113
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[1,3]	1,940	2,048
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,3]	9,574	9,512
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	1,639	1,600
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,660	1,620
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	3,920	3,794
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	255	245
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]	135	131
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	450	432
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[1]	230	232
The Bond Fund of America — Page 33 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[1,3]	USD5,777	$5,997
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]	4,984	5,340
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]	3,632	3,860
Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057[1]	5,046	5,287
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	8,275	8,517
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[1]	5,110	5,327
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	6,927	7,216
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,763	3,883
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[1,3]	20,329	21,190
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[1,3]	7,094	7,316
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]	3,750	3,635
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	2,510	2,443
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	313	303
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]	500	490
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	11,116	10,955
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,039	8,371
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]	250	245
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	490	481
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	5,000	4,698
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062[1]	2,000	1,845
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	1,654	1,469
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058[1]	13,090	13,482
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.238% 3/15/2037[1,3,4]	1,574	1,494
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[1,3]	160	157
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[1]	1,087	1,118
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[1,3]	600	637
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,3]	796	858
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[1]	4,453	4,693
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[1]	6,782	6,938
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,475	3,375
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	1,906	1,848
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	5,890	5,747
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]	90	88
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	6,351	6,162
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,135	4,953
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	944	833
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	1,000	978
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	13,158	12,929
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	18,592	15,903
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[1]	9,000	7,663
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]	1,450	1,210
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	1,600	1,361
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]	900	790
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	24,661	21,410
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	3,785	3,222
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]	5,000	4,340
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,722
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	1,822	1,661
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	15,869	16,645
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,746
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[1]	4,967	5,210
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	730	674
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	19,538	20,104
The Bond Fund of America — Page 34 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[1,3]	USD2,180	$2,252
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[1]	2,293	2,331
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[1]	25,295	26,349
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	14,669	15,192
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058[1]	37,734	39,000
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058[1]	16,299	16,860
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]	495	472
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]	5,000	4,599
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.804% 8/15/2026[1,3,4]	34,299	34,223
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.369% 8/15/2026[1,3,4]	9,118	9,102
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[1,3]	400	402
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[1]	404	421
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]	3,833	4,016
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]	2,661	2,818
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[1,3]	2,710	2,866
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	6,880	7,369
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,3]	2,955	3,070
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057[1,3]	200	207
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	6,231	6,337
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[1,3]	25,940	26,719
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[1,3]	10,710	11,038
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058[1]	28,511	29,582
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058[1,3]	10,769	11,175
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.691% 6/15/2041[1,3,4]	4,990	4,990
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.24% 8/15/2041[1,3,4]	30,500	30,686
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.217% 4/15/2037[1,3,4]	21,448	21,481
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.669% 12/15/2039[1,3,4]	30,586	30,553
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.019% 12/15/2039[1,3,4]	6,353	6,348
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.761% 11/15/2026[1,3,4]	48,846	48,799
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.061% 11/15/2026[1,3,4]	10,790	10,783
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.434% 6/15/2027[1,3,4]	53,930	54,286
BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.811% 7/15/2029[1,3,4]	2,500	2,491
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[1,3,4]	26,199	26,172
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[1,3,4]	103,652	102,796
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.333% 10/15/2036[1,3,4]	26,561	26,506
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.181% 11/15/2036[1,3,4]	63,396	62,876
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.81% 4/15/2037[1,3,4]	23,410	23,427
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.104% 6/15/2038[1,3,4]	34,420	34,302
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.284% 11/15/2038[1,3,4]	56,831	56,696
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[1,3,4]	52,906	52,993
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.77% 8/15/2039[1,3,4]	4,589	4,583
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[1,3,4]	12,836	12,842
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 11/15/2041[1,3,4]	42,027	42,119
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.211% 11/15/2041[1,3,4]	19,741	19,791
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[1,4]	14,646	15,022
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042[1,3,4]	960	947
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]	5,963	5,742
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[1,3,4]	8,629	8,644
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.66% 7/15/2041[1,3,4]	7,911	7,928
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.346% 8/15/2026[1,3,4]	4,807	4,811
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,3,4]	12,291	12,220
The Bond Fund of America — Page 35 of 110

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	USD1,000	$955
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	5,576	5,366
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,4]	5,000	5,191
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,4]	140,201	143,297
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,525	1,499
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	2,740	2,700
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]	500	489
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	6,048	5,836
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,930	2,840
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]	200	183
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	2,848	2,836
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	805	732
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]	20	20
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	4,000	3,859
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	825	800
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]	2,261	2,191
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]	999	989
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]	600	574
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,330	2,258
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	2,000	1,833
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,3,4]	68,864	69,775
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]	6,865	7,040
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]	7,957	8,185
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,3,4]	6,119	6,314
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	500	488
ELM Trust 2024, Series 2024-ELM, Class A10, 5.414% 6/10/2039[1,3,4]	7,008	7,103
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,3,4]	10,124	10,261
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.514% 7/15/2038[1,3,4]	15,827	15,823
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.814% 7/15/2038[1,3,4]	3,153	3,151
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.134% 7/15/2038[1,3,4]	3,120	3,119
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.684% 7/15/2038[1,3,4]	3,269	3,269
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,520	1,551
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[1,3,4]	3,468	3,471
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]	16,156	16,612
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.13% 8/15/2039[1,3,4]	29,925	30,032
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]	6,073	5,236
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 5/15/2041[1,3,4]	16,268	16,288
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,3,4]	15,326	15,486
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	126	125
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]	3,000	2,978
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,372	2,328
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]	2,654	2,598
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]	855	828
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	3,000	2,888
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	255	246
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]	174	161
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	7,483	6,649
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	1,556	1,327
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[1,3,4]	56,363	56,240
The Bond Fund of America — Page 36 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.062% 3/15/2042[1,3,4]	USD7,392	$7,370
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.362% 3/15/2042[1,3,4]	1,408	1,404
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[1,3,4]	5,975	5,961
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,3,4]	12,107	12,291
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,3,4]	1,404	1,415
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[1,3,4]	89,186	90,848
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[1,3,4]	34,939	34,808
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 6.05% 3/15/2042[1,3,4]	10,000	9,963
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.466% 9/15/2047[1,3]	100	96
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	2,333	2,230
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	1,600	1,554
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	1,683	1,619
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]	975	860
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]	23,980	22,211
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	5,095	4,992
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	978
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[1,3,4]	4,950	4,953
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[1,3,4]	2,390	2,391
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[1,3,4]	1,912	1,915
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.235% 4/15/2038[1,3,4]	6,518	6,503
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030[1]	2,530	2,601
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	525	521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	1,098	1,095
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	1,056	1,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]	208	202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]	3,000	2,901
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	5,280	5,173
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]	401	400
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	1,730	1,687
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[1,3]	120	110
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	3,463	3,731
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.19% 7/25/2054[1,3,4]	4,044	4,215
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.286% 2/10/2047[1,3,4]	6,497	6,678
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.533% 2/10/2047[1,3,4]	1,848	1,889
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 6.002% 2/15/2042[1,3,4]	11,881	11,784
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]	4,543	4,267
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]	1,000	887
ROCC Trust, Series 2024-CNTR, Class B, 5.93% 11/13/2041[1,4]	2,000	2,046
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[1,3,4]	8,141	8,112
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.06% 5/15/2039[1,3,4]	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.584% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]	8,100	7,990
The Bond Fund of America — Page 37 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.934% 5/15/2038[1,3,4]	USD1,500	$1,454
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	10,207	9,953
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]	23,334	20,078
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.01% 7/15/2036[1,3,4]	35,045	34,860
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.164% 11/15/2038[1,3,4]	45,309	45,047
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.319% 1/15/2039[1,3,4]	55,785	55,400
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[1,3,4]	21,716	21,511
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 6.162% 3/15/2042[1,3,4]	9,804	9,717
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.811% 11/15/2041[1,3,4]	40,000	40,056
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.161% 11/15/2041[1,3,4]	9,796	9,796
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.56% 11/15/2041[1,3,4]	2,400	2,400
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	4,229	4,220
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	6,000	5,967
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	1,400	1,390
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]	1,137	1,127
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	6,190	6,043
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]	380	369
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	6,370	6,240
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]	1,154	1,122
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,917
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	6,500	6,380
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	3,898	3,623
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[1,3]	520	488
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[1]	1,610	1,685
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]	1,667	1,571
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	19,224	20,037
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[1,3]	22,375	23,160
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, 5.645% 2/15/2058[1]	9,975	10,375
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	7,000	6,961
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.56% 9/15/2058[1,3]	1,000	932
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,320	1,301
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	3,853	3,740
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	510	499
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[1,3,4]	15,228	15,235
		2,568,156
Collateralized mortgage-backed obligations (privately originated) 2.30%
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027)[1,4,6]	5,869	5,924
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[1,4,6]	8,022	8,065
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[1,4,6]	32,342	32,399
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,4,6]	7,774	7,751
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]	9,321	8,363
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]	252	240
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]	33,430	31,866
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,4,6]	21,951	21,138
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]	1,741	1,622
The Bond Fund of America — Page 38 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]	USD757	$740
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]	2,487	2,268
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026)[1,4,6]	1,430	1,426
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]	2,666	2,653
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027)[1,4,6]	3,567	3,591
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027)[1,4,6]	5,160	5,258
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[1,4,6]	36,882	37,216
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[1,4,6]	12,760	12,819
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[1,4,6]	40,422	40,538
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064[1,4,6]	17,428	17,477
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,155
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,6]	6,808	6,823
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]	1,581	1,566
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,4]	2,366	2,337
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,3,4]	969	933
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,4]	50,134	48,969
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[1,4,6]	17,348	16,955
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028)[1,4,6]	2,800	2,661
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	1,760	1,718
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[1,3,4]	13,737	12,109
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,4]	12,452	11,056
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064[1,3,4]	4,580	4,075
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064[1,3,4]	1,515	1,357
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	881	878
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]	30,143	28,391
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[1,3,4]	6,857	6,749
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[1,4,6]	14,831	14,603
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]	359	334
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]	3,731	3,489
Citigroup Mortgage Loan Trust Inc., Series 2018-RP1, Class M3, 3.00% 9/25/2064[1,3,4]	1,500	1,258
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,4,6]	2,069	2,076
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027)[1,4,6]	10,115	10,266
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027)[1,4,6]	2,612	2,655
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027)[1,4,6]	1,500	1,524
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[1,4,6]	11,792	11,795
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]	4,413	3,925
Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.454% 7/25/2025[1,3]	2,959	3,004
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 8.204% 10/25/2030[1,3]	3,735	3,986
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.44% 3/25/2042[1,3,4]	5,613	5,699
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.09% 5/25/2042[1,3,4]	1,591	1,625
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[1,3,4]	10,573	10,799
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 1/25/2043[1,3,4]	824	841
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 5/25/2043[1,3,4]	5,668	5,775
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[1,3,4]	3,121	3,145
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[1,3,4]	17,137	17,195
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.84% 10/25/2043[1,3,4]	USD10,865	$10,879
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 1/25/2044[1,3,4]	7,222	7,210
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 1/25/2044[1,3,4]	6,726	6,754
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.04% 1/25/2044[1,3,4]	6,632	6,769
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[1,3,4]	3,225	3,221
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 2/25/2044[1,3,4]	7,873	7,899
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[1,3,4]	3,312	3,308
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.99% 5/25/2044[1,3,4]	4,184	4,194
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.54% 5/25/2044[1,3,4]	2,222	2,240
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.49% 9/25/2044[1,3,4]	7,176	7,173
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[1,3,4]	6,313	6,312
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[1,3,4]	2,367	2,367
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[1,3,4]	10,236	10,235
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]	2,612	2,569
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]	444	434
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]	1,941	1,934
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	89	91
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	50	50
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	456	465
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	65	66
Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[1,3,4]	7,872	7,846
FARM Mortgage Trust, Series 2024-1, Class A1, 4.712% 10/1/2053[1,3,4]	7,141	7,000
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.193% 8/1/2054[1,3,4]	19,828	19,728
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.193% 8/1/2054[1,3,4]	16,762	16,509
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]	9,341	10,974
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]	10,594	12,234
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]	12,945	10,618
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]	13,708	11,227
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]	2,319	1,978
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.004% 7/25/2028[1,3]	1,345	1,388
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.254% 7/25/2030[1,3]	2,559	2,597
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.34% 4/25/2042[1,3,4]	6,975	7,029
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.54% 5/25/2042[1,3,4]	4,645	4,707
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.29% 6/25/2042[1,3,4]	9,733	9,933
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[1,3,4]	USD2,379	$2,400
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.04% 9/25/2042[1,3,4]	7,561	7,957
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.69% 2/25/2044[1,3,4]	9,662	9,688
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.54% 5/25/2044[1,3,4]	7,322	7,325
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.59% 5/25/2044[1,3,4]	22,590	22,622
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.34% 10/25/2044[1,3,4]	11,603	11,584
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.39% 10/25/2044[1,3,4]	10,032	10,027
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.79% 10/25/2044[1,3,4]	4,427	4,428
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.154% 1/25/2050[1,3,4]	130	130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2050[1,3,4]	7,000	7,784
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.34% 12/25/2050[1,3,4]	4,290	4,622
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 6.99% 1/25/2051[1,3,4]	6,000	6,326
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,4,6]	4,800	4,822
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,6]	25,230	25,403
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]	10,381	9,368
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,4,6]	5,915	5,712
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]	24,533	23,488
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	1,062	1,049
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,4,6]	14,094	14,165
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[1,4,6]	4,755	4,776
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]	22,177	22,342
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]	15,359	15,390
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[1,3,4]	17,106	17,083
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047[1,3,4]	2,182	2,158
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049[1,3,4]	1,080	1,008
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[1,3,4]	7,494	7,563
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,3,4]	2,735	2,760
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 7.00% 2/25/2061 (8.00% on 4/27/2026)[1,4,6]	15,336	15,348
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061[1,4]	10,470	10,466
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (5.75% on 5/25/2025)[1,4,6]	3,997	3,989
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066[1,4]	3,250	3,251
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,4,6]	11,037	11,016
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]	19,388	17,568
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,4,6]	3,444	3,432
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,6]	21,879	21,980
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]	3,000	2,935
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]	2,845	2,740
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]	51	50
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,3,4]	13,821	14,011
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054[1,3,4]	9,497	9,669
The Bond Fund of America — Page 41 of 110

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,4,6]	USD11,712	$11,846
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]	1,473	1,438
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]	6,906	6,597
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065[1,4,6]	4,028	4,059
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,4,6]	3,183	3,168
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,4]	5,410	5,008
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.647% 3/25/2053[1,3,4]	9,257	9,078
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]	2,254	2,263
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]	3,467	3,472
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]	5,514	5,538
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,6]	19,704	19,891
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.672% 4/25/2053[1,3,4]	15,329	15,147
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[1,4,6]	47,921	47,434
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,4,6]	33,595	33,776
Onslow Bay Financial, LLC, Series 23-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027)[1,4,6]	4,500	4,554
Onslow Bay Financial, LLC, Series NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027)[1,4,6]	13,572	13,729
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027)[1,4,6]	3,910	3,955
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027)[1,4,6]	2,933	2,966
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,4,6]	6,812	6,842
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,4,6]	39,554	39,818
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[1,4,6]	8,588	8,687
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,6]	26,258	26,504
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,4,6]	38,152	38,514
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,4,6]	22,429	22,715
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,4,6]	45,342	45,129
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,4,6]	8,598	8,684
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,4,6]	17,470	17,570
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[1,4,6]	34,686	34,996
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,4,6]	5,802	5,813
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,3,4]	8,092	8,165
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]	7,218	6,302
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027)[1,4,6]	3,902	3,979
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[1,4,6]	8,547	7,897
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,4,6]	12,534	11,608
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,4]	6,292	6,264
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,4]	4,892	4,733
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]	6,987	6,801
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,4]	17,202	16,259
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,4]	15,388	14,476
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[1,3,4]	6,434	5,889
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,4]	4,804	4,501
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,4]	7,020	6,526
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042[1,4]	424	392
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042[1,4]	9,139	8,491
Progress Residential Trust, Series 2025-SFR2, Class D, 3.555% 4/17/2042[1,4]	3,000	2,696
Progress Residential Trust, Series 2025-SFR2, Class C, 3.555% 4/17/2042[1,4]	2,519	2,315
Progress Residential Trust, Series 2025-SFR2, Class B, 3.555% 4/17/2042[1,4]	1,114	1,033
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]	1,014	1,011
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.069% 10/17/2041[1,3,4]	22,550	22,698
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[1,3,4]	USD1,379	$1,384
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 5.275% 7/25/2037[1,3]	6,963	5,196
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]	4,382	4,354
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.239% 3/25/2054[1,3,4]	1,500	1,478
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.511% 2/25/2055[1,3,4]	4,000	3,921
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.012% 5/25/2055[1,3,4]	13,290	13,014
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]	4,930	4,837
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.597% 8/25/2055[1,3,4]	3,200	2,870
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[1,3,4]	5,156	5,110
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]	1,507	1,492
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]	1,993	1,979
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057[1,3,4]	1,000	958
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]	323	314
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]	1,575	1,430
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]	5	5
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]	527	514
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]	5,500	5,181
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]	10,000	9,659
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]	4,229	4,164
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]	4,000	3,462
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]	135	133
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.671% 12/25/2058[1,3,4]	5,481	5,304
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	3,615	3,267
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]	3,000	2,528
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]	3,090	2,790
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]	16,905	15,309
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.76% 11/25/2060[1,3,4]	6,736	6,471
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]	1,619	1,553
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[1,3,4]	12,094	12,211
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.129% 7/25/2065[1,3,4]	3,917	3,935
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]	8,784	8,784
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]	27,286	26,349
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,4]	3,433	3,414
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]	7,963	8,012
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]	1,536	1,534
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,4]	4,143	4,171
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[1,4]	6,434	6,363
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[1,4]	2,116	2,086
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,4]	20,960	20,630
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[1,4]	10,438	10,343
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[1,4]	28,879	28,117
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]	4,025	4,026
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]	18,351	18,390
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027)[1,4,6]	5,488	5,497
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]	442	445
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027)[1,4,6]	2,890	2,920
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,4,6]	13,072	13,197
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,4,6]	38,463	38,977
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,6]	37,775	38,262
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[1,4,6]	3,846	3,879
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[1,4,6]	4,667	4,713
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,4,6]	18,897	18,981
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[1,4,6]	USD4,537	$4,553
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028)[1,4,6]	17,329	17,357
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[1,3,4]	5,953	5,920
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[1,4,6]	11,483	11,470
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,3,4]	33,175	33,131
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[1,4,6]	6,570	6,554
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[1,3,4]	16,381	16,405
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070[1,3,4]	4,951	4,966
		2,154,949
Total mortgage-backed obligations		32,461,772
Corporate bonds, notes & loans 28.74% Financials 9.30%
200 Park Funding Trust 5.74% 2/15/2055[4]	7,500	7,448
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	18,881
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[3,4,7,8]	67,846	67,338
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR9,525	9,400
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD34,534	36,472
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[4,6]	12,575	12,811
Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,404
Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,365
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[6]	22,500	22,372
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[6]	EUR4,540	5,181
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	38,656	46,209
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	27,109	30,959
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD4,374	4,417
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[6]	5,000	5,156
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[6]	3,000	3,039
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	10,398	11,241
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]	21,650	20,902
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	40,000	39,986
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[6]	10,525	10,524
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[6]	64,639	65,372
American International Group, Inc. 5.125% 3/27/2033	32,129	32,193
American International Group, Inc. 4.375% 6/30/2050	1,730	1,436
AmWINS Group, Inc. 6.375% 2/15/2029[4]	11,890	11,988
Aon Corp. 2.60% 12/2/2031	750	653
Aon Corp. 5.35% 2/28/2033	6,206	6,313
Aon Corp. 3.90% 2/28/2052	2,000	1,483
Aon North America, Inc. 5.15% 3/1/2029	22,500	22,904
Aon North America, Inc. 5.30% 3/1/2031	4,500	4,606
Aon North America, Inc. 5.45% 3/1/2034	26,500	26,992
Aon North America, Inc. 5.75% 3/1/2054	7,674	7,574
Arthur J. Gallagher & Co. 4.85% 12/15/2029	25,500	25,688
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,000	2,001
Arthur J. Gallagher & Co. 5.15% 2/15/2035	35,000	34,715
Arthur J. Gallagher & Co. 5.55% 2/15/2055	22,500	21,607
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]	1,518	1,633
Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028)[6]	EUR6,200	7,623
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[6]	23,800	26,395
The Bond Fund of America — Page 44 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[6]	EUR10,000	$11,436
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[6]	10,000	11,608
Banco Santander, SA 5.147% 8/18/2025	USD15,200	15,228
Banco Santander, SA 5.294% 8/18/2027	9,800	9,928
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	7,800	7,469
Banco Santander, SA 5.565% 1/17/2030	20,000	20,536
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	19,965	18,508
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	3,343	3,356
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	29,913	29,104
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	35,000	33,775
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	314	313
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	4,415	4,451
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]	17,490	16,954
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	30,222	27,952
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[6]	20,535	18,938
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[6]	46,982	47,641
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	4,979	4,283
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	22,772	19,493
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	59,191	50,576
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	22,319	23,299
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[6]	52,527	53,478
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	530	376
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[6]	410	263
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]	12,000	11,749
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	32,600	32,828
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]	9,200	8,854
Bank of Montreal 5.30% 6/5/2026	10,000	10,093
Bank of Montreal 5.203% 2/1/2028	2,000	2,037
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]	15,000	15,080
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	10,000	10,331
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	28,345	28,757
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[6]	77,296	77,999
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	16,601	16,781
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[6]	35,338	35,828
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,306
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,230
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[6]	14,259	14,763
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	13,906
Banque Federative du Credit Mutuel 5.088% 1/23/2027[4]	USD30,000	30,273
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032)[6]	20,000	22,332
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	15,000	15,186
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[6]	20,000	20,021
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	7,000	7,362
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[4,6]	4,290	4,342
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]	14,100	14,745
The Bond Fund of America — Page 45 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	USD7,829	$6,543
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]	5,375	5,560
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]	1,020	1,085
Blackstone, Inc. 5.00% 12/6/2034	30,785	30,363
Block, Inc. 2.75% 6/1/2026	8,000	7,766
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]	7,750	7,463
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]	25,187	23,034
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[4,6]	88,800	90,404
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[4,6]	15,115	15,277
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]	214	188
Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	3,350	3,490
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]	20,094	19,766
BPCE SA 0.895% 12/14/2026	JPY500,000	3,309
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	USD15,000	15,137
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]	5,000	4,797
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]	56,713	59,757
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[4,6]	26,614	27,145
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[4,6]	33,000	33,814
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]	27,495	27,756
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[4,6]	6,657	6,711
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[4,6]	82,084	84,929
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	13,150	13,642
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[4,6]	73,421	75,332
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]	13,526	14,699
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,6]	29,785	30,794
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,004
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,301
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,224
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[6]	16,294	16,156
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[6]	22,812	23,113
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	180
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	16,000	16,005
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]	16,300	16,357
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	4,165	4,236
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	11,627	11,880
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[6]	28,470	28,828
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	15,326	15,656
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[6]	5,450	5,505
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	15,000	15,487
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	5,000	5,276
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	4,556
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	43,263	43,329
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	86
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[6]	5,000	4,857
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	15,570	15,135
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[6]	30,000	30,070
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	4,380	4,438
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[6]	66,134	65,259
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	6,365	5,863
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[6]	17,000	15,344
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	49,547	44,140
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	27,366	23,381
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	1,000	915
The Bond Fund of America — Page 46 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	USD2,251	$2,208
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	39,666	42,112
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	925	948
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	11,505	11,460
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035)[6]	2,500	2,525
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[6]	33,634	33,525
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	65,428	67,223
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[6]	69,762	71,049
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	12,944	13,781
Commonwealth Bank of Australia 4.608% 3/14/2030[4]	13,245	13,301
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	17,450	15,242
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,811
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,030
Corebridge Financial, Inc. 4.35% 4/5/2042	208	174
Corebridge Financial, Inc. 4.40% 4/5/2052	739	592
Corebridge Global Funding 4.65% 8/20/2027[4]	9,280	9,313
Corebridge Global Funding 4.90% 1/7/2028[4]	10,570	10,671
Corebridge Global Funding 5.20% 6/24/2029[4]	15,000	15,253
Corebridge Global Funding 4.90% 12/3/2029[4]	15,000	15,008
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]	12,000	11,927
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]	9,050	8,804
Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[4,6]	24,000	23,936
Crédit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029)[4,6]	15,000	15,224
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035)[4,6]	9,000	9,051
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]	14,200	13,612
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]	19,150	19,016
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,348
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,915
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[6]	1,895	1,901
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	11,265	11,064
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	7,493	7,704
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	83,524	80,285
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	168,642	162,257
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	45,818	46,528
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	62,458	65,395
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	59,263	62,862
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[6]	22,395	22,294
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	56,410	51,892
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	23,000	20,691
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	15,825	15,435
Discover Bank 3.45% 7/27/2026	2,343	2,304
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]	2,882	2,836
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]	8,037	7,770
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR10,715	11,464
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	21,171	22,562
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	25,825	30,807
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	73,505	86,054
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[6]	6,720	7,392
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	4,490	5,139
The Bond Fund of America — Page 47 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	$21,746
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	1,285	1,344
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[6]	4,024	4,015
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	63,593	65,121
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030)[6]	66,153	66,235
First Citizens BancShares, Inc. 6.254% 3/12/2040 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.97% on 3/12/2035)[6]	17,287	17,006
Fiserv, Inc. 3.50% 7/1/2029	406	386
Fiserv, Inc. 2.65% 6/1/2030	900	811
Five Corners Funding Trust II 2.85% 5/15/2030[4]	300	273
Five Corners Funding Trust III 5.791% 2/15/2033[4]	12,060	12,449
GA Global Funding Trust 5.50% 4/1/2032[4]	22,500	22,680
Global Payments, Inc. 2.90% 5/15/2030	631	572
Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	14,230
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 5.755% 5/15/2026[3]	7,000	7,009
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	25,000	23,923
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	1,010	969
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	10,000	9,818
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	5,000	4,883
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	2,977
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,010
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	64,316	66,365
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[6]	50,090	50,516
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[6]	20,846	20,722
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[6]	8,100	8,212
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	1,478	1,303
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	61,911	61,632
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[6]	17,171	16,703
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[6]	27,805	28,204
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	15,674	11,082
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055)[6]	21,986	21,915
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.50% 10/7/2025	3,760	3,758
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.31% 8/14/2027[3]	13,000	13,171
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[6]	17,790	18,087
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	14,472	14,471
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	3,357	3,568
HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[6]	45,000	45,373
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	60,285	55,254
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,161
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029)[6]	5,278	5,334
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	40,267	35,234
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	648	564
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]	11,963	13,630
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]	29,437	32,373
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029)[6]	GBP5,190	7,305
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[6]	USD37,111	36,988
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	3,255	3,471
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[6]	15,000	15,163
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	12,000	12,245
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.564% 12/15/2036[3]	AUD10,280	6,541
Intercontinental Exchange, Inc. 5.25% 6/15/2031	USD14,296	14,665
Intercontinental Exchange, Inc. 4.60% 3/15/2033	8,715	8,557
Intercontinental Exchange, Inc. 4.95% 6/15/2052	683	618
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	81
The Bond Fund of America — Page 48 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]	USD20,450	$20,713
Intesa Sanpaolo SpA 5.71% 1/15/2026[4]	24,105	24,176
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]	10,275	10,061
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]	4,974	4,839
Intesa Sanpaolo SpA 4.00% 9/23/2029[4]	3,000	2,879
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]	10,025	11,518
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]	37,375	41,549
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	1,924	1,923
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[6]	355	347
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	7,980	7,749
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	10,000	10,238
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	34,937	35,247
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	14,275	13,871
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	23,168	23,634
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[6]	14,106	14,234
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	27,577	27,758
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[6]	23,075	23,056
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	875	864
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	5,016	5,119
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	10,503	10,835
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[6]	11,711	11,819
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029)[6]	34,236	31,426
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[6]	35,276	35,052
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[6]	12,016	10,209
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	27,667	23,546
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	21,019	18,185
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	2,952	2,965
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[6]	4,000	3,916
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[6]	39,622	40,491
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[6]	28,719	28,451
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	849	566
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]	1,907	1,326
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	19,035	18,469
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]	14,200	14,592
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029)[4,6]	4,550	4,553
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	2,318	2,455
Kookmin Bank 5.375% 5/8/2027[4]	3,270	3,340
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	312	302
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]	25,400	24,967
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	8,100	8,356
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[6]	13,659	14,077
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	13,132	13,289
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]	62,268	67,099
The Bond Fund of America — Page 49 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	USD61,295	$63,506
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	46,880	45,318
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	195
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	15,000	15,058
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	23,938	23,698
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,000	1,956
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	550
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	923
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	21,098	20,385
Mastercard, Inc. 4.95% 3/15/2032	5,545	5,643
Mastercard, Inc. 4.875% 5/9/2034	15,685	15,731
Mastercard, Inc. 4.55% 1/15/2035	29,987	29,236
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034)[4,6]	6,000	5,929
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035)[4,6]	7,500	7,492
Met Tower Global Funding 5.40% 6/20/2026[4]	10,000	10,121
Met Tower Global Funding 5.25% 4/12/2029[4]	12,000	12,290
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,9]	100	110
MetLife, Inc. 3.60% 11/13/2025	100	99
MetLife, Inc. 4.55% 3/23/2030	417	418
MetLife, Inc. 5.375% 7/15/2033	9,814	10,119
MetLife, Inc. 5.30% 12/15/2034	4,000	4,067
MetLife, Inc. 4.60% 5/13/2046	800	702
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]	5,764	5,712
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]	2,315	2,280
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]	1,418	1,442
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]	6,000	6,177
Metropolitan Life Global Funding I 4.85% 1/8/2029[4]	15,000	15,144
Metropolitan Life Global Funding I 4.30% 8/25/2029[4]	884	869
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]	980	902
Metropolitan Life Global Funding I 2.40% 1/11/2032[4]	3,250	2,782
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	2,068	2,075
Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	2,000	1,997
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	10,000	10,231
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029)[6]	10,000	10,194
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	631	633
Mitsubishi UFJ Financial Group, Inc. 5.574% 1/16/2036 (10-year UST Yield Curve Rate T Note Constant Maturity + 0.95% on 1/16/2035)[6]	3,500	3,580
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]	10,000	9,626
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	15,000	15,318
Mizuho Financial Group, Inc. 5.098% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 5/13/2030)[6]	21,808	22,023
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[6]	16,000	16,386
Morgan Stanley 4.754% 4/21/2026	25,000	25,082
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	1,121	1,121
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	2,884	2,773
The Bond Fund of America — Page 50 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[6]	USD2,594	$2,648
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[6]	3,500	3,531
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	2,750	2,813
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[6]	4,220	4,455
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	38,200	38,713
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	31,689	32,677
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[6]	53,776	53,357
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[6]	53,603	54,487
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	16,195	14,679
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	10,323	8,653
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	21,334	22,118
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	24,676	24,689
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[6]	25,384	25,934
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]	13,453	13,200
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]	5,708	4,278
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[6]	20,598	20,137
Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028)[6]	15,525	15,714
Nasdaq, Inc. 5.35% 6/28/2028	1,356	1,388
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,167
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,082
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,166
National Australia Bank, Ltd. 5.181% 6/11/2034[4]	16,382	16,731
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	20,000	20,213
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	20,000	20,341
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]	7,500	7,259
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029)[6]	9,464	9,282
Navient Corp. 6.75% 6/25/2025	10,000	10,015
Navient Corp. 5.00% 3/15/2027	6,250	6,121
Navient Corp. 5.625% 8/1/2033	3,000	2,588
New York Life Global Funding 0.85% 1/15/2026[4]	3,803	3,702
New York Life Global Funding 3.25% 4/7/2027[4]	2,164	2,119
New York Life Global Funding 4.90% 6/13/2028[4]	7,500	7,608
New York Life Global Funding 1.20% 8/7/2030[4]	4,913	4,140
New York Life Global Funding 4.55% 1/28/2033[4]	3,067	2,978
New York Life Global Funding 5.35% 1/23/2035[4]	15,000	15,352
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.31% 7/2/2027[3]	5,000	5,044
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,292
Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	17,641
NongHyup Bank 4.875% 7/3/2028[4]	13,213	13,389
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	2,062	2,006
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	12,000	12,172
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,461
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 5.041% 4/14/2025[3]	AUD29,750	18,592
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD2,250	2,223
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,562
PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	14,858
PayPal Holdings, Inc. 5.05% 6/1/2052	10,000	9,122
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[6]	EUR2,565	3,016
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[6]	1,285	1,439
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	14,520	17,462
The Bond Fund of America — Page 51 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	EUR73,825	$84,248
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026)[6]	USD25,000	25,147
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]	10,000	10,205
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	44,755	46,029
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[6]	21,142	21,711
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[6]	24,450	24,884
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[6]	10,000	9,895
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	1,046	1,099
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]	1,174	1,223
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	30,840	34,109
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	3,375	3,456
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[6]	25,000	25,456
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	25,663
Prudential Financial, Inc. 3.905% 12/7/2047	700	540
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	836
Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,113
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,021
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.875% 8/25/2036[3]	AUD12,200	7,774
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP5,690	6,638
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[6]	USD4,000	4,023
RenaissanceRe Holdings Ltd. 5.80% 4/1/2035	6,326	6,485
RGA Global Funding 5.25% 1/9/2030[4]	15,000	15,279
Royal Bank of Canada 4.95% 4/25/2025	5,000	5,001
Royal Bank of Canada 3.625% 5/4/2027	748	737
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,670
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[6]	43,788	43,461
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[6]	54,285	54,954
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,231
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[6]	9,300	9,419
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]	10,775	10,331
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	20,950	21,702
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028)[6]	13,107	13,186
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]	3,644	3,779
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[6]	18,925	19,456
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[6]	54,700	54,493
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027)[6]	7,500	7,210
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD-LIBOR + 1.40% on 11/3/2027)[6,9]	7,500	7,299
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[4]	10,000	10,189
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027)[4,6]	9,200	8,865
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[4,6]	4,930	5,271
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[4,6]	7,000	6,925
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]	5,200	5,144
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[4,6]	17,360	17,800
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[4,6]	2,554	2,260
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]	430	445
State Street Corp. 4.729% 2/28/2030	37,982	38,195
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	10,825	10,292
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	254	250
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	35,398	35,619
The Bond Fund of America — Page 52 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035)[6]	USD6,895	$6,914
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,442
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,778
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,686
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	445
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]	10,000	10,322
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.415% 6/1/2037[3]	AUD7,500	4,773
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.765% 12/1/2038[3]	50	32
Svenska Handelsbanken AB 5.50% 6/15/2028[4]	USD5,000	5,133
Swedbank AB 6.136% 9/12/2026[4]	12,825	13,130
Synchrony Bank 5.40% 8/22/2025	17,000	17,024
Synchrony Bank 5.625% 8/23/2027	17,000	17,249
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029)[6]	85,525	86,765
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[6]	17,828	17,707
Synchrony Financial 2.875% 10/28/2031	25,000	21,155
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 8/14/2025)[6]	20,000	20,126
Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	23,508
Toronto-Dominion Bank (The) 4.568% 12/17/2026	15,000	15,027
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,354
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,226
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,320
Toronto-Dominion Bank (The) 5.298% 1/30/2032	19,146	19,479
Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[6]	15,097	14,989
Travelers Companies, Inc. 2.55% 4/27/2050	1,601	959
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	6,099	6,569
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	4,343	4,434
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	24,833	24,883
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	5,000	5,146
U.S. Bancorp 3.10% 4/27/2026	7,000	6,899
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	31,436	31,460
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]	1,500	1,547
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	21,099	21,531
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[6]	13,200	13,311
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[6]	25,000	25,163
UBS AG 2.95% 4/9/2025	2,350	2,349
UBS AG 7.50% 2/15/2028	17,000	18,311
UBS Group AG 4.55% 4/17/2026	7,000	7,004
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]	26,727	26,602
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]	20,000	20,159
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]	10,300	10,026
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]	38,389	37,336
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]	50,000	50,003
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]	19,621	18,802
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]	6,750	6,755
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]	6,000	6,225
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,9]	16,485	16,106
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]	7,400	7,737
The Bond Fund of America — Page 53 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[4,6]	USD35,400	$36,049
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,9]	16,600	15,447
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[4,6]	62,000	63,665
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]	102,500	98,847
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]	44,462	37,769
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]	67,840	60,412
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]	21,944	18,792
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]	15,625	19,100
UniCredit SpA 4.625% 4/12/2027[4]	17,010	16,936
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]	8,430	8,092
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,669
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,10]	500 [2]	— [2]
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	53,097	54,263
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	225	215
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	38,248	38,377
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	13,575	13,947
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	20,000	21,036
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	37,105	37,735
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[6]	158	146
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[6]	25,958	26,399
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	2,956
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	35,000	35,253
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	1,038	1,057
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	1,056	1,140
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[6]	17,611	17,496
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	49,366	41,922
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]	11,339	10,839
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]	23,100	20,051
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,329
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,865	2,695
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	900
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	7,000	5,519
		8,699,448
Utilities 3.80%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,926
AEP Texas, Inc. 3.45% 5/15/2051	2,638	1,784
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,062
AEP Transmission Co., LLC 5.15% 4/1/2034	21,075	21,078
AES Andes SA 6.30% 3/15/2029[4]	7,753	7,962
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	2,996	2,677
Alabama Power Co. 3.00% 3/15/2052	22,980	14,786
Alfa Desarrollo SpA 4.55% 9/27/2051	8,892	6,831
Alfa Desarrollo SpA 4.55% 9/27/2051[4]	5,662	4,349
American Electric Power Co., Inc. 1.00% 11/1/2025	317	310
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	30,821
American Transmission Systems, Inc. 2.65% 1/15/2032[4]	1,695	1,456
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,892
The Bond Fund of America — Page 54 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	USD200	$173
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	3,465	2,896
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	7,450	7,596
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	830	846
Calpine Corp. 4.50% 2/15/2028[4]	4,000	3,881
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	5,820	5,781
CenterPoint Energy, Inc. 2.65% 6/1/2031	11,412	10,023
CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	1,990
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]	3,069	3,153
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	930	956
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[6]	4,009	4,061
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	16,013	15,422
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]	3,543	3,460
CMS Energy Corp. 3.00% 5/15/2026	5,589	5,489
Comision Federal de Electricidad 4.688% 5/15/2029[4]	30,765	29,506
Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,591
Comision Federal de Electricidad 3.348% 2/9/2031	25,000	21,310
Comision Federal de Electricidad 3.875% 7/26/2033	21,750	17,928
Comision Federal de Electricidad 6.45% 1/24/2035[4]	22,000	21,181
Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,316
Commonwealth Edison Co. 2.75% 9/1/2051	1,001	609
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	12,036	10,292
Consumers Energy Co. 3.80% 11/15/2028	1,000	979
Consumers Energy Co. 3.60% 8/15/2032	27,705	25,581
Consumers Energy Co. 4.625% 5/15/2033	981	959
Consumers Energy Co. 3.10% 8/15/2050	942	636
DPL, Inc. 4.125% 7/1/2025	1,040	1,035
DTE Electric Co. 4.85% 12/1/2026	1,350	1,364
DTE Electric Co. 3.70% 3/15/2045	107	83
DTE Energy Co. 2.85% 10/1/2026	539	526
DTE Energy Co. 5.10% 3/1/2029	8,650	8,767
DTE Energy Co. 2.25% 3/1/2030	1,557	1,397
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,242
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	372
Duke Energy Carolinas, LLC 5.35% 1/15/2053	643	615
Duke Energy Corp. 5.75% 9/15/2033	33,869	35,319
Duke Energy Corp. 3.50% 6/15/2051	4,219	2,874
Duke Energy Corp. 5.00% 8/15/2052	331	289
Duke Energy Florida, LLC 1.75% 6/15/2030	10,577	9,161
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,279
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,446
Duke Energy Florida, LLC 5.95% 11/15/2052	246	251
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,650
Duke Energy Progress, LLC 2.00% 8/15/2031	769	656
Duke Energy Progress, LLC 2.50% 8/15/2050	354	207
Edison International 4.95% 4/15/2025	6,354	6,352
Edison International 4.125% 3/15/2028	21,271	20,462
Edison International 5.25% 11/15/2028	21,705	21,410
Edison International 5.45% 6/15/2029	41,752	41,221
Edison International 6.95% 11/15/2029	16,109	16,755
Edison International 6.25% 3/15/2030	26,806	27,162
Edison International 5.25% 3/15/2032	55,820	53,422
The Bond Fund of America — Page 55 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR15,000	$15,549
Electricité de France SA 5.65% 4/22/2029[4]	USD10,000	10,319
Electricité de France SA 6.25% 5/23/2033[4]	8,275	8,760
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	10,175	11,469
Emera US Finance, LP 2.639% 6/15/2031	6,743	5,828
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,9]	319	321
Enel Finance International NV 5.125% 6/26/2029[4]	15,000	15,166
Enfragen Energia Sur SA 5.375% 12/30/2030	6,848	6,056
Engie Energia Chile SA 3.40% 1/28/2030[4]	7,054	6,427
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]	8,250	8,093
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	3,000	2,943
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]	1,143	1,034
Entergy Corp. 1.90% 6/15/2028	6,531	6,004
Entergy Corp. 2.40% 6/15/2031	19,693	16,985
Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,638
Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,435
Entergy Louisiana, LLC 2.35% 6/15/2032	395	333
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,061
Entergy Louisiana, LLC 5.15% 9/15/2034	14,200	14,164
Entergy Louisiana, LLC 2.90% 3/15/2051	17,647	10,912
Eversource Energy 3.30% 1/15/2028	6,812	6,583
Eversource Energy 5.50% 1/1/2034	11,497	11,557
Exelon Corp. 4.10% 3/15/2052	1,725	1,328
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[4]	12,075	11,963
FirstEnergy Corp. 1.60% 1/15/2026	54,243	52,890
FirstEnergy Corp. 2.65% 3/1/2030	49,847	44,910
FirstEnergy Corp. 2.25% 9/1/2030	88,023	76,584
FirstEnergy Corp., Series B, 3.90% 7/15/2027[6]	53,740	52,856
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	39,722	37,384
Florida Power & Light Co. 4.40% 5/15/2028	16,905	16,928
Florida Power & Light Co. 2.45% 2/3/2032	1,415	1,222
Florida Power & Light Co. 5.10% 4/1/2033	9,000	9,109
Florida Power & Light Co. 4.80% 5/15/2033	4,845	4,810
Florida Power & Light Co. 5.30% 6/15/2034	17,625	18,045
Florida Power & Light Co. 2.875% 12/4/2051	15,944	10,120
Florida Power & Light Co. 5.30% 4/1/2053	209	201
Florida Power & Light Co. 5.60% 6/15/2054	9,966	10,018
Florida Power & Light Co. 5.70% 3/15/2055	4,019	4,107
Georgia Power Co. 4.95% 5/17/2033	16,806	16,698
Georgia Power Co. 5.25% 3/15/2034	7,750	7,823
Grupo Energia Bogota SA ESP 7.85% 11/9/2033[4]	2,500	2,812
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]	2,538	2,194
Jersey Central Power & Light Co. 5.10% 1/15/2035[4]	4,375	4,327
Kallpa Generacion SA 5.875% 1/30/2032[4]	2,500	2,557
Korea East-West Power Co., Ltd. 1.75% 5/6/2025	1,500	1,496
Korea East-West Power Co., Ltd. 3.60% 5/6/2025	1,500	1,498
MidAmerican Energy Co. 3.65% 4/15/2029	2,853	2,767
MidAmerican Energy Co. 5.35% 1/15/2034	350	360
MidAmerican Energy Co. 5.75% 11/1/2035	576	606
MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,359
Minejesa Capital BV 4.625% 8/10/2030	4,054	3,955
Minejesa Capital BV 5.625% 8/10/2037	10,000	9,412
The Bond Fund of America — Page 56 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Monongahela Power Co. 3.55% 5/15/2027[4]	USD4,800	$4,693
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,405
Niagara Energy S.A.C. 5.746% 10/3/2034[4]	4,400	4,354
Niagara Energy S.A.C. 5.746% 10/3/2034	3,000	2,969
NiSource, Inc. 5.40% 6/30/2033	5,000	5,024
NiSource, Inc. 5.00% 6/15/2052	24	21
Northern States Power Co. 2.25% 4/1/2031	8,708	7,621
Northern States Power Co. 2.90% 3/1/2050	10,965	7,081
Northern States Power Co. 2.60% 6/1/2051	12,710	7,601
Northern States Power Co. 4.50% 6/1/2052	2,645	2,237
Northern States Power Co. 5.40% 3/15/2054	7,031	6,834
NRG Energy, Inc. 3.625% 2/15/2031[4]	5,000	4,432
NRG Energy, Inc. 3.875% 2/15/2032[4]	270	237
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	716	702
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	787
Pacific Gas and Electric Co. 3.15% 1/1/2026	107,072	105,706
Pacific Gas and Electric Co. 2.95% 3/1/2026	35,897	35,266
Pacific Gas and Electric Co. 3.30% 3/15/2027	14,202	13,804
Pacific Gas and Electric Co. 2.10% 8/1/2027	62,069	58,237
Pacific Gas and Electric Co. 3.30% 12/1/2027	17,041	16,355
Pacific Gas and Electric Co. 3.00% 6/15/2028	32,772	30,824
Pacific Gas and Electric Co. 3.75% 7/1/2028	22,093	21,256
Pacific Gas and Electric Co. 4.65% 8/1/2028	31,779	31,443
Pacific Gas and Electric Co. 6.10% 1/15/2029	17,300	17,880
Pacific Gas and Electric Co. 4.55% 7/1/2030	152,854	148,005
Pacific Gas and Electric Co. 2.50% 2/1/2031	139,753	120,173
Pacific Gas and Electric Co. 3.25% 6/1/2031	19,211	17,103
Pacific Gas and Electric Co. 4.40% 3/1/2032	8,118	7,603
Pacific Gas and Electric Co. 5.90% 6/15/2032	31,102	31,737
Pacific Gas and Electric Co. 6.15% 1/15/2033	43,103	44,415
Pacific Gas and Electric Co. 6.40% 6/15/2033	111,469	116,560
Pacific Gas and Electric Co. 6.95% 3/15/2034	28,438	30,833
Pacific Gas and Electric Co. 5.80% 5/15/2034	53,525	54,083
Pacific Gas and Electric Co. 5.70% 3/1/2035	75,679	75,737
Pacific Gas and Electric Co. 3.30% 8/1/2040	38,057	28,014
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,204
Pacific Gas and Electric Co. 4.95% 7/1/2050	61,677	51,543
Pacific Gas and Electric Co. 3.50% 8/1/2050	49,299	32,806
Pacific Gas and Electric Co. 6.70% 4/1/2053	9,880	10,291
Pacific Gas and Electric Co. 5.90% 10/1/2054	12,194	11,561
Pacific Gas and Electric Co. 6.15% 3/1/2055	7,502	7,349
PacifiCorp 5.10% 2/15/2029	22,351	22,777
PacifiCorp 2.70% 9/15/2030	6,142	5,500
PacifiCorp 5.45% 2/15/2034	66,064	66,630
PacifiCorp 4.125% 1/15/2049	11,450	8,856
PacifiCorp 4.15% 2/15/2050	11,450	8,857
PacifiCorp 3.30% 3/15/2051	11,644	7,643
PacifiCorp 2.90% 6/15/2052	34,532	20,775
PacifiCorp 5.35% 12/1/2053	18,870	17,342
PacifiCorp 5.50% 5/15/2054	57,101	53,651
PacifiCorp 5.80% 1/15/2055	80,830	78,942
PECO Energy Co. 2.80% 6/15/2050	10,000	6,323
PG&E Corp. 5.00% 7/1/2028	9,485	9,235
PG&E Corp. 5.25% 7/1/2030	7,450	7,160
The Bond Fund of America — Page 57 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Progress Energy, Inc. 7.00% 10/30/2031	USD4,780	$5,319
Public Service Company of Colorado 5.35% 5/15/2034	445	448
Public Service Company of Colorado 2.70% 1/15/2051	4,241	2,524
Public Service Company of Colorado 5.75% 5/15/2054	1,950	1,935
Public Service Company of Colorado 5.85% 5/15/2055	2,236	2,226
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,514
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	257
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,769
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,661	4,257
Public Service Electric and Gas Co. 1.90% 8/15/2031	3,222	2,737
Public Service Electric and Gas Co. 5.20% 8/1/2033	2,398	2,438
Public Service Electric and Gas Co. 4.85% 8/1/2034	6,117	6,066
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,175	16,283
Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,704
Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	10,273
Public Service Electric and Gas Co. 2.70% 5/1/2050	3,392	2,099
Public Service Electric and Gas Co. 2.05% 8/1/2050	3,115	1,659
Public Service Electric and Gas Co. 5.30% 8/1/2054	9,198	8,863
Public Service Electric and Gas Co. 5.50% 3/1/2055	4,150	4,094
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	15,975	16,057
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	361
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	2,975	2,994
San Diego Gas & Electric Co. 4.95% 8/15/2028	5,069	5,140
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,380
Southern California Edison Co. 4.90% 6/1/2026	10,000	10,010
Southern California Edison Co. 3.65% 3/1/2028	15,101	14,627
Southern California Edison Co. 5.30% 3/1/2028	3,652	3,697
Southern California Edison Co. 5.65% 10/1/2028	859	880
Southern California Edison Co. 4.20% 3/1/2029	20,925	20,352
Southern California Edison Co. 5.15% 6/1/2029	21,665	21,812
Southern California Edison Co. 2.85% 8/1/2029	61,430	56,478
Southern California Edison Co. 5.25% 3/15/2030	99,921	100,543
Southern California Edison Co. 2.25% 6/1/2030	30,535	26,673
Southern California Edison Co. 2.50% 6/1/2031	24,681	21,303
Southern California Edison Co. 5.45% 6/1/2031	31,584	32,017
Southern California Edison Co. 2.75% 2/1/2032	12,100	10,309
Southern California Edison Co. 5.95% 11/1/2032	4,376	4,495
Southern California Edison Co. 5.20% 6/1/2034	17,281	16,878
Southern California Edison Co. 5.45% 3/1/2035	19,010	18,834
Southern California Edison Co. 5.75% 4/1/2035	3,714	3,788
Southern California Edison Co. 5.35% 7/15/2035	39,328	38,483
Southern California Edison Co. 5.625% 2/1/2036	7,721	7,628
Southern California Edison Co. 4.50% 9/1/2040	15,000	12,823
Southern California Edison Co. 3.60% 2/1/2045	1,178	843
Southern California Edison Co. 3.65% 2/1/2050	15,548	10,794
Southern California Edison Co. 2.95% 2/1/2051	31,223	18,963
Southern California Edison Co. 3.65% 6/1/2051	1,178	808
Southern California Edison Co. 3.45% 2/1/2052	21,343	14,064
Southern California Edison Co. 5.75% 4/15/2054	1,638	1,541
Southern California Edison Co. 5.90% 3/1/2055	2,177	2,098
Southern California Edison Co. 6.20% 9/15/2055	56,320	56,198
Southern Co. (The) 4.85% 3/15/2035	36,925	35,757
Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	12,321
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	14,808	15,718
The Bond Fund of America — Page 58 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Tampa Electric Co. 5.15% 3/1/2035	USD42,385	$42,083
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,071	5,653
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,028
Union Electric Co. 5.25% 4/15/2035	8,185	8,255
Union Electric Co. 2.625% 3/15/2051	132	79
Union Electric Co. 3.90% 4/1/2052	5,303	4,050
Union Electric Co. 5.125% 3/15/2055	2,616	2,405
Virginia Electric & Power 2.95% 11/15/2026	265	259
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,336
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,587
Virginia Electric & Power 2.40% 3/30/2032	990	846
Vistra Operations Co., LLC 5.00% 7/31/2027[4]	1,000	985
WEC Energy Group, Inc. 5.15% 10/1/2027	9,793	9,936
WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	4,959
Wisconsin Electric Power Co. 4.60% 10/1/2034	2,700	2,618
Wisconsin Electric Power Co. 5.05% 10/1/2054	675	621
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,487
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,197
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,941
Xcel Energy, Inc. 3.35% 12/1/2026	439	430
Xcel Energy, Inc. 2.35% 11/15/2031	34,100	28,834
Xcel Energy, Inc. 5.45% 8/15/2033	25,253	25,376
Xcel Energy, Inc. 5.50% 3/15/2034	10,045	10,091
Xcel Energy, Inc. 5.60% 4/15/2035	25,675	25,796
XPLR Infrastructure Operating Partners, LP 3.875% 10/15/2026[4]	3,535	3,405
		3,556,708
Consumer discretionary 3.34%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	4,372
Alibaba Group Holding, Ltd. 5.25% 5/26/2035[4]	17,830	17,941
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	8,006	5,602
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	3,000	2,445
Alibaba Group Holding, Ltd. 5.625% 11/26/2054[4]	2,690	2,681
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,105	1,996
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]	2,471	2,554
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,196
Amazon.com, Inc. 2.10% 5/12/2031	25,000	21,801
American Honda Finance Corp. 1.20% 7/8/2025	10,182	10,092
Arcos Dorados BV 6.375% 1/29/2032[4]	3,465	3,545
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	1,610	1,521
Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,563
Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,790
BMW US Capital, LLC 3.90% 4/9/2025[4]	20,000	19,996
BMW US Capital, LLC 2.55% 4/1/2031[4]	5,056	4,444
BMW US Capital, LLC 3.70% 4/1/2032[4]	6,367	5,848
Caesars Entertainment, Inc. 6.50% 2/15/2032[4]	5,385	5,371
Carnival Corp. 4.00% 8/1/2028[4]	1,000	957
Carnival Corp. 6.00% 5/1/2029[4]	13,000	12,917
Carnival Corp. 5.75% 3/15/2030[4]	43,000	42,859
Carnival Corp. 6.125% 2/15/2033[4]	23,270	22,949
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	5,837	5,877
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	611	600
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[4]	10,000	10,108
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[4]	10,000	10,054
The Bond Fund of America — Page 59 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	USD3,895	$3,971
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]	13,627	12,554
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[4]	29,600	29,917
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]	26,120	22,235
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032[4]	3,500	3,505
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,806	1,789
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[4]	4,667	4,620
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035[4]	29,600	29,710
Ford Motor Co. 3.25% 2/12/2032	6,305	5,199
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,000	999
Ford Motor Credit Co., LLC 4.134% 8/4/2025	400	398
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,546
Ford Motor Credit Co., LLC 6.95% 3/6/2026	7,984	8,072
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,616	5,704
Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	17,774
Ford Motor Credit Co., LLC 2.70% 8/10/2026	67,985	65,579
Ford Motor Credit Co., LLC 5.125% 11/5/2026	75,000	74,539
Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	41,813
Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,109
Ford Motor Credit Co., LLC 5.85% 5/17/2027	49,000	49,270
Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,006	22,678
Ford Motor Credit Co., LLC 4.125% 8/17/2027	24,460	23,636
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	6,971
Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	105,595
Ford Motor Credit Co., LLC 2.90% 2/16/2028	34,880	32,297
Ford Motor Credit Co., LLC 5.918% 3/20/2028	3,570	3,587
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	22,922
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,435
Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,400	59,435
Ford Motor Credit Co., LLC 5.80% 3/8/2029	39,924	39,553
Ford Motor Credit Co., LLC 5.113% 5/3/2029	74,692	72,039
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	40,572
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	33,946
Ford Motor Credit Co., LLC 7.35% 3/6/2030	76,140	79,719
Ford Motor Credit Co., LLC 7.20% 6/10/2030	11,305	11,743
Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,468	4,002
Ford Motor Credit Co., LLC 6.05% 3/5/2031	54,453	53,730
Ford Motor Credit Co., LLC 3.625% 6/17/2031	40,636	34,976
Ford Motor Credit Co., LLC 6.054% 11/5/2031	20,949	20,538
Ford Motor Credit Co., LLC 6.532% 3/19/2032	3,900	3,900
Ford Motor Credit Co., LLC 7.122% 11/7/2033	18,000	18,406
Ford Motor Credit Co., LLC 6.50% 2/7/2035	53,790	52,822
General Motors Financial Co., Inc. 1.25% 1/8/2026	6,450	6,276
General Motors Financial Co., Inc. 1.50% 6/10/2026	3,006	2,891
General Motors Financial Co., Inc. 4.00% 10/6/2026	7,285	7,200
General Motors Financial Co., Inc. 2.70% 8/20/2027	18,514	17,618
General Motors Financial Co., Inc. 6.80% 10/1/2027	17,934	18,673
General Motors Financial Co., Inc. 4.90% 10/6/2029	37,394	36,801
General Motors Financial Co., Inc. 5.35% 1/7/2030	38,500	38,452
General Motors Financial Co., Inc. 5.625% 4/4/2032	9,830	9,727
General Motors Financial Co., Inc. 6.40% 1/9/2033	19,250	19,864
General Motors Financial Co., Inc. 5.45% 9/6/2034	12,244	11,813
General Motors Financial Co., Inc. 5.90% 1/7/2035	132,880	131,682
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	12,500	11,172
The Bond Fund of America — Page 60 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
GOHL Capital, Ltd. 4.25% 1/24/2027	USD29,800	$29,332
Hanesbrands, Inc. 9.00% 2/15/2031[4]	3,681	3,883
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[4]	4,467	4,508
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]	13,960	12,652
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]	11,040	9,685
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,680
Home Depot, Inc. 4.75% 6/25/2029	13,980	14,156
Home Depot, Inc. 2.70% 4/15/2030	25,000	22,956
Home Depot, Inc. 4.85% 6/25/2031	19,365	19,631
Home Depot, Inc. 4.95% 6/25/2034	70,512	70,774
Home Depot, Inc. 5.30% 6/25/2054	31,276	30,231
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,518
Hyatt Hotels Corp. 5.75% 3/30/2032	25,844	25,994
Hyundai Capital America 5.875% 4/7/2025[4]	10,000	10,001
Hyundai Capital America 1.80% 10/15/2025[4]	53,247	52,398
Hyundai Capital America 6.25% 11/3/2025[4]	6,000	6,048
Hyundai Capital America 1.30% 1/8/2026[4]	17,000	16,561
Hyundai Capital America 5.50% 3/30/2026[4]	5,000	5,043
Hyundai Capital America 1.50% 6/15/2026[4]	24,066	23,170
Hyundai Capital America 1.65% 9/17/2026[4]	36,910	35,365
Hyundai Capital America 3.00% 2/10/2027[4]	19,717	19,118
Hyundai Capital America 5.30% 3/19/2027[4]	14,986	15,152
Hyundai Capital America 4.85% 3/25/2027[4]	36,200	36,208
Hyundai Capital America 5.275% 6/24/2027[4]	12,500	12,646
Hyundai Capital America 2.375% 10/15/2027[4]	14,154	13,353
Hyundai Capital America 5.00% 1/7/2028[4]	15,000	15,038
Hyundai Capital America 5.60% 3/30/2028[4]	3,300	3,363
Hyundai Capital America 2.00% 6/15/2028[4]	13,912	12,739
Hyundai Capital America 2.10% 9/15/2028[4]	14,290	13,006
Hyundai Capital America 6.10% 9/21/2028[4]	1,000	1,037
Hyundai Capital America 5.30% 1/8/2029[4]	2,748	2,775
Hyundai Capital America 6.50% 1/16/2029[4]	5,119	5,374
Hyundai Capital America 5.30% 6/24/2029[4]	11,478	11,594
Hyundai Capital America 4.55% 9/26/2029[4]	24,606	24,087
Hyundai Capital America 5.30% 1/8/2030[4]	43,900	44,219
Hyundai Capital America 5.15% 3/27/2030[4]	25,500	25,422
Hyundai Capital America 5.40% 6/24/2031[4]	25,500	25,683
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]	5,225	5,216
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]	6,570	6,378
International Game Technology PLC 4.125% 4/15/2026[4]	7,115	7,031
International Game Technology PLC 6.25% 1/15/2027[4]	3,500	3,525
International Game Technology PLC 5.25% 1/15/2029[4]	6,940	6,788
KB Home 6.875% 6/15/2027	5,000	5,098
M.D.C. Holdings, Inc. 6.00% 1/15/2043	5,475	5,361
Marriott International, Inc. 5.75% 5/1/2025	208	208
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,254
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,565
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,886
Marriott International, Inc. 2.75% 10/15/2033	25,167	20,911
Marriott International, Inc. 5.35% 3/15/2035	5,000	4,956
McDonald’s Corp. 5.00% 5/17/2029	10,939	11,160
McDonald’s Corp. 2.125% 3/1/2030	5,793	5,164
McDonald’s Corp. 4.95% 3/3/2035	55,126	54,889
McDonald’s Corp. 4.45% 9/1/2048	242	204
The Bond Fund of America — Page 61 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.625% 9/1/2049	USD6,857	$5,008
McDonald’s Corp. 4.20% 4/1/2050	708	570
McDonald’s Corp. 5.15% 9/9/2052	220	204
McDonald’s Corp. 5.45% 8/14/2053	2,473	2,393
Meituan 3.05% 10/28/2030	15,000	13,646
Mercury Aggregator LP, Term Loan, 3.50% 4/3/2026[7,8]	44	33
Mercury Aggregator LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025)[6,7,8]	77	57
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]	11,225	12,024
NIKE, Inc. 3.25% 3/27/2040	5,469	4,322
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]	4,190	4,259
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]	4,874	4,630
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]	11,315	10,403
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]	15,000	13,529
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]	20,950	21,801
Nissan Motor Co., Ltd. 4.345% 9/17/2027[4]	23,000	22,376
Nissan Motor Co., Ltd. 4.81% 9/17/2030[4]	2,808	2,669
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,384
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	28,000	27,902
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[4]	17,860	17,550
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[4]	49,000	49,007
Sands China, Ltd. 5.125% 8/8/2025	29,503	29,496
Sands China, Ltd. 3.80% 1/8/2026	13,000	12,870
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,584
Sands China, Ltd. 5.40% 8/8/2028	71,050	71,186
Sands China, Ltd. 4.375% 6/18/2030	12,000	11,385
Sands China, Ltd. 3.25% 8/8/2031[6]	19,600	16,995
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[4]	5,570	5,636
St Engineering Rhq, Ltd. 1.50% 4/29/2025	5,000	4,987
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	10,000	10,098
Stellantis Finance US, Inc. 5.35% 3/17/2028[4]	1,849	1,852
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	10,367	8,644
Stellantis Finance US, Inc. 6.45% 3/18/2035[4]	6,415	6,372
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]	3,500	3,495
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,859
Toyota Motor Credit Corp. 5.55% 11/20/2030	5,000	5,203
Travel + Leisure Co. 6.625% 7/31/2026[4]	4,000	4,032
Vail Resorts, Inc. 6.50% 5/15/2032[4]	14,640	14,812
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027[4]	25,945	25,989
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028[4]	21,069	21,067
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[4]	11,687	11,577
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[4]	36,540	38,324
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]	2,500	2,401
ZF North America Capital, Inc. 7.125% 4/14/2030[4]	9,500	9,154
		3,122,832
Health care 3.29%
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,053
AbbVie, Inc. 4.80% 3/15/2029	7,000	7,090
AbbVie, Inc. 3.20% 11/21/2029	4,409	4,166
AbbVie, Inc. 4.95% 3/15/2031	14,000	14,227
AbbVie, Inc. 5.05% 3/15/2034	110,921	111,746
AbbVie, Inc. 5.20% 3/15/2035	7,640	7,765
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,587
AbbVie, Inc. 5.40% 3/15/2054	78,625	77,281
The Bond Fund of America — Page 62 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 5.60% 3/15/2055	USD4,641	$4,700
Amgen, Inc. 5.15% 3/2/2028	45,847	46,679
Amgen, Inc. 3.00% 2/22/2029	3,098	2,937
Amgen, Inc. 2.45% 2/21/2030	17,829	16,098
Amgen, Inc. 5.25% 3/2/2030	21,000	21,484
Amgen, Inc. 2.30% 2/25/2031	5,000	4,368
Amgen, Inc. 4.20% 3/1/2033	21,021	19,935
Amgen, Inc. 5.25% 3/2/2033	82,888	84,116
Amgen, Inc. 3.375% 2/21/2050	122	85
Amgen, Inc. 4.875% 3/1/2053	31,500	27,526
Amgen, Inc. 5.65% 3/2/2053	80,738	79,260
AstraZeneca Finance, LLC 1.75% 5/28/2028	564	522
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	42,468
AstraZeneca Finance, LLC 2.25% 5/28/2031	1,186	1,038
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	20,504
AstraZeneca PLC 3.375% 11/16/2025	20,139	20,025
AstraZeneca PLC 0.70% 4/8/2026	2,291	2,210
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,671
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,504
Avantor Funding, Inc. 4.625% 7/15/2028[4]	6,320	6,097
Bausch Health Companies, Inc. 5.50% 11/1/2025[4]	17,750	17,743
Baxter International, Inc. 1.915% 2/1/2027	11,403	10,880
Baxter International, Inc. 2.272% 12/1/2028	2,150	1,976
Baxter International, Inc. 2.539% 2/1/2032	26,504	22,743
Baxter International, Inc. 3.132% 12/1/2051	2,057	1,308
Bayer US Finance II, LLC 4.375% 12/15/2028[4]	4,250	4,141
Bayer US Finance, LLC 6.25% 1/21/2029[4]	18,629	19,320
Becton, Dickinson and Co. 4.874% 2/8/2029	22,800	22,974
Becton, Dickinson and Co. 5.081% 6/7/2029	15,144	15,374
Becton, Dickinson and Co. 4.298% 8/22/2032	327	313
Biocon Biologics Global PLC 6.67% 10/9/2029[4]	53,000	49,834
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,560
Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,678
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,263
Bristol-Myers Squibb Co. 3.40% 7/26/2029	2,197	2,109
Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,525	11,803
Bristol-Myers Squibb Co. 5.20% 2/22/2034	96,365	98,080
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,887
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,579
Bristol-Myers Squibb Co. 6.25% 11/15/2053	7,840	8,423
Bristol-Myers Squibb Co. 5.55% 2/22/2054	50,570	49,872
Bristol-Myers Squibb Co. 5.65% 2/22/2064	16,350	16,032
Cencora, Inc. 2.70% 3/15/2031	2,809	2,500
Centene Corp. 4.25% 12/15/2027	58,085	56,724
Centene Corp. 2.45% 7/15/2028	65,553	59,863
Centene Corp. 4.625% 12/15/2029	41,433	39,727
Centene Corp. 3.375% 2/15/2030	41,054	37,163
Centene Corp. 3.00% 10/15/2030	12,066	10,565
Centene Corp. 2.50% 3/1/2031	48,319	40,783
Centene Corp. 2.625% 8/1/2031	30,803	25,914
Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]	4,335	3,994
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]	6,000	4,750
CVS Health Corp. 1.30% 8/21/2027	10,000	9,236
CVS Health Corp. 3.25% 8/15/2029	10,362	9,679
The Bond Fund of America — Page 63 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.125% 2/21/2030	USD7,000	$7,048
CVS Health Corp. 1.75% 8/21/2030	5,660	4,798
CVS Health Corp. 5.25% 1/30/2031	7,000	7,069
CVS Health Corp. 1.875% 2/28/2031	13,185	11,033
CVS Health Corp. 5.55% 6/1/2031	66,333	67,736
CVS Health Corp. 5.25% 2/21/2033	14,789	14,607
CVS Health Corp. 5.70% 6/1/2034	59,596	60,553
CVS Health Corp. 5.05% 3/25/2048	1,707	1,458
CVS Health Corp. 5.875% 6/1/2053	30,000	28,341
CVS Health Corp. 6.05% 6/1/2054	30,230	29,352
CVS Health Corp. 6.00% 6/1/2063	9,811	9,267
Elevance Health, Inc. 4.90% 2/8/2026	2,750	2,750
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,201
Elevance Health, Inc. 5.20% 2/15/2035	13,448	13,498
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,060
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,243
Elevance Health, Inc. 5.70% 2/15/2055	8,137	7,937
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,652
Eli Lilly and Co. 5.10% 2/12/2035	42,277	43,128
Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,800
Eli Lilly and Co. 5.50% 2/12/2055	57,008	57,763
Fortrea Holdings, Inc. 7.50% 7/1/2030[4]	2,825	2,572
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.075% 7/1/2030[3,8]	723	683
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	25,000	25,675
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,067
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,703
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	170
Gilead Sciences, Inc. 5.25% 10/15/2033	61,000	62,451
Gilead Sciences, Inc. 2.80% 10/1/2050	65	41
Gilead Sciences, Inc. 5.55% 10/15/2053	33,306	33,172
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,485
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	11,425	11,412
HCA, Inc. 5.875% 2/15/2026	4,700	4,719
HCA, Inc. 5.20% 6/1/2028	30,000	30,374
HCA, Inc. 5.875% 2/1/2029	7,130	7,349
HCA, Inc. 4.125% 6/15/2029	2,825	2,744
HCA, Inc. 2.375% 7/15/2031	2,704	2,302
HCA, Inc. 3.625% 3/15/2032	13,278	12,007
HCA, Inc. 5.45% 9/15/2034	2,000	1,984
HCA, Inc. 5.25% 6/15/2049	8,300	7,310
HCA, Inc. 4.625% 3/15/2052	323	257
HCA, Inc. 5.95% 9/15/2054	4,500	4,326
Humana, Inc. 3.70% 3/23/2029	9,140	8,761
Humana, Inc. 5.375% 4/15/2031	33,297	33,570
Humana, Inc. 5.95% 3/15/2034	11,275	11,543
Humana, Inc. 5.55% 5/1/2035	27,390	27,094
Humana, Inc. 5.75% 4/15/2054	17,489	16,261
Humana, Inc. 6.00% 5/1/2055	2,625	2,514
IQVIA, Inc. 5.00% 10/15/2026[4]	5,750	5,712
Johnson & Johnson 4.95% 6/1/2034	13,000	13,330
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	503
Laboratory Corp. of America Holdings 4.55% 4/1/2032	7,600	7,401
Laboratory Corp. of America Holdings 4.80% 10/1/2034	11,184	10,773
The Bond Fund of America — Page 64 of 110

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Medline Borrower, LP 6.25% 4/1/2029[4]	USD5,194	$5,267
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,497
Merck & Co., Inc. 1.70% 6/10/2027	18,478	17,543
Merck & Co., Inc. 1.45% 6/24/2030	465	400
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,196
Molina Healthcare, Inc. 4.375% 6/15/2028[4]	2,125	2,026
Molina Healthcare, Inc. 3.875% 11/15/2030[4]	2,665	2,388
Molina Healthcare, Inc. 3.875% 5/15/2032[4]	15,500	13,615
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,639
Novartis Capital Corp. 2.00% 2/14/2027	412	397
Novartis Capital Corp. 2.20% 8/14/2030	9,078	8,117
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	140
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	75,962	75,161
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,863
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	35,654	33,878
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,149
Pfizer, Inc. 1.70% 5/28/2030	690	602
Roche Holdings, Inc. 1.93% 12/13/2028[4]	3,114	2,863
Roche Holdings, Inc. 2.076% 12/13/2031[4]	15,783	13,485
Roche Holdings, Inc. 4.592% 9/9/2034[4]	19,717	19,301
Roche Holdings, Inc. 5.218% 3/8/2054[4]	3,318	3,210
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	522
Solventum Corp. 5.60% 3/23/2034	11,750	11,916
Stryker Corp. 4.85% 2/10/2030	10,000	10,103
Stryker Corp. 5.20% 2/10/2035	9,000	9,090
Summa Health 3.511% 11/15/2051	187	139
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,600
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,502
Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	3,987
Tenet Healthcare Corp. 6.75% 5/15/2031	10,000	10,152
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	3,310	3,302
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	10,000	9,704
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	18,920	18,649
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	172,832
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	99,638	97,439
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	53,070	57,149
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	47,810	53,345
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	111,488	80,691
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,356
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,101
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	11,963
UnitedHealth Group, Inc. 4.95% 1/15/2032	21,500	21,659
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,040
UnitedHealth Group, Inc. 5.35% 2/15/2033	4,444	4,558
UnitedHealth Group, Inc. 5.15% 7/15/2034	57,600	58,011
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,374
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,279
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,752
UnitedHealth Group, Inc. 3.25% 5/15/2051	4,712	3,153
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,926
UnitedHealth Group, Inc. 5.375% 4/15/2054	9,300	8,842
UnitedHealth Group, Inc. 5.625% 7/15/2054	22,131	21,739
UnitedHealth Group, Inc. 5.75% 7/15/2064	10,750	10,581
The Bond Fund of America — Page 65 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Viatris, Inc. 4.00% 6/22/2050	USD14,918	$9,791
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,544
		3,076,019
Energy 2.27%
Antero Resources Corp. 5.375% 3/1/2030[4]	5,735	5,635
APA Corp. 4.25% 1/15/2030[4]	9,050	8,609
APA Corp. 4.75% 4/15/2043[4]	2,588	2,067
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	383
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,012
Baytex Energy Corp. 7.375% 3/15/2032[4]	3,610	3,476
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025	5,599	5,615
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,680
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	25
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,239
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	186
Canadian Natural Resources, Ltd. 5.40% 12/15/2034[4]	3,000	2,966
Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,728
Cenovus Energy, Inc. 5.25% 6/15/2037	822	790
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,344
Chevron Corp. 3.078% 5/11/2050	2,419	1,646
Chevron USA, Inc. 1.018% 8/12/2027	4,385	4,083
Chevron USA, Inc. 4.687% 4/15/2030	53,909	54,385
Civitas Resources, Inc. 8.625% 11/1/2030[4]	4,665	4,817
Civitas Resources, Inc. 8.75% 7/1/2031[4]	10,300	10,590
CNX Resources Corp. 6.00% 1/15/2029[4]	1,608	1,589
CNX Resources Corp. 7.375% 1/15/2031[4]	1,437	1,461
CNX Resources Corp. 7.25% 3/1/2032[4]	2,935	2,987
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]	8,155	8,567
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]	8,000	8,316
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]	3,869	4,035
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,095
ConocoPhillips Co. 3.80% 3/15/2052	14,105	10,442
ConocoPhillips Co. 5.30% 5/15/2053	27,401	25,654
ConocoPhillips Co. 5.55% 3/15/2054	12,115	11,742
ConocoPhillips Co. 5.50% 1/15/2055	24,823	24,008
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	7,724	8,025
Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	2,725	2,698
Devon Energy Corp. 5.20% 9/15/2034	23,000	22,195
Devon Energy Corp. 5.75% 9/15/2054	29,827	27,329
Diamondback Energy, Inc. 5.15% 1/30/2030	836	849
Diamondback Energy, Inc. 5.55% 4/1/2035	55,892	56,149
Diamondback Energy, Inc. 5.75% 4/18/2054	10,250	9,672
Ecopetrol SA 8.625% 1/19/2029	2,000	2,123
Ecopetrol SA 8.875% 1/13/2033	132,550	136,887
Ecopetrol SA 8.375% 1/19/2036	1,305	1,272
Empresa Nacional del Petroleo 5.95% 7/30/2034[4]	4,370	4,430
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,590
Energy Transfer, LP 6.40% 12/1/2030	3,440	3,668
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,9]	2,229	2,207
Eni SpA 5.50% 5/15/2034[4]	2,700	2,723
Eni SpA 5.95% 5/15/2054[4]	5,923	5,799
Enterprise Products Operating, LLC 4.95% 2/15/2035	6,581	6,492
The Bond Fund of America — Page 66 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EOG Resources, Inc. 5.65% 12/1/2054	USD6,490	$6,419
EQT Corp. 7.00% 2/1/2030	15,000	16,182
Equinor ASA 3.125% 4/6/2030	22,503	21,108
Equinor ASA 3.25% 11/18/2049	5,687	3,981
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	25,343
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,785
Exxon Mobil Corp. 3.452% 4/15/2051	9,808	7,022
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[4]	33,038	33,488
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	6,980	7,177
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	4,038	4,221
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[4]	8,743	8,779
Harvest Midstream I, LP 7.50% 9/1/2028[4]	1,988	2,009
Harvest Midstream I, LP 7.50% 5/15/2032[4]	2,010	2,067
Hess Midstream Operations, LP 5.875% 3/1/2028[4]	1,570	1,578
Hess Midstream Operations, LP 6.50% 6/1/2029[4]	2,855	2,914
Hilcorp Energy I, LP 5.75% 2/1/2029[4]	2,125	2,055
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	9,000	8,420
Matador Resources Co. 6.875% 4/15/2028[4]	4,950	5,016
Modec Finance BV 7.84% 7/15/2026[7,11]	5,000	5,065
MPLX, LP 4.00% 3/15/2028	3,500	3,437
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,132
Murphy Oil Corp. 5.875% 12/1/2042[6]	1,395	1,200
Murphy Oil USA, Inc. 3.75% 2/15/2031[4]	10,160	9,035
MV24 Capital BV 6.748% 6/1/2034[4]	1,493	1,445
NFE Financing, LLC 12.00% 11/15/2029[4]	21,386	18,042
NGL Energy Operating, LLC 8.375% 2/15/2032[4]	8,200	8,228
Noble Finance II, LLC 8.00% 4/15/2030[4]	800	800
Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	27,167
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	39,536
Occidental Petroleum Corp. 6.625% 9/1/2030	37,000	38,893
Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	5,862
Occidental Petroleum Corp. 5.375% 1/1/2032	25,000	24,650
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,721
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,333
Oleoducto Central SA 4.00% 7/14/2027[4]	4,960	4,824
ONEOK, Inc. 5.85% 1/15/2026	432	435
ONEOK, Inc. 5.55% 11/1/2026	1,977	2,004
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,357
Permian Resources Operating, LLC 9.875% 7/15/2031[4]	3,622	3,970
Permian Resources Operating, LLC 7.00% 1/15/2032[4]	4,900	5,015
Petroleos Mexicanos 6.875% 10/16/2025	2,000	1,999
Petroleos Mexicanos 4.50% 1/23/2026	2,000	1,960
Petroleos Mexicanos 6.875% 8/4/2026	222,766	221,583
Petroleos Mexicanos 6.49% 1/23/2027	51,803	50,787
Petroleos Mexicanos 6.50% 3/13/2027	150,773	147,604
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,725
Petroleos Mexicanos 8.75% 6/2/2029	161,600	161,640
Petroleos Mexicanos 6.84% 1/23/2030	111,681	102,434
Petroleos Mexicanos 5.95% 1/28/2031	92,845	78,681
Petroleos Mexicanos 6.70% 2/16/2032	168,016	147,761
Pluspetrol Camisea SA 6.24% 7/3/2036[4]	1,270	1,299
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]	4,780	4,581
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,239
Qatar Energy 1.375% 9/12/2026[4]	18,535	17,731
The Bond Fund of America — Page 67 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Qatar Energy 2.25% 7/12/2031[4]	USD32,300	$27,965
Raizen Fuels Finance SA 6.45% 3/5/2034[4]	1,325	1,340
Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,050	1,024
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,925
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,607
Reliance Industries, Ltd. 6.25% 10/19/2040	750	809
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,673
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,390
Reliance Industries, Ltd. 3.75% 1/12/2062	300	203
Saudi Arabian Oil Co. 5.75% 7/17/2054[4]	4,629	4,377
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	1,500	1,500
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,645
Shell Finance US, Inc. 2.75% 4/6/2030	841	774
Shell Finance US, Inc. 3.25% 4/6/2050	580	401
Shell International Finance BV 3.875% 11/13/2028	3,279	3,236
Shell International Finance BV 3.00% 11/26/2051	10,603	6,891
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[4]	5,175	5,179
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[4]	15,861	15,537
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[4]	14,385	13,747
Sunoco, LP 6.00% 4/15/2027	4,210	4,206
Sunoco, LP 7.00% 9/15/2028[4]	6,715	6,877
Sunoco, LP 4.50% 5/15/2029	5,215	4,943
Sunoco, LP 7.25% 5/1/2032[4]	3,080	3,184
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,171
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	4,300	3,563
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	5,000	4,236
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	9,000	5,640
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	7,000	4,584
TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	671
TotalEnergies Capital SA 5.15% 4/5/2034	3,720	3,766
TotalEnergies Capital SA 4.724% 9/10/2034	5,000	4,908
TotalEnergies Capital SA 5.488% 4/5/2054	42,076	40,739
TotalEnergies Capital SA 5.275% 9/10/2054	10,798	10,184
Transportadora de Gas del Perú SA 4.25% 4/30/2028	686	678
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]	22,500	19,383
Western Midstream Operating, LP 4.05% 2/1/2030[6]	2,202	2,103
		2,126,078
Industrials 1.45%
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,826
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	4,000	3,599
ADT Security Corp. 4.125% 8/1/2029[4]	3,000	2,820
ADT Security Corp. 4.875% 7/15/2032[4]	3,000	2,804
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]	4,100	3,073
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,180	2,255
Allison Transmission, Inc. 3.75% 1/30/2031[4]	4,000	3,560
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[3,8]	83,790	81,446
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,702
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]	3,500	3,481
BAE Systems PLC 5.00% 3/26/2027[4]	9,000	9,082
BAE Systems PLC 5.125% 3/26/2029[4]	10,346	10,509
BAE Systems PLC 5.25% 3/26/2031[4]	5,428	5,537
BAE Systems PLC 5.30% 3/26/2034[4]	67,727	68,599
The Bond Fund of America — Page 68 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.50% 3/26/2054[4]	USD1,921	$1,900
Boeing Co. (The) 2.75% 2/1/2026	55,594	54,621
Boeing Co. (The) 2.196% 2/4/2026	22,816	22,328
Boeing Co. (The) 2.70% 2/1/2027	11,304	10,906
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,132
Boeing Co. (The) 6.259% 5/1/2027	12,672	13,041
Boeing Co. (The) 3.25% 2/1/2028	49,283	47,276
Boeing Co. (The) 3.25% 3/1/2028	10,176	9,714
Boeing Co. (The) 6.298% 5/1/2029	58,103	60,957
Boeing Co. (The) 5.15% 5/1/2030	38,276	38,534
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,585
Boeing Co. (The) 6.388% 5/1/2031	39,074	41,659
Boeing Co. (The) 3.60% 5/1/2034	6,790	5,848
Boeing Co. (The) 6.528% 5/1/2034	17,524	18,787
Boeing Co. (The) 5.705% 5/1/2040	8,150	7,927
Boeing Co. (The) 3.90% 5/1/2049	1,000	721
Boeing Co. (The) 3.75% 2/1/2050	537	377
Boeing Co. (The) 5.805% 5/1/2050	12,193	11,619
Boeing Co. (The) 6.858% 5/1/2054	6,290	6,838
Boeing Co. (The) 5.93% 5/1/2060	9,187	8,651
Boeing Co. (The) 7.008% 5/1/2064	1,588	1,722
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,853
BWX Technologies, Inc. 4.125% 6/30/2028[4]	1,675	1,583
Canadian National Railway Co. 4.375% 9/18/2034	8,122	7,714
Canadian Pacific Railway Co. 1.75% 12/2/2026	5,709	5,464
Canadian Pacific Railway Co. 4.80% 3/30/2030	14,922	14,984
Canadian Pacific Railway Co. 5.20% 3/30/2035	30,037	30,056
Canadian Pacific Railway Co. 3.00% 12/2/2041	9,905	7,158
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,116
Carrier Global Corp. 2.722% 2/15/2030	12,746	11,662
Carrier Global Corp. 2.70% 2/15/2031	1,095	977
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,924
Carrier Global Corp. 3.577% 4/5/2050	59	43
Carrier Global Corp. 6.20% 3/15/2054	313	334
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]	9,430	9,454
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,519
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	3,000	2,931
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[4]	6,780	6,903
CK Hutchison International (19), Ltd. 3.375% 9/6/2049	1,800	1,274
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,243
Clean Harbors, Inc. 4.875% 7/15/2027[4]	1,100	1,085
Clean Harbors, Inc. 5.125% 7/15/2029[4]	10,000	9,762
Clean Harbors, Inc. 6.375% 2/1/2031[4]	808	818
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,960
CSX Corp. 3.80% 3/1/2028	2,460	2,422
CSX Corp. 2.40% 2/15/2030	11,598	10,515
CSX Corp. 4.10% 11/15/2032	13,676	13,069
CSX Corp. 5.20% 11/15/2033	7,866	8,027
CSX Corp. 2.50% 5/15/2051	1,595	932
CSX Corp. 4.50% 11/15/2052	27,800	23,766
CSX Corp. 4.90% 3/15/2055	10,605	9,607
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]	1,217	1,220
Eaton Corp. 4.15% 3/15/2033	654	625
General Dynamics Corp. 3.50% 5/15/2025	8,025	8,012
The Bond Fund of America — Page 69 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Dynamics Corp. 2.25% 6/1/2031	USD312	$273
Hexcel Corp. 5.875% 2/26/2035	1,761	1,795
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,454
Icahn Enterprises, LP 6.25% 5/15/2026	6,721	6,661
Icahn Enterprises, LP 5.25% 5/15/2027	995	947
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	4,947
Ingersoll-Rand, Inc. 5.45% 6/15/2034	5,110	5,188
Johnson Controls International PLC 4.90% 12/1/2032	4,874	4,830
L3Harris Technologies, Inc. 5.40% 7/31/2033	13,712	13,891
LG Energy Solution, Ltd. 5.25% 4/2/2028[4]	3,920	3,911
LG Energy Solution, Ltd. 5.375% 4/2/2030[4]	3,000	3,002
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	2,096	2,119
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	446	451
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	5,182	4,861
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]	2,482	2,328
Lockheed Martin Corp. 4.50% 2/15/2029	6,250	6,273
Lockheed Martin Corp. 5.25% 1/15/2033	26,990	27,694
Lockheed Martin Corp. 4.75% 2/15/2034	813	801
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	15,041
Masco Corp. 1.50% 2/15/2028	795	730
Masco Corp. 2.00% 2/15/2031	1,173	997
Mexico City Airport Trust 4.25% 10/31/2026	8,700	8,547
Mexico City Airport Trust 3.875% 4/30/2028	11,400	10,900
Mexico City Airport Trust 3.875% 4/30/2028[4]	690	660
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,569
Mexico City Airport Trust 5.50% 7/31/2047	14,409	11,893
Mexico City Airport Trust 5.50% 7/31/2047[4]	2,485	2,051
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	4,698	4,721
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	3,000	3,000
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	13,872	13,639
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,866
Norfolk Southern Corp. 5.05% 8/1/2030	9,546	9,750
Norfolk Southern Corp. 4.45% 3/1/2033	2,194	2,121
Norfolk Southern Corp. 5.35% 8/1/2054	18,807	18,074
Northrop Grumman Corp. 4.70% 3/15/2033	17,303	17,079
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,543
Otis Worldwide Corp. 2.056% 4/5/2025	21,882	21,870
Pitney Bowes, Inc. 6.875% 3/15/2027[4]	6,000	5,998
Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]	1,260	1,259
Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]	3,100	2,940
RB Global Holdings, Inc. 7.75% 3/15/2031[4]	1,511	1,583
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,043
Reworld Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.814% 11/30/2028[3,8]	6,389	6,383
Reworld Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.814% 11/30/2028[3,8]	351	351
RTX Corp. 3.95% 8/16/2025	17,415	17,376
RTX Corp. 5.75% 11/8/2026	4,000	4,075
RTX Corp. 3.125% 5/4/2027	1,000	973
RTX Corp. 4.125% 11/16/2028	6,320	6,233
RTX Corp. 5.75% 1/15/2029	3,000	3,125
RTX Corp. 6.00% 3/15/2031	2,364	2,512
RTX Corp. 1.90% 9/1/2031	2,488	2,088
RTX Corp. 2.375% 3/15/2032	7,474	6,362
RTX Corp. 5.15% 2/27/2033	428	432
RTX Corp. 6.10% 3/15/2034	5,664	6,077
The Bond Fund of America — Page 70 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 4.50% 6/1/2042	USD1,375	$1,210
RTX Corp. 2.82% 9/1/2051	1,750	1,071
RTX Corp. 3.03% 3/15/2052	7,000	4,443
RTX Corp. 5.375% 2/27/2053	3,194	3,051
RTX Corp. 6.40% 3/15/2054	5,611	6,146
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]	1,376	980
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,456
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]	15,000	16,020
STE TransCore Holdings, Inc. 3.375% 5/5/2027[11]	3,000	2,948
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]	12,355	10,717
Texas Combined Tirz I, LLC 0% 12/7/2062[4,7]	3,400	3,400
Triton Container International, Ltd. 3.15% 6/15/2031[4]	15,346	13,325
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,860
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	3,918
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,170
Union Pacific Corp. 3.75% 7/15/2025	2,230	2,224
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,565
Union Pacific Corp. 2.375% 5/20/2031	22,125	19,579
Union Pacific Corp. 2.80% 2/14/2032	13,019	11,577
Union Pacific Corp. 5.10% 2/20/2035	17,081	17,235
Union Pacific Corp. 2.891% 4/6/2036	6,702	5,484
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,145
Union Pacific Corp. 3.25% 2/5/2050	26,498	18,352
Union Pacific Corp. 2.95% 3/10/2052	7,553	4,839
Union Pacific Corp. 3.50% 2/14/2053	4,558	3,253
Union Pacific Corp. 5.60% 12/1/2054	13,550	13,621
Union Pacific Corp. 3.839% 3/20/2060	4,000	2,908
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034[4]	4,320	4,370
Veralto Corp. 5.35% 9/18/2028	20,750	21,256
Veralto Corp. 5.45% 9/18/2033	3,000	3,061
Waste Management, Inc. 4.15% 4/15/2032	1,103	1,065
WESCO Distribution, Inc. 7.25% 6/15/2028[4]	4,355	4,420
		1,358,404
Consumer staples 1.35%
Albertsons Companies, Inc. 3.50% 3/15/2029[4]	8,727	8,041
Altria Group, Inc. 4.40% 2/14/2026	7,655	7,647
Altria Group, Inc. 4.875% 2/4/2028	10,769	10,847
Altria Group, Inc. 3.40% 5/6/2030	1,272	1,189
Altria Group, Inc. 5.625% 2/6/2035	5,000	5,048
Altria Group, Inc. 4.50% 5/2/2043	100	83
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	17,560	16,944
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,555	4,204
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	32,545	32,881
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,510
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,161
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,000	2,004
BAT Capital Corp. 3.215% 9/6/2026	8,750	8,586
BAT Capital Corp. 3.557% 8/15/2027	43,532	42,488
BAT Capital Corp. 2.259% 3/25/2028	13,732	12,835
BAT Capital Corp. 6.343% 8/2/2030	38,099	40,515
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,413
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,567
BAT Capital Corp. 5.35% 8/15/2032	21,500	21,630
The Bond Fund of America — Page 71 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.421% 8/2/2033	USD32,255	$34,442
BAT Capital Corp. 6.00% 2/20/2034	23,700	24,710
BAT Capital Corp. 5.625% 8/15/2035	45,325	45,526
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,393
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,522
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,154
BAT Capital Corp. 6.25% 8/15/2055	4,360	4,354
BAT International Finance PLC 3.95% 6/15/2025[4]	200	199
BAT International Finance PLC 4.448% 3/16/2028	18,500	18,415
Campbell’s Co. (The) 5.20% 3/21/2029	5,450	5,535
Campbell’s Co. (The) 5.40% 3/21/2034	4,013	4,045
Campbell’s Co. (The) 4.75% 3/23/2035	16,617	15,928
Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,206
Coca-Cola Co. 5.00% 5/13/2034	14,351	14,645
Coca-Cola Co. 4.65% 8/14/2034	10,984	10,928
Coca-Cola Co. 5.30% 5/13/2054	3,420	3,352
Coca-Cola Co. 5.20% 1/14/2055	4,348	4,193
Coca-Cola Co. 5.40% 5/13/2064	2,121	2,074
Conagra Brands, Inc. 4.60% 11/1/2025	6,110	6,104
Conagra Brands, Inc. 1.375% 11/1/2027	527	485
Constellation Brands, Inc. 2.875% 5/1/2030	11,545	10,478
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	5,046
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,432
Constellation Brands, Inc. 4.90% 5/1/2033	19,120	18,661
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	777
Coty, Inc. 4.75% 1/15/2029[4]	3,392	3,287
Coty, Inc. 6.625% 7/15/2030[4]	13,656	13,997
Darling Ingredients, Inc. 5.25% 4/15/2027[4]	6,000	5,950
Darling Ingredients, Inc. 6.00% 6/15/2030[4]	755	751
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	11,570	10,332
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	9,185	7,357
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	653
InRetail Consumer 3.25% 3/22/2028[4]	5,400	5,111
InRetail Consumer 3.25% 3/22/2028	2,000	1,893
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,184
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,196
JBS USA Holding Lux SARL 2.50% 1/15/2027	26,124	25,138
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,636
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,027
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,378
Kroger Co. 5.50% 9/15/2054	12,750	12,035
Mars, Inc. 4.80% 3/1/2030[4]	43,343	43,602
Mars, Inc. 5.00% 3/1/2032[4]	39,729	39,912
Mars, Inc. 5.20% 3/1/2035[4]	136,367	137,101
Mars, Inc. 5.65% 5/1/2045[4]	19,499	19,553
Mars, Inc. 5.70% 5/1/2055[4]	113,945	113,930
Mondelez International, Inc. 4.75% 8/28/2034	7,410	7,251
Nestle Holdings, Inc. 1.875% 9/14/2031[4]	884	753
PepsiCo, Inc. 1.625% 5/1/2030	588	514
PepsiCo, Inc. 1.40% 2/25/2031	666	560
Philip Morris International, Inc. 5.00% 11/17/2025	30,000	30,099
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,550
Philip Morris International, Inc. 5.125% 11/17/2027	15,175	15,443
Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,496
The Bond Fund of America — Page 72 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 3.375% 8/15/2029	USD780	$744
Philip Morris International, Inc. 5.625% 11/17/2029	15,392	16,053
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	17,849
Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,291
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	13,097
Philip Morris International, Inc. 1.75% 11/1/2030	4,207	3,617
Philip Morris International, Inc. 5.125% 2/13/2031	12,157	12,373
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,679
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	20,736
Philip Morris International, Inc. 5.25% 2/13/2034	8,905	8,992
Philip Morris International, Inc. 4.90% 11/1/2034	70,100	68,906
Philip Morris International, Inc. 4.125% 3/4/2043	108	89
Philip Morris International, Inc. 4.25% 11/10/2044	106	89
Post Holdings, Inc. 6.25% 2/15/2032[4]	2,162	2,177
Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,474
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,010
Target Corp. 4.50% 9/15/2034	25,236	24,287
US Foods, Inc. 5.75% 4/15/2033[4]	3,140	3,062
Walmart, Inc. 4.10% 4/15/2033	9,966	9,670
Walmart, Inc. 4.50% 4/15/2053	11,190	9,903
		1,261,984
Communication services 1.20%
América Móvil, SAB de CV, 9.50% 1/27/2031	MXN117,330	5,681
AT&T, Inc. 1.70% 3/25/2026	USD1,667	1,622
AT&T, Inc. 2.30% 6/1/2027	5,860	5,602
AT&T, Inc. 1.65% 2/1/2028	8,661	8,013
AT&T, Inc. 4.35% 3/1/2029	20,241	20,043
AT&T, Inc. 4.30% 2/15/2030	53,715	52,900
AT&T, Inc. 2.75% 6/1/2031	34,105	30,323
AT&T, Inc. 2.25% 2/1/2032	17,355	14,643
AT&T, Inc. 2.55% 12/1/2033	19,599	16,075
AT&T, Inc. 5.40% 2/15/2034	28,017	28,477
AT&T, Inc. 3.50% 9/15/2053	42,939	29,302
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,281
Bharti Airtel, Ltd. 4.375% 6/10/2025	3,000	2,997
CCO Holdings, LLC 5.375% 6/1/2029[4]	2,700	2,615
CCO Holdings, LLC 4.75% 3/1/2030[4]	9,665	8,973
CCO Holdings, LLC 4.50% 8/15/2030[4]	18,675	17,016
CCO Holdings, LLC 4.75% 2/1/2032[4]	8,000	7,113
CCO Holdings, LLC 4.50% 5/1/2032	3,545	3,080
CCO Holdings, LLC 4.50% 6/1/2033[4]	1,680	1,434
CCO Holdings, LLC 4.25% 1/15/2034[4]	21,825	17,967
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,809
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	26,107
Charter Communications Operating, LLC 2.80% 4/1/2031	26,075	22,522
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,522
Charter Communications Operating, LLC 6.55% 6/1/2034	1,250	1,287
Charter Communications Operating, LLC 6.384% 10/23/2035	5,373	5,447
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,517
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,686
Charter Communications Operating, LLC 4.80% 3/1/2050	5,000	3,772
Charter Communications Operating, LLC 3.70% 4/1/2051	7,400	4,670
Charter Communications Operating, LLC 5.25% 4/1/2053	30,900	24,987
The Bond Fund of America — Page 73 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.65% 2/1/2030	USD20,000	$18,316
Comcast Corp. 4.80% 5/15/2033	19,907	19,611
Comcast Corp. 5.30% 6/1/2034	27,653	28,126
Comcast Corp. 4.20% 8/15/2034	1,500	1,402
Comcast Corp. 3.75% 4/1/2040	8,930	7,329
Comcast Corp. 5.65% 6/1/2054	30,381	29,773
CSC Holdings, LLC 5.375% 2/1/2028[4]	4,850	4,142
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[8,12]	85	77
DIRECTV Financing, LLC 5.875% 8/15/2027[4]	8,750	8,487
DISH Network Corp. 11.75% 11/15/2027[4]	14,925	15,726
Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]	2,000	2,006
Gray Media, Inc. 10.50% 7/15/2029[4]	8,500	8,864
Gray Media, Inc. 4.75% 10/15/2030[4]	6,535	4,151
Gray Media, Inc. 5.375% 11/15/2031[4]	3,786	2,368
Level 3 Financing, Inc. 3.75% 7/15/2029[4]	3,053	2,236
Meta Platforms, Inc. 4.75% 8/15/2034	7,500	7,450
Meta Platforms, Inc. 5.40% 8/15/2054	7,500	7,354
Netflix, Inc. 4.875% 4/15/2028	8,125	8,244
Netflix, Inc. 5.875% 11/15/2028	11,822	12,368
Netflix, Inc. 4.875% 6/15/2030[4]	53	54
Netflix, Inc. 4.90% 8/15/2034	7,528	7,536
Netflix, Inc. 5.40% 8/15/2054	2,003	1,967
News Corp. 3.875% 5/15/2029[4]	6,000	5,662
News Corp. 5.125% 2/15/2032[4]	8,175	7,804
SBA Tower Trust 1.631% 11/15/2026[4]	62,772	59,633
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,820
Sirius XM Radio, LLC 4.00% 7/15/2028[4]	4,300	4,016
Sirius XM Radio, LLC 4.125% 7/1/2030[4]	8,000	7,113
Sirius XM Radio, LLC 3.875% 9/1/2031[4]	5,000	4,290
Stagwell Global, LLC 5.625% 8/15/2029[4]	3,500	3,337
TEGNA, Inc. 5.00% 9/15/2029	8,500	7,898
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,333
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	10,000	9,008
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	644
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	9,870	6,762
Tencent Holdings, Ltd. 3.29% 6/3/2060[4]	5,000	3,304
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,547
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,857
T-Mobile USA, Inc. 2.05% 2/15/2028	221	206
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,118
T-Mobile USA, Inc. 3.875% 4/15/2030	16,475	15,799
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,023
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,443
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,257
T-Mobile USA, Inc. 2.70% 3/15/2032	429	371
T-Mobile USA, Inc. 5.125% 5/15/2032	22,087	22,235
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,338
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,450
T-Mobile USA, Inc. 5.15% 4/15/2034	9,561	9,578
T-Mobile USA, Inc. 5.30% 5/15/2035	11,885	11,954
T-Mobile USA, Inc. 3.00% 2/15/2041	7,890	5,728
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	22,955
T-Mobile USA, Inc. 6.00% 6/15/2054	2,131	2,177
T-Mobile USA, Inc. 5.50% 1/15/2055	1,908	1,816
The Bond Fund of America — Page 74 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.875% 11/15/2055	USD10,000	$10,074
Verizon Communications, Inc. 3.875% 2/8/2029	183	179
Verizon Communications, Inc. 4.016% 12/3/2029	175	170
Verizon Communications, Inc. 1.68% 10/30/2030	3,445	2,933
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	15,982
Verizon Communications, Inc. 2.355% 3/15/2032	5,075	4,296
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,010
Verizon Communications, Inc. 4.78% 2/15/2035[4]	22,439	21,791
Verizon Communications, Inc. 5.25% 4/2/2035	25,107	25,180
Verizon Communications, Inc. 2.65% 11/20/2040	12,342	8,673
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,696
Verizon Communications, Inc. 2.85% 9/3/2041	9,116	6,421
Verizon Communications, Inc. 2.875% 11/20/2050	4,818	3,003
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,145
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,478
Verizon Communications, Inc. 5.50% 2/23/2054	2,965	2,884
Verizon Communications, Inc. 2.987% 10/30/2056	30,104	18,099
Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]	5,000	4,741
Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]	500	440
VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]	5,475	4,733
Vodafone Group PLC 4.25% 9/17/2050	14,575	11,233
VZ Secured Financing BV 5.00% 1/15/2032[4]	2,000	1,740
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	48,000	46,832
WMG Acquisition Corp. 3.75% 12/1/2029[4]	5,000	4,665
Ziggo BV 4.875% 1/15/2030[4]	6,000	5,504
ZipRecruiter, Inc. 5.00% 1/15/2030[4]	6,000	5,283
		1,120,731
Real estate 1.04%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	229
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	98
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,807
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,148
American Tower Corp. 3.65% 3/15/2027	427	420
American Tower Corp. 2.70% 4/15/2031	5,000	4,423
Boston Properties, LP 2.90% 3/15/2030	68,683	61,883
Boston Properties, LP 3.25% 1/30/2031	24,747	22,179
Boston Properties, LP 2.55% 4/1/2032	70,663	58,253
Boston Properties, LP 2.45% 10/1/2033	35,301	27,667
Boston Properties, LP 6.50% 1/15/2034	76,062	80,243
Boston Properties, LP 5.75% 1/15/2035	99,728	98,766
COPT Defense Properties, LP 2.25% 3/15/2026	9,530	9,288
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	2,490	2,155
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,731
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,126
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	10,617
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD54,114	55,172
Equinix, Inc. 2.90% 11/18/2026	9,236	8,995
Equinix, Inc. 1.55% 3/15/2028	4,566	4,191
Equinix, Inc. 2.00% 5/15/2028	1,318	1,221
Equinix, Inc. 3.20% 11/18/2029	4,667	4,368
Equinix, Inc. 2.15% 7/15/2030	2,678	2,349
Equinix, Inc. 2.50% 5/15/2031	2,800	2,446
Equinix, Inc. 3.90% 4/15/2032	933	870
The Bond Fund of America — Page 75 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.40% 2/15/2052	USD3,120	$2,119
ERP Operating, LP 4.65% 9/15/2034	11,223	10,759
Extra Space Storage, LP 2.35% 3/15/2032	20,000	16,739
FibraSOMA 4.375% 7/22/2031[4]	8,260	6,768
FibraSOMA 4.375% 7/22/2031	5,000	4,097
Fideicomiso Fibra Uno 4.869% 1/15/2030	2,000	1,873
Fideicomiso Fibra Uno 7.70% 1/23/2032[4]	3,015	3,115
Forestar Group, Inc. 5.00% 3/1/2028[4]	2,000	1,958
Forestar Group, Inc. 6.50% 3/15/2033[4]	4,225	4,140
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,023
Howard Hughes Corp. (The) 5.375% 8/1/2028[4]	12,580	12,217
Howard Hughes Corp. (The) 4.125% 2/1/2029[4]	21,700	19,820
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	23,920	21,317
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,826
Iron Mountain, Inc. 5.25% 3/15/2028[4]	9,459	9,252
Iron Mountain, Inc. 4.875% 9/15/2029[4]	8,367	7,994
Iron Mountain, Inc. 5.25% 7/15/2030[4]	7,950	7,630
Iron Mountain, Inc. 6.25% 1/15/2033[4]	35,650	35,332
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	2,131
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	5,174
Kilroy Realty, LP 6.25% 1/15/2036	5,860	5,814
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[4]	34,184	35,110
MPT Operating Partnership, LP 3.50% 3/15/2031	13,000	8,684
Prologis, LP 4.75% 6/15/2033	1,726	1,694
Prologis, LP 5.125% 1/15/2034	40,000	40,121
Prologis, LP 5.00% 3/15/2034	2,625	2,611
Prologis, LP 5.00% 1/31/2035	45,267	44,951
Prologis, LP 5.25% 6/15/2053	426	405
Prologis, LP 5.25% 3/15/2054	1,235	1,172
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 4.989% 4/16/2027[3]	12,000	12,053
Public Storage Operating Co. 1.95% 11/9/2028	721	662
Public Storage Operating Co. 2.30% 5/1/2031	10,318	8,956
Public Storage Operating Co. 5.10% 8/1/2033	2,798	2,821
Service Properties Trust 5.50% 12/15/2027	5,000	4,827
Service Properties Trust 3.95% 1/15/2028	100	91
Service Properties Trust 8.625% 11/15/2031[4]	39,925	42,146
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,695
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,209
Sun Communities Operating, LP 4.20% 4/15/2032	541	508
VICI Properties, LP 4.375% 5/15/2025	4,312	4,315
VICI Properties, LP 4.625% 6/15/2025[4]	2,975	2,977
VICI Properties, LP 4.25% 12/1/2026[4]	5,700	5,641
VICI Properties, LP 4.75% 2/15/2028	8,236	8,242
VICI Properties, LP 3.875% 2/15/2029[4]	2,835	2,711
VICI Properties, LP 4.625% 12/1/2029[4]	715	694
VICI Properties, LP 4.95% 2/15/2030	7,493	7,435
VICI Properties, LP 4.125% 8/15/2030[4]	2,500	2,356
VICI Properties, LP 5.125% 5/15/2032	26,299	25,764
VICI Properties, LP 5.625% 4/1/2035	11,388	11,332
WEA Finance, LLC 3.50% 6/15/2029[4]	6,247	5,913
		967,839
The Bond Fund of America — Page 76 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.97%	Principal amount (000)	Value (000)
Accenture Capital, Inc. 4.25% 10/4/2031	USD11,000	$10,803
Accenture Capital, Inc. 4.50% 10/4/2034	22,452	21,703
Amphenol Corp. 5.00% 1/15/2035	1,500	1,498
Amphenol Corp. 5.375% 11/15/2054	7,590	7,485
Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,152
Analog Devices, Inc. 2.10% 10/1/2031	14,846	12,763
Analog Devices, Inc. 5.05% 4/1/2034	18,495	18,776
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,576
Analog Devices, Inc. 5.30% 4/1/2054	8,660	8,366
Broadcom Corp. 3.875% 1/15/2027	6,617	6,546
Broadcom, Inc. 5.05% 7/12/2027	15,000	15,192
Broadcom, Inc. 4.00% 4/15/2029[4]	3,178	3,103
Broadcom, Inc. 4.15% 11/15/2030	6,522	6,314
Broadcom, Inc. 4.15% 4/15/2032[4]	346	328
Broadcom, Inc. 3.469% 4/15/2034[4]	30,385	26,758
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,326
Broadcom, Inc. 3.137% 11/15/2035[4]	2,092	1,735
Broadcom, Inc. 3.187% 11/15/2036[4]	6,007	4,933
Broadcom, Inc. 4.926% 5/15/2037[4]	12,923	12,431
Cisco Systems, Inc. 4.85% 2/26/2029	20,000	20,362
Cisco Systems, Inc. 4.95% 2/26/2031	18,125	18,493
Cisco Systems, Inc. 5.05% 2/26/2034	44,610	45,226
Cisco Systems, Inc. 5.10% 2/24/2035	81,106	82,251
Cisco Systems, Inc. 5.30% 2/26/2054	5,831	5,712
Imola Merger Corp. 4.75% 5/15/2029[4]	2,500	2,376
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,686
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,423
Microchip Technology, Inc. 4.90% 3/15/2028	11,349	11,386
Microchip Technology, Inc. 5.05% 3/15/2029	26,050	26,236
Microchip Technology, Inc. 5.05% 2/15/2030	32,363	32,327
NCR Atleos Corp. 9.50% 4/1/2029[4]	9,383	10,182
Open Text Corp. 3.875% 2/15/2028[4]	6,500	6,129
Oracle Corp. 4.80% 8/3/2028	5,000	5,042
Oracle Corp. 5.25% 2/3/2032	20,600	20,875
Oracle Corp. 5.50% 8/3/2035	33,980	34,265
Oracle Corp. 3.60% 4/1/2050	34,960	24,307
Oracle Corp. 6.00% 8/3/2055	750	750
Roper Technologies, Inc. 4.90% 10/15/2034	12,931	12,644
ServiceNow, Inc. 1.40% 9/1/2030	28,143	23,760
SK hynix, Inc. 1.50% 1/19/2026[4]	19,275	18,790
SK hynix, Inc. 1.50% 1/19/2026	8,142	7,937
SK hynix, Inc. 6.375% 1/17/2028[4]	10,000	10,412
SK hynix, Inc. 6.375% 1/17/2028	4,000	4,165
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,341
SK hynix, Inc. 2.375% 1/19/2031[4]	4,830	4,194
SK hynix, Inc. 6.50% 1/17/2033	1,000	1,074
Synopsys, Inc. 5.15% 4/1/2035	160,514	161,421
Synopsys, Inc. 5.70% 4/1/2055	54,174	53,828
Texas Instruments, Inc. 4.60% 2/8/2029	3,968	4,011
Texas Instruments, Inc. 4.85% 2/8/2034	6,252	6,274
TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,812
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,660
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,216
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,617
The Bond Fund of America — Page 77 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
TSMC Global, Ltd. 2.25% 4/23/2031	USD11,000	$9,643
UKG, Inc. 6.875% 2/1/2031[4]	3,250	3,299
Unisys Corp. 6.875% 11/1/2027[4]	1,700	1,660
Viasat, Inc. 5.625% 4/15/2027[4]	8,000	7,685
Xerox Holdings Corp. 5.50% 8/15/2028[4]	6,000	4,228
		909,487
Materials 0.73%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,359
Alpek, SAB de CV 3.25% 2/25/2031[4]	5,000	4,340
Berry Plastics Corp. 4.875% 7/15/2026[4]	9,875	9,875
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	7,110	7,175
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	6,511	6,413
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,663
Braskem Netherlands Finance BV 4.50% 1/31/2030[4]	4,600	3,948
Braskem Netherlands Finance BV 8.50% 1/12/2031[4]	1,235	1,243
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	647
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	924	857
Braskem Netherlands Finance BV 5.875% 1/31/2050[4]	4,000	2,758
Celanese US Holdings, LLC 6.415% 7/15/2027	75,210	76,503
Celanese US Holdings, LLC 6.60% 11/15/2028	63,122	65,162
Celanese US Holdings, LLC 6.58% 7/15/2029	53,181	54,941
Celanese US Holdings, LLC 6.80% 11/15/2030	43,803	45,432
Celanese US Holdings, LLC 6.629% 7/15/2032	13,340	13,709
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[6]	15,953	16,686
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[4]	5,356	5,349
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]	4,175	3,884
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	10,825	9,433
Consolidated Energy Finance SA 12.00% 2/15/2031[4]	10,000	9,989
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,925
Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
Dow Chemical Co. (The) 5.15% 2/15/2034	12,938	12,826
Dow Chemical Co. (The) 5.35% 3/15/2035	8,318	8,252
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	6,084
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,725
Dow Chemical Co. (The) 3.60% 11/15/2050	6,445	4,399
Dow Chemical Co. (The) 5.60% 2/15/2054	2,711	2,511
Dow Chemical Co. (The) 5.95% 3/15/2055	14,250	13,802
EIDP, Inc. 4.50% 5/15/2026	9,028	9,039
Fresnillo PLC 4.25% 10/2/2050[4]	9,516	6,961
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	6,995
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,430
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	1,500	1,124
Graphic Packaging International, LLC 3.50% 3/15/2028[4]	8,000	7,558
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]	4,262	4,184
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]	664	618
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	2,895	2,504
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]	9,022	6,575
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	4,225	2,781
Methanex Corp. 5.125% 10/15/2027	13,150	12,904
Methanex Corp. 5.25% 12/15/2029	1,125	1,081
Minera Mexico, SA de CV 5.625% 2/12/2032[4]	28,690	28,484
Mineral Resources, Ltd. 8.00% 11/1/2027[4]	5,475	5,415
Mineral Resources, Ltd. 9.25% 10/1/2028[4]	7,085	7,093
The Bond Fund of America — Page 78 of 110

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mosaic Co. 4.05% 11/15/2027	USD1,486	$1,466
NOVA Chemicals Corp. 5.25% 6/1/2027[4]	7,500	7,469
NOVA Chemicals Corp. 8.50% 11/15/2028[4]	1,490	1,575
NOVA Chemicals Corp. 4.25% 5/15/2029[4]	5,535	5,294
NOVA Chemicals Corp. 9.00% 2/15/2030[4]	7,205	7,763
Nutrien, Ltd. 5.40% 6/21/2034	5,135	5,151
OCI NV 6.70% 3/16/2033[4]	9,249	9,866
Olin Corp. 5.625% 8/1/2029	2,500	2,436
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,827
POSCO 5.75% 1/17/2028[4]	5,195	5,331
POSCO 5.875% 1/17/2033[4]	630	657
POSCO Holdings, Inc. 4.875% 1/23/2027[4]	9,040	9,078
PT Freeport Indonesia 4.763% 4/14/2027	13,000	12,959
PT Freeport Indonesia 5.315% 4/14/2032	3,000	2,946
PT Freeport Indonesia 6.20% 4/14/2052	3,700	3,595
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,099
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,108
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,547
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	17,195	17,334
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	18,739	18,783
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,401
Suzano Austria gmbh 3.75% 1/15/2031	6,660	6,016
Suzano Austria gmbh 3.125% 1/15/2032	3,000	2,557
Tronox, Inc. 4.625% 3/15/2029[4]	6,000	5,137
Vale Overseas, Ltd. 6.40% 6/28/2054	6,330	6,253
Westlake Corp. 5.00% 8/15/2046	5,265	4,651
Westlake Corp. 4.375% 11/15/2047	1,110	880
		686,848
Total corporate bonds, notes & loans		26,886,378
U.S. Treasury bonds & notes 24.28% U.S. Treasury 23.72%
U.S. Treasury 3.875% 4/30/2025	195,000	194,931
U.S. Treasury 4.25% 5/31/2025	142,998	143,010
U.S. Treasury 3.00% 7/15/2025	23,070	22,985
U.S. Treasury 4.75% 7/31/2025	3,135	3,140
U.S. Treasury 3.125% 8/15/2025	200	199
U.S. Treasury 5.00% 8/31/2025	50,924	51,076
U.S. Treasury 0.25% 9/30/2025	35,000	34,323
U.S. Treasury 3.00% 9/30/2025	380	378
U.S. Treasury 0.25% 10/31/2025	12,000	11,733
U.S. Treasury 3.00% 10/31/2025	1,058	1,051
U.S. Treasury 2.25% 11/15/2025	40,000	39,545
U.S. Treasury 4.50% 11/15/2025	74,699	74,857
U.S. Treasury 0.375% 11/30/2025	466,300	454,861
U.S. Treasury 4.875% 11/30/2025	25,000	25,114
U.S. Treasury 4.00% 12/15/2025	161,001	160,887
U.S. Treasury 0.375% 12/31/2025	50,000	48,639
U.S. Treasury 2.625% 12/31/2025	822	813
U.S. Treasury 3.875% 1/15/2026	52,870	52,788
U.S. Treasury 0.375% 1/31/2026	158,331	153,537
U.S. Treasury 4.25% 1/31/2026	790,000	790,910
U.S. Treasury 1.625% 2/15/2026	25,000	24,469
The Bond Fund of America — Page 79 of 110

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2/28/2026	USD150	$145
U.S. Treasury 4.50% 3/31/2026	135,000	135,570
U.S. Treasury 3.75% 4/15/2026	355	354
U.S. Treasury 0.75% 4/30/2026	63,780	61,578
U.S. Treasury 4.875% 4/30/2026	263,000	265,291
U.S. Treasury 0.75% 5/31/2026	1,245	1,199
U.S. Treasury 0.875% 6/30/2026	82,180	79,085
U.S. Treasury 4.50% 7/15/2026	138,371	139,244
U.S. Treasury 4.375% 7/31/2026[13]	1,418,439	1,425,741
U.S. Treasury 3.75% 8/31/2026	502,547	501,091
U.S. Treasury 4.625% 9/15/2026	134,603	135,883
U.S. Treasury 0.875% 9/30/2026	475,268	454,212
U.S. Treasury 3.50% 9/30/2026	420,000	417,276
U.S. Treasury 1.125% 10/31/2026	64,997	62,213
U.S. Treasury 4.125% 10/31/2026	45,479	45,601
U.S. Treasury 2.00% 11/15/2026	15,600	15,129
U.S. Treasury 4.625% 11/15/2026	55,416	55,999
U.S. Treasury 1.625% 11/30/2026[13]	— [2]	— [2]
U.S. Treasury 4.25% 11/30/2026	540,668	543,368
U.S. Treasury 4.375% 12/15/2026	118,875	119,729
U.S. Treasury 4.125% 1/31/2027	69,000	69,241
U.S. Treasury 2.25% 2/15/2027	3,000	2,910
U.S. Treasury 4.125% 2/15/2027	164,330	164,938
U.S. Treasury 1.875% 2/28/2027	107,551	103,550
U.S. Treasury 4.125% 2/28/2027	267,040	268,072
U.S. Treasury 4.25% 3/15/2027	72,000	72,464
U.S. Treasury 3.875% 3/31/2027	899,306	898,989
U.S. Treasury 0.50% 4/30/2027	15,000	13,989
U.S. Treasury 2.375% 5/15/2027	41,700	40,412
U.S. Treasury 4.50% 5/15/2027	34,759	35,176
U.S. Treasury 0.50% 5/31/2027	125,000	116,261
U.S. Treasury 2.625% 5/31/2027	350,150	340,934
U.S. Treasury 0.50% 6/30/2027	6,000	5,567
U.S. Treasury 4.375% 7/15/2027	11,054	11,170
U.S. Treasury 2.25% 8/15/2027	17,500	16,857
U.S. Treasury 3.75% 8/15/2027	425,000	423,662
U.S. Treasury 0.50% 8/31/2027	26,084	24,064
U.S. Treasury 3.875% 10/15/2027	43,166	43,151
U.S. Treasury 0.50% 10/31/2027	35,000	32,111
U.S. Treasury 4.125% 10/31/2027	22,500	22,630
U.S. Treasury 4.125% 11/15/2027	17,491	17,594
U.S. Treasury 3.875% 11/30/2027	70,000	69,974
U.S. Treasury 3.875% 12/31/2027	112,100	112,082
U.S. Treasury 4.25% 1/15/2028	10,000	10,095
U.S. Treasury 3.50% 1/31/2028	11,709	11,588
U.S. Treasury 2.75% 2/15/2028	17,398	16,868
U.S. Treasury 4.25% 2/15/2028	61,695	62,313
U.S. Treasury 1.125% 2/29/2028	23,306	21,555
U.S. Treasury 4.00% 2/29/2028	193,875	194,475
U.S. Treasury 3.875% 3/15/2028	352,154	352,112
U.S. Treasury 1.25% 3/31/2028	88,877	82,320
U.S. Treasury 2.875% 5/15/2028	16,027	15,548
U.S. Treasury 1.25% 5/31/2028	10,702	9,868
U.S. Treasury 3.625% 5/31/2028	52,781	52,358
The Bond Fund of America — Page 80 of 110

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 6/30/2028	USD42,000	$38,645
U.S. Treasury 4.125% 7/31/2028	132,534	133,487
U.S. Treasury 2.875% 8/15/2028	3,760	3,639
U.S. Treasury 1.125% 8/31/2028	100,000	91,191
U.S. Treasury 1.25% 9/30/2028	14,100	12,886
U.S. Treasury 4.625% 9/30/2028	114,680	117,368
U.S. Treasury 1.50% 11/30/2028	35,000	32,144
U.S. Treasury 4.375% 11/30/2028	125,000	126,974
U.S. Treasury 3.75% 12/31/2028	6,982	6,941
U.S. Treasury 1.75% 1/31/2029	51,932	47,962
U.S. Treasury 4.00% 1/31/2029	100,080	100,369
U.S. Treasury 4.25% 2/28/2029	191,257	193,521
U.S. Treasury 2.875% 4/30/2029	204,760	196,698
U.S. Treasury 4.625% 4/30/2029	123,230	126,467
U.S. Treasury 2.375% 5/15/2029	5,000	4,708
U.S. Treasury 4.50% 5/31/2029	426,104	435,342
U.S. Treasury 3.25% 6/30/2029	18,000	17,526
U.S. Treasury 4.25% 6/30/2029	58,000	58,719
U.S. Treasury 3.625% 8/31/2029	180,000	177,777
U.S. Treasury 3.50% 9/30/2029	61,600	60,486
U.S. Treasury 3.875% 9/30/2029	65,000	64,824
U.S. Treasury 4.125% 10/31/2029	363,764	366,450
U.S. Treasury 4.125% 11/30/2029	150,400	151,569
U.S. Treasury 3.875% 12/31/2029	169,618	169,061
U.S. Treasury 4.375% 12/31/2029	253,000	257,596
U.S. Treasury 3.50% 1/31/2030	59,120	57,957
U.S. Treasury 4.25% 1/31/2030	2,996	3,035
U.S. Treasury 1.50% 2/15/2030	60,500	53,983
U.S. Treasury 4.00% 2/28/2030	78,711	78,896
U.S. Treasury 4.00% 3/31/2030	689,948	691,323
U.S. Treasury 3.75% 5/31/2030	145,000	143,486
U.S. Treasury 4.00% 7/31/2030	15,360	15,374
U.S. Treasury 4.625% 9/30/2030[13]	586,330	604,401
U.S. Treasury 4.875% 10/31/2030	539,814	563,093
U.S. Treasury 3.75% 12/31/2030	60,152	59,329
U.S. Treasury 4.00% 1/31/2031	100,000	99,883
U.S. Treasury 1.625% 5/15/2031	67,450	58,700
U.S. Treasury 4.25% 6/30/2031	200,000	202,211
U.S. Treasury 4.125% 7/31/2031[13]	300,000	301,207
U.S. Treasury 1.25% 8/15/2031	20,109	16,962
U.S. Treasury 3.75% 8/31/2031	66,500	65,336
U.S. Treasury 3.625% 9/30/2031	47,870	46,675
U.S. Treasury 4.125% 10/31/2031	28,927	29,022
U.S. Treasury 1.375% 11/15/2031	60,000	50,667
U.S. Treasury 4.125% 11/30/2031	8,000	8,025
U.S. Treasury 4.375% 1/31/2032	41,000	41,724
U.S. Treasury 1.875% 2/15/2032	25,000	21,709
U.S. Treasury 4.125% 2/29/2032	154,346	154,744
U.S. Treasury 4.125% 3/31/2032	245,000	245,669
U.S. Treasury 2.875% 5/15/2032	529	489
U.S. Treasury 2.75% 8/15/2032	27,904	25,517
U.S. Treasury 3.375% 5/15/2033	129,000	122,167
U.S. Treasury 4.00% 2/15/2034	42,507	41,933
U.S. Treasury 4.375% 5/15/2034	127,430	129,162
The Bond Fund of America — Page 81 of 110

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 8/15/2034	USD477,908	$465,810
U.S. Treasury 4.25% 11/15/2034	70,206	70,415
U.S. Treasury 4.625% 2/15/2035[13]	463,532	478,850
U.S. Treasury 4.50% 8/15/2039[13]	110,200	111,336
U.S. Treasury 4.625% 2/15/2040	600	613
U.S. Treasury 4.375% 5/15/2040	20,000	19,855
U.S. Treasury 1.125% 8/15/2040[13]	35,000	21,949
U.S. Treasury 1.375% 11/15/2040	66,100	43,001
U.S. Treasury 1.875% 2/15/2041[13]	193,596	135,933
U.S. Treasury 4.75% 2/15/2041	61,385	63,289
U.S. Treasury 2.25% 5/15/2041	15,174	11,252
U.S. Treasury 1.75% 8/15/2041	97,192	65,897
U.S. Treasury 2.00% 11/15/2041	685	481
U.S. Treasury 3.125% 11/15/2041	300	251
U.S. Treasury 2.375% 2/15/2042[13]	221,506	164,468
U.S. Treasury 3.25% 5/15/2042	122,319	103,398
U.S. Treasury 2.75% 8/15/2042	3,811	2,977
U.S. Treasury 3.375% 8/15/2042	6,700	5,746
U.S. Treasury 2.75% 11/15/2042	1,735	1,350
U.S. Treasury 4.00% 11/15/2042	10,583	9,876
U.S. Treasury 3.875% 2/15/2043	4,000	3,662
U.S. Treasury 2.875% 5/15/2043	32,398	25,516
U.S. Treasury 3.875% 5/15/2043	29,009	26,484
U.S. Treasury 3.625% 8/15/2043[13]	117,460	103,291
U.S. Treasury 4.75% 11/15/2043	56,349	57,578
U.S. Treasury 4.50% 2/15/2044	223,630	220,992
U.S. Treasury 3.375% 5/15/2044	38,700	32,568
U.S. Treasury 4.625% 5/15/2044[13]	63,000	63,207
U.S. Treasury 4.125% 8/15/2044	14,933	13,994
U.S. Treasury 3.00% 11/15/2044	45,000	35,469
U.S. Treasury 2.50% 2/15/2045	37,361	26,946
U.S. Treasury 4.75% 2/15/2045[13]	238,662	243,081
U.S. Treasury 3.00% 5/15/2045	1,460	1,146
U.S. Treasury 2.875% 8/15/2045	15,000	11,493
U.S. Treasury 2.50% 2/15/2046	32,377	23,038
U.S. Treasury 2.25% 8/15/2046	21,600	14,536
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 2/15/2047	39,950	30,780
U.S. Treasury 3.00% 5/15/2047	26,000	19,988
U.S. Treasury 2.75% 8/15/2047	11,687	8,548
U.S. Treasury 2.75% 11/15/2047	5,300	3,867
U.S. Treasury 3.00% 2/15/2048[13]	123,621	94,242
U.S. Treasury 3.125% 5/15/2048	1,150	895
U.S. Treasury 3.00% 8/15/2048	80,295	60,980
U.S. Treasury 3.375% 11/15/2048	4,545	3,689
U.S. Treasury 3.00% 2/15/2049	3,141	2,375
U.S. Treasury 2.875% 5/15/2049[13]	74,849	55,172
U.S. Treasury 2.25% 8/15/2049	149,279	96,306
U.S. Treasury 2.375% 11/15/2049	36,677	24,264
U.S. Treasury 2.00% 2/15/2050	60,397	36,550
U.S. Treasury 1.25% 5/15/2050[13]	199,788	99,238
U.S. Treasury 1.375% 8/15/2050[13]	334,055	170,211
U.S. Treasury 1.625% 11/15/2050[13]	42,400	23,081
U.S. Treasury 1.875% 2/15/2051	57,065	33,089
The Bond Fund of America — Page 82 of 110

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 5/15/2051	USD46,705	$30,545
U.S. Treasury 2.00% 8/15/2051	155,389	92,566
U.S. Treasury 1.875% 11/15/2051	30,977	17,814
U.S. Treasury 2.25% 2/15/2052	56,005	35,327
U.S. Treasury 2.875% 5/15/2052	122,323	88,818
U.S. Treasury 4.00% 11/15/2052	24,179	21,806
U.S. Treasury 3.625% 2/15/2053	39,701	33,442
U.S. Treasury 4.125% 8/15/2053	48,000	44,231
U.S. Treasury 4.75% 11/15/2053[13]	179,804	183,793
U.S. Treasury 4.25% 2/15/2054	60,331	56,838
U.S. Treasury 4.625% 5/15/2054	42,895	43,025
U.S. Treasury 4.25% 8/15/2054	35,578	33,579
U.S. Treasury 4.50% 11/15/2054	660,485	650,681
U.S. Treasury 4.625% 2/15/2055	4,698	4,730
		22,188,102
U.S. Treasury inflation-protected securities 0.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	9,568	9,591
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[14]	8,420	8,432
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[14]	110,276	109,537
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[14]	— [2]	1 [2]
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[14]	48,902	46,002
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035[14]	48,810	50,062
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[13,14]	74,000	61,439
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[14]	165,793	158,637
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[14]	76,924	77,661
		521,362
Total U.S. Treasury bonds & notes		22,709,464
Asset-backed obligations 7.59%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[1,4]	2,911	2,916
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[1,4]	2,331	2,343
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[1,4]	2,018	2,027
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032[1,4]	2,001	1,999
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032[1,4]	7,597	7,586
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032[1,4]	11,997	11,977
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]	156	155
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,4]	5,330	5,322
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,4]	6,723	6,769
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,4]	4,546	4,578
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,4]	1,178	1,180
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,4]	10,183	10,180
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 7.705% 10/20/2034[1,3,4]	350	350
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[1,3,4]	22,438	22,453
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[1,3,4]	16,892	16,856
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.823% 1/19/2033[1,3,4]	10,500	10,516
The Bond Fund of America — Page 83 of 110

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 5.724% 10/15/2034[1,3,4]	USD2,550	$2,550
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,4]	1,254	1,256
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,4]	4,223	4,238
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]	938	935
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,4]	1,232	1,240
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,4]	3,208	3,210
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,4]	4,364	4,372
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029[1,4]	2,197	2,204
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029[1,4]	3,000	3,078
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,4]	7,915	7,956
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[1,4]	14,936	15,145
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,4]	17,292	17,787
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,4]	5,330	5,402
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[1,4]	24,497	24,808
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[1,4]	15,643	15,961
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,4]	4,853	4,851
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[1,4]	17,745	17,792
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]	30,146	29,952
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]	8,478	8,447
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.552% 4/15/2035[1,3,4]	2,857	2,857
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	15,943	15,525
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[1]	13,052	13,231
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]	9,883	10,006
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	993	1,005
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 7.00% 4/22/2033[1,3,4]	900	902
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.39% 1/20/2033[1,3,4]	24,993	24,984
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 9.50% 4/26/2036[1,3,4]	1,700	1,704
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[1,4]	10,476	10,589
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.623% 4/17/2033[1,3,4]	33,463	33,506
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.15% 10/28/2034[1,3,4]	4,174	4,174
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 9.302% 7/15/2030[1,3,4]	2,000	2,002
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,4]	4,862	4,898
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,4]	14,357	14,653
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,4]	1,197	1,222
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,4]	20,924	20,882
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	21,411	21,305
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]	25,845	25,382
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]	1,798	1,769
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]	3,581	3,549
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-3A, Class A, 4.62% 2/20/2027[1,4]	1,800	1,799
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]	7,921	8,017
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]	39,680	38,223
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]	3,398	3,265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]	1,211	1,162
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]	5,000	4,817
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]	49,213	50,274
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]	45,430	47,126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]	9,925	10,377
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,4]	18,192	18,604
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[1,4]	3,347	3,418
The Bond Fund of America — Page 84 of 110

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[1,4]	USD19,000	$19,341
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[1,4]	3,970	4,026
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028[1,4]	1,066	1,069
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,4]	2,720	2,753
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,4]	10,866	10,953
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 9.547% 7/24/2036[1,3,4]	500	507
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[1,3,4]	15,000	14,999
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	1,020	1,023
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]	1,506	1,500
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]	351	344
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]	914	882
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]	1,455	1,419
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 7.002% 10/25/2034[1,3,4]	1,240	1,241
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.105% 7/20/2033[1,3,4]	1,000	1,001
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[1,3,4]	29,830	29,778
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.523% 5/17/2031[1,3,4]	15,875	15,835
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 5.708% 4/24/2034[1,3,4]	2,000	2,001
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 6.664% 7/15/2034[1,3,4]	1,000	1,003
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 5.728% 1/25/2035[1,3,4]	3,125	3,128
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.793% 3/13/2037[1,3,4]	2,400	2,413
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046[1,4]	2,692	2,475
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.493% 7/20/2035[1,3,4]	3,703	3,711
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.592% 4/26/2031[1,3,11]	15,350	15,354
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]	15,608	14,414
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]	1,981	1,844
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 6.149% 6/15/2034[1,3,4]	2,399	2,399
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class A1, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2035[1,3,4]	3,000	3,004
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,4]	9,833	9,852
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,4]	1,639	1,652
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,4]	522	532
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	8,719	8,831
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,4]	6,123	6,189
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,4]	6,275	6,318
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027[1]	2,529	2,529
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	6,470	6,474
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	3,694	3,711
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	4,215	4,224
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[1]	4,861	4,880
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028[1]	14,679	14,707
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	5,517	5,559
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[1]	4,783	4,792
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[1]	3,676	3,702
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029[1]	8,757	8,795
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	5,660	5,726
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	4,500	4,568
The Bond Fund of America — Page 85 of 110

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	USD6,201	$6,324
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	16,137	16,384
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	4,138	4,148
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[1]	14,576	14,567
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030[1]	23,675	23,667
Buckhorn Park CLO, Ltd., Series 2019-1A, Class CRR, (3-month USD CME Term SOFR + 1.85%) 6.143% 7/18/2034[1,3,4]	7,000	7,017
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,4]	18,207	18,114
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045[1,4]	412	388
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.914% 4/15/2034[1,3,4]	577	576
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,4]	26,025	26,276
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	547	551
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[1]	10,654	10,764
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	4,615	4,633
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	15,778	16,002
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	22,283	22,759
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,4]	2,748	2,757
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]	539	541
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[1,4]	8,430	8,486
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]	1,939	1,957
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	441	426
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	2,640	2,572
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029[1,4]	1,982	1,982
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,4]	2,515	2,545
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	3,669	3,703
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]	1,210	1,243
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030[1,4]	2,000	1,996
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]	80,709	73,525
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	13,064	11,941
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]	3,457	3,226
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]	1,419	1,363
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,4]	32,134	32,369
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050[1,4]	14,745	14,825
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032[1,4]	886	900
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032[1,4]	900	905
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]	80,144	79,098
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]	15,565	14,301
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	10,130	9,972
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]	989	881
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]	69,912	66,858
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]	5,694	5,379
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,4]	99,103	99,584
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,4]	43,496	43,776
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,4]	2,971	3,007
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[1,4]	9,354	9,438
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,4]	2,461	2,498
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,4]	4,538	4,633
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,4]	3,099	3,156
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,4]	5,552	5,498
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]	1,384	1,404
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,4]	7,472	7,555
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 6.308% 7/16/2035[1,3,4]	10,000	10,005
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]	11,631	11,758
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]	5,676	5,784
The Bond Fund of America — Page 86 of 110

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,4]	USD8,610	$8,618
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,4]	2,324	2,317
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]	361	340
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]	5,689	5,281
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]	2,616	2,420
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]	675	637
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]	3,991	3,712
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]	7,944	7,275
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]	854	781
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,4]	1,495	1,497
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	543	545
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029[1]	1,766	1,776
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	5,727	5,825
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]	28	28
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,4]	1,757	1,759
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]	880	881
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[1,4]	1,980	1,983
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,4]	1,667	1,677
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,4]	2,658	2,660
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]	10,789	10,776
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,4]	3,632	3,671
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[1,4]	8,952	8,953
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]	2,352	2,357
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]	3,525	3,595
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]	3,866	3,915
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]	3,489	3,599
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,4]	2,268	2,292
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,4]	982	1,005
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[1,4]	10,987	11,149
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[1,4]	11,898	12,237
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034[1,4]	2,000	2,025
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,4]	25,410	25,784
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,4]	10,247	10,385
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 4.614% 7/15/2035[1,3]	429	399
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.574% 1/15/2037[1,3]	791	752
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.584% 2/15/2037[1,3]	1,137	1,065
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	6,701	6,711
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	922	930
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[1]	3,048	3,109
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029[1,4]	7,100	7,173
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030[1,4]	8,297	8,324
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[1,4]	7,522	7,549
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[1,4]	1,083	1,088
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032[1,4]	6,475	6,505
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.152% 10/15/2036[1,3,4]	3,333	3,345
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 6.702% 10/15/2036[1,3,4]	4,286	4,309
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	36,273	36,257
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,4]	6,678	6,715
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,4]	22,017	22,398
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,4]	2,412	2,460
The Bond Fund of America — Page 87 of 110

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	USD7,618	$7,627
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	5,007	5,015
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	15,041	15,044
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	2,965	2,954
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	7,379	7,424
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	13,119	13,325
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]	443	440
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]	1,046	1,038
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]	589	590
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]	2,681	2,692
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	8,340	8,473
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]	5,863	5,975
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]	6,061	6,266
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.382% 10/15/2030[1,3,4]	14,908	14,902
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.534% 4/15/2031[1,3,4]	8,660	8,658
DT Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029[1,4]	8,215	8,282
DT Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030[1,4]	11,520	12,192
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]	789	729
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,4]	428	430
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,4]	9,780	9,828
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,4]	10,041	10,055
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]	5,938	5,917
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]	1,626	1,624
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]	626	629
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,4]	7,039	7,086
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,4]	5,702	5,794
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[1,4]	7,180	7,396
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[1,4]	45,389	45,799
EquipmentShare.com, Inc., Series 2024-2M, Class B, 6.43% 12/20/2032[1,4]	2,768	2,790
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[1,4]	1,928	1,948
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[1,4]	1,475	1,489
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	1,360	1,361
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	9,575	9,378
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	2,411	2,414
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027[1]	3,684	3,685
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	2,859	2,862
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	268	268
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[1]	1,099	1,100
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	787	788
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[1]	12,475	12,455
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	20,900	20,970
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	6,335	6,378
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	3,075	3,106
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	7,739	7,686
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[1]	5,583	5,596
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	9,801	9,830
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	3,231	3,231
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	1,913	1,987
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[1]	6,250	6,237
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	5,584	5,715
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	15,785	15,998
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	3,227	3,296
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029[1]	9,039	9,161
The Bond Fund of America — Page 88 of 110

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[1]	USD23,206	$23,346
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029[1]	6,660	6,690
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[1]	15,775	15,770
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	15,959	16,260
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	10,143	10,231
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	21,364	21,523
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[1]	12,630	12,706
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[1]	9,158	9,261
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030[1]	11,864	12,105
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[1]	16,141	16,314
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,4]	1,150	1,250
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[1]	21,836	21,753
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031[1]	18,932	19,100
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031[1]	23,284	23,485
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031[1]	9,000	9,045
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031[1]	9,000	9,094
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]	950	949
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,4]	3,086	3,120
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[1]	15,845	16,025
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	4,219	4,296
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,4]	12,721	12,525
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]	18,470	18,096
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]	8,620	8,510
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]	2,275	2,284
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[1,4]	6,949	7,055
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]	2,211	2,234
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]	3,215	3,274
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]	1,800	1,807
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[1,4]	5,750	5,852
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.622% 7/15/2036[1,3,4]	19,829	19,842
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]	730	731
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	11,899	11,942
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	2,844	2,861
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029[1]	12,000	11,952
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	11,868	11,784
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]	21,970	21,281
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]	15,800	15,989
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]	85,137	87,252
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	25,883	26,009
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,4]	45,520	45,464
Fortress Credit BSL, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.39% 7/23/2032[1,3,4]	4,250	4,250
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[1,3,4]	9,980	9,979
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.38% 10/20/2032[1,3,4]	3,500	3,506
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.143% 10/20/2032[1,3,4]	2,470	2,470
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.693% 10/18/2033[1,3,4]	7,874	7,882
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.893% 10/18/2033[1,3,4]	6,000	6,012
Fortress Credit BSL, Ltd., Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.143% 10/20/2035[1,3,4]	2,000	2,001
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]	1,013	953
The Bond Fund of America — Page 89 of 110

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]	USD515	$485
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]	5,447	4,999
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]	184	167
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029[1,4]	3,299	3,309
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030[1,4]	22,140	22,227
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]	5,388	5,234
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]	783	751
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,4]	1,711	1,613
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]	38,612	35,487
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]	27,497	25,455
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]	2,226	2,053
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,4]	6,690	6,708
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,4]	2,129	2,134
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,4]	11,018	11,023
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027[1,4]	8,036	8,042
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,4]	4,699	4,730
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]	10,153	10,212
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,4]	6,032	6,056
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,4]	3,109	3,113
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,4]	8,929	8,996
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028[1,4]	4,184	4,200
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[1,4]	10,734	10,871
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[1,4]	8,308	8,358
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[1,4]	7,548	7,573
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]	3,969	4,018
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]	3,589	3,679
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029[1,4]	7,220	7,271
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,4]	12,145	12,333
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,4]	9,610	9,808
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[1,4]	14,916	15,229
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[1,4]	13,825	13,873
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[1,4]	15,909	16,078
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[1,4]	9,109	9,162
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,4]	1,170	1,200
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,4]	1,995	2,015
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,4]	7,892	7,886
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,4]	5,821	5,860
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[1,4]	9,740	9,779
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,4]	8,731	8,838
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[1,4]	1,395	1,392
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030[1,4]	3,339	3,315
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031[1,4]	1,046	1,056
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031[1,4]	3,344	3,306
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032[1,4]	2,092	2,113
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,001	3,009
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	3,016	3,046
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]	35,338	36,002
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]	42,166	43,761
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,4]	38,685	38,721
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029[1]	16,818	16,850
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030[1]	1,222	1,223
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[1,4]	9,679	9,812
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 6.259% 11/5/2037[1,3,4]	5,000	5,026
The Bond Fund of America — Page 90 of 110

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.843% 4/20/2033[1,3,4]	USD17,308	$17,316
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.593% 4/20/2033[1,3,4]	9,620	9,619
Great America Leasing Receivables, Series 2025-1, Class A3, 4.49% 4/16/2029[1,4]	2,407	2,411
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,4]	1,066	1,071
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,4]	1,481	1,490
GreatAmerica Leasing Receivables, Series 2025-1, Class A2, 4.52% 10/15/2027[1,4]	3,404	3,409
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,4]	15,472	15,668
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,4]	12,551	12,696
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[1,4]	10,419	10,614
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 6.864% 4/15/2034[1,3,4]	500	501
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.661% 7/28/2031[1,3,4]	1,070	1,070
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.343% 1/20/2031[1,3,4]	7,558	7,576
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 4.634% 9/15/2041[1,3,4]	207	203
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]	50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	17,787	17,736
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,4]	16,179	16,288
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	2,352	2,388
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	8,361	7,976
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,4]	4,700	4,783
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]	15,358	15,293
Hertz Vehicle Financing, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]	1,119	1,113
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]	118,941	113,671
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	6,275	5,985
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]	3,138	2,974
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,4]	25,031	25,479
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,4]	17,272	17,520
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029[1,4]	6,869	6,997
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029[1,4]	4,154	4,228
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[1,4]	10,908	10,915
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029[1,4]	3,341	3,365
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[1,4]	3,713	3,732
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031[1,4]	4,312	4,359
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	1,066	1,069
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,4]	24,347	24,120
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,4]	2,717	2,752
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,4]	8,249	8,333
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,4]	4,738	4,749
HPS Loan Management Ltd., Series 2010A-16, Class BR3, (3-month USD CME Term SOFR + 1.85%) 6.143% 4/20/2034[1,3,4]	7,000	6,915
HPS Loan Management, Ltd., CLO, Series 2013A-18, Class BR, (3-month USD CME Term SOFR + 1.60%) 5.902% 10/15/2030[1,3,4]	9,500	9,511
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032[1,4]	12,431	12,494
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,4]	3,562	3,589
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	1,472	1,486
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	2,195	2,228
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 5.731% 7/28/2034[1,3,4]	4,000	4,002
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[1,4]	9,183	8,763
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041[1,4]	1,802	1,739
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.493% 4/20/2032[1,3,4]	19,424	19,432
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 5.943% 4/20/2032[1,3,4]	USD18,500	$18,509
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.143% 4/20/2032[1,3,4]	9,565	9,565
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.25% 7/25/2034[1,3,4]	2,960	2,967
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.35% 7/25/2034[1,3,4]	4,000	3,980
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	6,126	6,220
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[1,3,4]	17,438	17,437
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.744% 1/15/2031[1,3,4]	8,109	8,116
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 6.343% 7/20/2034[1,3,4]	15,000	14,999
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,4]	11,526	11,588
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]	1,036	1,037
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]	5,111	5,120
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]	660	661
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]	2,901	2,921
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[1,4]	8,307	8,311
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]	2,865	2,880
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	927	936
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,4]	2,278	2,286
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]	21,187	21,259
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]	4,473	4,499
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]	6,005	6,114
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,4]	5,237	5,280
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,4]	1,164	1,173
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]	9,891	9,972
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]	5,058	5,179
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,4]	1,598	1,617
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[1,4]	6,888	6,896
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,4]	1,932	1,960
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,4]	2,671	2,717
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[1,4]	2,791	2,794
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,4]	4,854	4,846
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,4]	3,670	3,642
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]	4,131	4,211
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]	981	1,005
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]	3,430	3,544
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]	895	908
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,4]	1,190	1,216
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,4]	614	632
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,4]	1,864	1,847
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.649% 7/16/2031[1,3,4]	4,429	4,432
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[1,4]	5,542	5,551
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030[1,4]	3,000	3,025
M&T Equipment Notes, Series 2023-1, Class A2, 6.09% 7/15/2030[1,4]	638	639
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.695% 4/19/2034[1,3,4]	250	250
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[1,3,4]	24,476	24,434
Man GLG US CLO 2018-1, Ltd., Series 2018-1A, Class A1R, (3-month USD CME Term SOFR + 1.402%) 5.695% 4/22/2030[1,3,4]	3,636	3,637
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 6.252% 4/15/2032[1,3,4]	6,000	6,007
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 6.952% 4/15/2032[1,3,4]	USD3,000	$3,008
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[1,3,4]	51,625	51,355
Marathon CLO, Ltd., Series 2019-2A, Class BAR2, (3-month USD CME Term SOFR + 1.85%) 6.173% 1/20/2033[1,3,4]	3,078	3,072
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 5.579% 7/16/2031[1,3,4]	6,221	6,221
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 8.293% 1/19/2034[1,3,4]	4,000	4,002
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[1,3,4]	25,634	25,641
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[1,3,4]	33,401	33,350
Marble Point CLO, Ltd., Series 2019-1A, Class CR2, (3-month USD CME Term SOFR + 1.90%) 6.19% 7/23/2032[1,3,4]	3,832	3,839
Marble Point CLO, Ltd., Series 2019-1A, Class DR2, (3-month USD CME Term SOFR + 3.00%) 7.29% 7/23/2032[1,3,4]	3,860	3,852
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	5,915	5,988
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,4]	5,959	6,014
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,4]	15,689	15,810
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,4]	6,712	6,809
MidOcean Credit CLO, Series 2023-12, Class A1R, (3-month USD CME Term SOFR + 1.34%) 5.633% 4/18/2036[1,3,4]	2,500	2,502
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,4]	8,468	8,546
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,4]	4,941	4,997
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027[1,4]	2,371	2,325
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.192% 5/20/2034[1,3,4]	1,540	1,544
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 6.134% 5/20/2033[1,3,4]	2,500	2,500
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.05% 9/14/2033[1,3,4]	3,500	3,501
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]	1,177	1,071
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]	1,220	1,109
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,4]	17,624	15,862
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]	19,748	18,392
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057[1,4]	9,010	9,078
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,4]	1,733	1,610
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]	19,280	17,935
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]	43,017	40,211
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.174% 4/20/2062[1,3,4]	12,817	12,764
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.30% 10/25/2036[1,3,4]	1,000	1,011
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]	323,057	301,756
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,4]	5,195	4,756
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 5.662% 12/21/2029[1,3,4]	282	282
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[1,3,4]	1,134	1,134
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	4,270	4,318
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,4]	13,425	13,466
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[1,4]	7,894	7,894
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Northwoods Capital, Ltd., Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.999% 6/15/2031[1,3,4]	USD4,000	$3,991
Northwoods Capital, Ltd., Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.349% 6/15/2031[1,3,4]	4,000	3,993
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.405% 7/20/2034[1,3,4]	3,000	3,006
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 6.043% 7/20/2035[1,3,4]	8,000	7,992
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.551% 4/10/2033[1,3,4]	1,783	1,786
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 9.658% 7/16/2036[1,3,4]	500	505
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 6.393% 7/21/2037[1,3,4]	1,000	1,002
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,4]	11,946	12,059
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,4]	2,366	2,412
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,4]	12,728	12,673
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,4]	3,931	3,918
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,4]	146	147
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[1,4]	17,015	17,073
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032[1,4]	5,040	5,060
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]	5,185	5,058
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.355% 7/20/2029[1,3,4]	227	227
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.364% 10/15/2029[1,3,4]	1,810	1,809
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.352% 4/15/2030[1,3,4]	3,109	3,108
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.572% 10/15/2030[1,3,4]	122	122
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.297% 7/24/2031[1,3,4]	1,640	1,638
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.697% 7/24/2031[1,3,4]	3,571	3,571
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,3,4]	34,694	34,633
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,3,4]	26,016	26,039
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[1,3,4]	13,000	12,970
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,3,4]	9,245	9,200
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.402% 4/15/2031[1,3,4]	9,699	9,697
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,4]	5,491	5,494
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,4]	18,590	18,750
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[1,4]	4,348	4,363
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,4]	2,728	2,803
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,4]	5,839	5,842
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[1,4]	2,847	2,852
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]	862	861
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.499% 8/16/2027[1,3,4]	10,757	10,783
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.169% 1/15/2028[1,3,4]	14,516	14,567
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]	12,000	12,142
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.149% 4/17/2028[1,3,4]	10,000	10,035
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]	26,701	26,898
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[1,4]	USD11,858	$12,080
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[1]	12,770	12,829
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 5.242% 5/18/2034[1,3,4]	3,840	3,818
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,4]	20,988	20,726
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039[1,4]	7,402	7,261
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,4]	11,227	11,351
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.019% 9/15/2039[1,3,4]	3,342	3,334
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[1,4]	6,547	6,540
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,4]	9,164	9,198
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[1,4]	8,230	8,214
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,4]	7,565	7,605
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[1,4]	3,489	3,501
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031[1,4]	725	732
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031[1,4]	1,725	1,740
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,4]	2,044	2,056
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[1,4]	3,815	3,807
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[1,4]	3,728	3,778
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,4]	5,777	5,899
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.685% 7/25/2051[1,3,4]	1,104	1,108
Progress Residential Trust, Series 22-SFR1, Class A, 2.709% 2/17/2041[1,4]	2,474	2,289
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[1,4]	844	847
RAD CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.50% 4/25/2032[1,3,4]	1,400	1,402
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.653% 4/17/2036[1,3,4]	15,000	15,014
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.903% 4/17/2036[1,3,4]	3,000	3,001
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,4]	9,090	9,208
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,4]	4,647	4,666
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 5.715% 4/20/2034[1,3,4]	3,000	3,005
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.40% 10/25/2031[1,3,4]	27,177	27,173
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.80% 10/25/2031[1,3,4]	8,857	8,868
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.10% 10/25/2031[1,3,4]	6,943	6,951
Regatta XVI Funding, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 3.20%) 7.502% 1/15/2033[1,3,4]	2,000	2,004
Regatta XXII Funding, Ltd., Series 2022-2A, Class CR, 3-month USD CME Term SOFR + 2.00%) 5.483% 7/20/2035[1,3,4]	3,500	3,506
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	1,158	1,158
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 6.393% 7/20/2035[1,3,4]	10,000	10,005
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.652% 7/15/2037[1,3,4]	20,255	20,261
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	132	132
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	4	4
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,784	1,773
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	12,868	12,895
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,698	2,672
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]	22,622	22,630
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	6,095	6,107
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	3,581	3,579
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	1,309	1,314
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	1,783	1,785
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	USD7,850	$7,871
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	8,359	8,394
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	7,609	7,665
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	8,522	8,582
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]	3,536	3,561
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	5,663	5,658
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[1]	21,877	21,912
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	4,624	4,630
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	2,556	2,570
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	4,957	5,027
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029[1]	25,000	25,108
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[1]	45,155	45,280
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	9,657	9,753
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	15,172	15,454
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029[1]	30,199	30,262
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[1]	10,970	11,056
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	8,732	8,877
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029[1]	6,365	6,393
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	2,142	2,164
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[1]	15,291	15,399
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	3,968	3,989
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	5,960	6,090
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[1]	11,804	11,838
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	2,368	2,430
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[1]	18,627	18,817
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[1]	24,209	24,141
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.593% 4/20/2033[1,3,4]	23,854	23,865
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,4]	8,367	8,391
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,4]	4,985	5,034
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,4]	3,902	3,903
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,4]	6,041	6,062
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,4]	1,439	1,467
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032[1,4]	4,000	4,086
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032[1,4]	1,625	1,663
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[1,4]	5,344	5,352
SCF Equipment Trust, LLC, Series 2021-1A, Class D, 1.93% 9/20/2030[1,4]	1,499	1,496
SCF Equipment Trust, LLC, Series 2021-1A, Class E, 3.56% 8/20/2032[1,4]	776	775
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[1,4]	1,526	1,545
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034[1,4]	4,119	4,188
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034[1,4]	2,361	2,405
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[1,4]	1,386	1,420
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[1,4]	1,884	1,895
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031[1,4]	635	638
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]	897	898
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[1,4]	2,135	2,137
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]	4,569	4,605
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]	2,641	2,694
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]	2,244	2,305
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[1,4]	14,939	15,003
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]	3,578	3,666
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031[1,4]	8,269	8,313
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[1,4]	2,769	2,772
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,4]	22,287	22,141
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]	13,777	12,730
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]	USD2,536	$2,357
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]	2,425	2,463
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]	3,382	3,026
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]	10,822	10,000
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.644% 4/15/2030[1,3,4]	135	135
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 6.862% 4/25/2034[1,3,4]	2,000	2,005
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.814% 7/15/2034[1,3,4]	1,000	1,002
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,4]	10,161	10,253
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]	11,942	11,477
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.339% 4/15/2032[1,3,4]	37,839	37,781
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.299% 4/15/2032[1,3,4]	4,000	4,008
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[1,3,4]	12,041	12,033
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]	1,082	1,046
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]	2,504	2,396
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]	3,377	3,227
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,4]	4,095	4,043
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,4]	2,417	2,403
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[1,4]	44,575	44,990
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[1,4]	44,575	45,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]	6,362	6,137
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.713% 4/20/2036[1,3,4]	29,500	29,521
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 9.793% 10/20/2036[1,3,4]	2,000	2,027
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.793% 1/20/2037[1,3,4]	3,000	3,033
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 7.952% 1/23/2032[1,3,4]	1,250	1,256
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	26,177	26,541
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[1]	13,292	13,458
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]	12,666	11,906
TCW CLO 2019-1 AMR, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.255% 8/16/2034[1,3,4]	1,500	1,506
Teachers Insurance and Annuity Association of AME., CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.719% 1/16/2031[1,3,4]	265	265
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]	9,316	8,949
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]	3,748	3,693
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]	8,727	8,163
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,4]	1,712	1,610
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,4]	673	620
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]	23,498	21,816
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033[1,4]	38,279	38,233
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.336% 4/15/2034[1,3,4]	27,449	27,349
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]	1,181	1,129
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,4]	4,606	4,125
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[1,4]	649	658
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]	5,335	5,307
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]	27,912	27,074
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]	39,268	39,928
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	2,489	2,506
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029[1,4]	20,963	20,970
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 9.275% 11/26/2032[1,3,4]	USD1,265	$1,273
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[1,3,4]	17,416	17,426
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.993% 1/20/2032[1,3,4]	14,000	13,988
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.67% 4/25/2033[1,3,4]	3,052	3,057
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.30% 4/25/2033[1,3,4]	6,000	6,000
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.90% 4/25/2033[1,3,4]	3,000	3,005
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.483% 7/20/2036[1,3,4]	1,500	1,515
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]	10,254	9,481
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]	10,454	9,479
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]	762	689
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[1,4]	9,096	9,119
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,4]	55	55
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[1,4]	7,859	7,860
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028[1,4]	12,573	12,589
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030[1,4]	5,684	5,694
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[1,3,4]	24,000	23,956
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.575% 9/7/2030[1,3,4]	290	290
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.625% 7/18/2031[1,3,4]	929	930
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.685% 4/20/2032[1,3,4]	10,847	10,852
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,4]	3,653	3,712
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,4]	2,400	2,457
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,4]	205	210
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	8,677	8,678
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,015
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	4,708	4,691
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033[1,4]	15,536	15,664
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2034[1,3,4]	2,391	2,395
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 7.102% 4/15/2036[1,3,4]	2,000	2,001
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 5.319% 4/20/2037[1,3,4]	14,801	14,806
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027[1,4]	9,567	9,568
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028[1,4]	2,414	2,408
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[1,3,4]	18,556	18,552
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.102% 10/15/2031[1,3,4]	8,695	8,692
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.652% 10/15/2031[1,3,4]	3,000	3,005
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,4]	793	795
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,4]	3,306	3,333
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[1,4]	3,075	3,123
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 10/20/2031[1,3,4]	4,862	4,870
Wellfleet CLO, Ltd., Series 2019-XA, Class A2R2, (3-month USD CME Term SOFR + 1.75%) 6.043% 7/20/2032[1,3,4]	15,500	15,499
Wellfleet CLO, Ltd., Series 2019-XA, Class BR2, (3-month USD CME Term SOFR + 2.10%) 6.393% 7/20/2032[1,3,4]	7,000	7,028
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]	3,709	3,684
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,4]	4,023	4,037
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]	5,589	5,598
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]	5,523	5,491
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,4]	USD4,920	$4,937
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]	13,490	13,553
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027[1,4]	25,537	25,563
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,4]	3,231	3,255
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]	4,531	4,563
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[1,4]	1,175	1,176
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]	1,062	1,065
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,4]	2,725	2,757
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[1,4]	11,517	11,543
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028[1,4]	7,121	7,147
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]	2,059	2,077
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]	13,431	13,545
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]	15,698	15,964
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]	4,024	4,127
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,4]	8,365	8,453
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]	8,740	8,989
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,4]	11,241	11,453
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[1,4]	20,412	20,530
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[1,4]	7,827	7,940
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[1,4]	20,300	20,635
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[1,4]	31,100	31,252
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[1,4]	7,064	7,201
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030[1,4]	5,362	5,392
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030[1,4]	1,754	1,770
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030[1,4]	1,139	1,153
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,4]	894	901
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[1,4]	23,591	23,802
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,4]	35,849	35,985
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,4]	25,667	25,774
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[1,3,4]	18,135	18,135
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.093% 10/20/2030[1,3,4]	22,000	22,032
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 6.552% 1/15/2035[1,3,4]	2,000	2,005
Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 5.643% 7/20/2035[1,3,4]	5,000	4,996
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,4]	4,046	4,049
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,4]	721	725
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,090	8,255
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	28,109	28,268
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	2,033	2,043
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	15,040	15,069
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]	6,008	6,028
		7,100,616
Bonds & notes of governments & government agencies outside the U.S. 1.05%
British Columbia (Province of) 4.20% 7/6/2033	23,570	22,905
Colombia (Republic of) 4.50% 1/28/2026	12,133	12,096
Colombia (Republic of) 7.50% 2/2/2034	19,343	19,182
Colombia (Republic of) 8.00% 11/14/2035	36,137	36,390
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	78,784
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	65,219
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	203,026
Greece (Hellenic Republic of) 3.625% 6/15/2035	75,500	82,240
Greece (Hellenic Republic of) 4.375% 7/18/2038	15,840	18,035
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,622
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	5,274
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD3,000	$2,766
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD32,500	19,833
New South Wales Treasury Corp. 4.75% 9/20/2035	3,300	2,002
New South Wales Treasury Corp. 4.25% 2/20/2036	36,675	21,123
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	9,896
Norway (Kingdom of) 3.75% 6/12/2035	NOK245,000	22,727
Panama (Republic of) 3.75% 4/17/2026	USD10,772	10,559
Panama (Republic of) 2.252% 9/29/2032	1,462	1,069
Peru (Republic of) 2.783% 1/23/2031	18,960	16,669
PETRONAS Capital, Ltd. 2.48% 1/28/2032	3,000	2,566
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	3,695	3,145
Romania 6.625% 2/17/2028	15,000	15,419
Saudi Arabia (Kingdom of) 5.125% 1/13/2028[4]	11,565	11,711
United Mexican States 6.00% 5/13/2030	22,005	22,472
United Mexican States 4.875% 5/19/2033	20,788	19,114
United Mexican States 3.50% 2/12/2034	75,212	61,840
United Mexican States 6.35% 2/9/2035	253	254
United Mexican States 6.00% 5/7/2036	133,950	129,724
United Mexican States 6.875% 5/13/2037	26,000	26,666
United Mexican States 5.00% 4/27/2051	5,100	3,922
United Mexican States 4.40% 2/12/2052	229	159
United Mexican States 6.338% 5/4/2053	4,895	4,462
United Mexican States 7.375% 5/13/2055	25,110	25,713
United Mexican States 3.75% 4/19/2071	465	263
		983,847
Municipals 0.52% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,685	2,326
Illinois 0.39%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,440
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	54,685
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,532
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	13,433
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	266,781	266,409
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,404	4,601
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 3.87% 5/15/2050 (put 5/15/2025)[3]	6,275	6,281
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	155	155
		365,536
Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	38,600	39,997
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	150	150
		40,147
Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	2,385	2,379
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Bonds, notes & other debt instruments (continued) Municipals (continued) Minnesota 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	USD865	$864
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	215	215
		1,079
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	100	100
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	440	439
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	4,400	4,645
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,625	20,778
Puerto Rico 0.02%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	20,714	12,998
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	155	155
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	290	289
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	520	520
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	715	715
		1,524
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,628
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	375	375
Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	160	159
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,190	27,413
		27,572
Total municipals		485,681
The Bond Fund of America — Page 101 of 110

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.03%		Principal amount (000)	Value (000)
Korea Electric Power Corp. 4.875% 1/31/2027		USD3,000	$3,025
Korea Electric Power Corp. 4.00% 6/14/2027		3,931	3,900
Korea Electric Power Corp. 4.75% 2/13/2028[4]		4,640	4,665
Korea Gas Corp. 5.00% 7/8/2029[4]		1,011	1,031
Korea National Oil Corp. 2.125% 4/18/2027		2,069	1,976
Korea National Oil Corp. 4.625% 3/31/2028[4]		5,000	5,006
Korea National Oil Corp. 4.75% 3/31/2030[4]		7,810	7,812
Korea National Oil Corp. 2.625% 4/18/2032		3,000	2,603
			30,018
Total bonds, notes & other debt instruments (cost: $91,679,637,000)			90,657,776
Common stocks 0.03% Health care 0.03%		Shares
Rotech Healthcare, Inc.[7,11,15]		342,069	30,195
Energy 0.00%
New Fortress Energy, Inc., Class A15,16		136,998	1,139
Constellation Oil Services Holding SA (NDR)[15]		1,442,858	695
			1,834
Consumer discretionary 0.00%
MYT Holding Co., Class B15		521,407	215
NMG Parent, LLC		3,867	— [2]
			215
Communication services 0.00%
DSG TopCo, Inc.[15]		4,713	85
Total common stocks (cost: $14,891,000)			32,329
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 5.731% perpetual noncumulative preferred shares[3,4]		6,250	5,062
Total preferred securities (cost: $5,820,000)			5,062
Short-term securities 7.53% Money market investments 7.51%
Capital Group Central Cash Fund 4.33%[17,18]		70,172,193	7,017,219
Interest bearing bills & notes 0.02%	Coupon rate	Principal amount (000)
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 9/4/2025 [3]	0%	20,000	19,997
Total short-term securities (cost: $7,037,302,000)			7,037,216
Total investment securities 104.49% (cost: $98,737,650,000)			97,732,383
Other assets less liabilities (4.49)%			(4,196,487)
Net assets 100.00%			$93,535,896
The Bond Fund of America — Page 102 of 110

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	8,909	5/1/2025	USD3,551,634	$(925)
30 Day Federal Funds Futures	Long	3,248	6/2/2025	1,295,311	(4)
3 Month SOFR Futures	Long	91	6/18/2025	21,769	(182)
3 Month SOFR Futures	Long	11,855	9/17/2025	2,842,829	7,528
3 Month SOFR Futures	Short	1	3/18/2026	(241)	— [2]
2 Year U.S. Treasury Note Futures	Long	19,104	7/3/2025	3,957,812	6,246
5 Year Euro-Bobl Futures	Short	67	6/10/2025	(8,534)	51
5 Year U.S. Treasury Note Futures	Long	95,059	7/3/2025	10,281,225	63,723
10 Year Euro-Bund Futures	Short	8,141	6/10/2025	(1,134,073)	(4,176)
10 Year Australian Treasury Bond Futures	Short	836	6/16/2025	(58,851)	(91)
10 Year U.S. Treasury Note Futures	Long	44,746	6/30/2025	4,976,594	24,365
10 Year Ultra U.S. Treasury Note Futures	Long	17,294	6/30/2025	1,973,678	1,395
10 Year UK Gilt Futures	Long	42	6/30/2025	4,975	(42)
20 Year U.S. Treasury Note Futures	Long	9,781	6/30/2025	1,147,128	2,075
30 Year Ultra U.S. Treasury Bond Futures	Long	28,550	6/30/2025	3,490,238	14,700
					$114,663
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	310,335	EUR	295,245	Morgan Stanley	4/3/2025	$(8,964)
USD	7,725	EUR	7,333	Citibank	4/4/2025	(206)
USD	124,068	MXN	2,525,000	Morgan Stanley	4/7/2025	800
MXN	2,410,153	USD	118,473	Morgan Stanley	4/7/2025	(812)
USD	21,681	NOK	243,468	Goldman Sachs	4/7/2025	(1,461)
USD	670,252	JPY	99,047,217	Citibank	4/10/2025	9,160
CHF	371,800	JPY	62,141,752	Citibank	4/10/2025	5,992
USD	421,953	CHF	371,800	Citibank	4/10/2025	1,195
CHF	371,800	USD	420,760	Citibank	4/10/2025	(1)
JPY	31,289,200	EUR	195,375	Citibank	4/10/2025	(2,531)
JPY	62,177,984	CHF	371,800	Citibank	4/10/2025	(5,751)
JPY	62,375,342	USD	423,538	Citibank	4/10/2025	(7,213)
USD	5,782	EUR	5,325	Standard Chartered Bank	4/11/2025	21
USD	25,791	EUR	23,592	HSBC Bank	4/15/2025	260
USD	14,019	GBP	10,830	Citibank	4/15/2025	30
USD	598	EUR	580	Bank of America	4/16/2025	(29)
USD	1,307	EUR	1,262	Morgan Stanley	4/16/2025	(59)
USD	2,771	EUR	2,680	UBS AG	4/16/2025	(129)
USD	91,577	AUD	144,595	Goldman Sachs	4/17/2025	1,215
USD	55,014	EUR	50,333	Standard Chartered Bank	4/17/2025	540
USD	18,312	EUR	16,840	UBS AG	4/17/2025	86
IDR	45,000,000	USD	2,704	JPMorgan Chase	4/21/2025	(6)
IDR	22,093,007	USD	1,334	HSBC Bank	4/21/2025	(9)
USD	5,599	MXN	112,740	Citibank	4/24/2025	108
USD	15,937	EUR	14,694	JPMorgan Chase	4/28/2025	25
USD	4,046	IDR	67,093,007	Citibank	4/28/2025	24
The Bond Fund of America — Page 103 of 110

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	43,538	USD	47,097	Goldman Sachs	4/29/2025	$54
USD	8,395	EUR	7,760	Goldman Sachs	4/29/2025	(10)
USD	118,990	EUR	109,765	Morgan Stanley	5/6/2025	67
USD	158,867	EUR	146,930	BNP Paribas	5/7/2025	(331)
						$(7,935)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD300,008	$804	$—	$804
SOFR	Annual	4.63358%	Annual	10/31/2025	58,288	(137)	—	(137)
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	1,405	—	1,405
4.8755%	Annual	SOFR	Annual	4/18/2026	430,000	4,000	—	4,000
4.659%	Annual	SOFR	Annual	5/17/2026	245,500	1,924	—	1,924
SOFR	Annual	4.5265%	Annual	6/18/2026	130,000	(929)	—	(929)
SOFR	Annual	4.528%	Annual	6/18/2026	130,000	(931)	—	(931)
SOFR	Annual	4.5335%	Annual	6/18/2026	260,000	(1,880)	—	(1,880)
3.948%	Annual	SOFR	Annual	11/6/2026	44,000	90	—	90
SOFR	Annual	4.186%	Annual	2/18/2027	248,600	(1,931)	—	(1,931)
3.624%	Annual	SOFR	Annual	2/20/2028	220,100	460	—	460
3.616%	Annual	SOFR	Annual	2/20/2028	105,800	205	—	205
3.998%	Annual	SOFR	Annual	12/4/2028	291,102	3,262	—	3,262
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	1,439	—	1,439
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	879	—	879
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	492	—	492
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	439	—	439
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	388	—	388
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	262	—	262
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	160	—	160
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	(283)	—	(283)
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	(544)	—	(544)
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	(1,588)	—	(1,588)
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	(690)	—	(690)
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	(364)	—	(364)
SOFR	Annual	3.797%	Annual	3/31/2030	23,035	(127)	—	(127)
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	(238)	—	(238)
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	(242)	—	(242)
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	(421)	—	(421)
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(247)	—	(247)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(518)	—	(518)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	491	—	491
SOFR	Annual	4.061%	Annual	8/24/2033	83,000	(1,805)	—	(1,805)
SOFR	Annual	3.9519%	Annual	8/25/2033	83,000	(1,155)	—	(1,155)
SOFR	Annual	3.8275%	Annual	9/1/2033	68,300	(338)	—	(338)
The Bond Fund of America — Page 104 of 110

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.997%	Annual	9/14/2033	USD68,700	$(1,178)	$—	$(1,178)
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	1,445	—	1,445
SOFR	Annual	3.871%	Annual	3/4/2034	210,000	(1,624)	—	(1,624)
SOFR	Annual	3.8365%	Annual	3/6/2034	14,080	(72)	—	(72)
SOFR	Annual	4.16325%	Annual	1/28/2035	66,670	(2,031)	—	(2,031)
SOFR	Annual	3.892%	Annual	2/27/2035	84,355	(691)	—	(691)
SOFR	Annual	3.8145%	Annual	3/25/2035	39,400	(67)	—	(67)
SOFR	Annual	3.816%	Annual	3/25/2035	45,180	(83)	—	(83)
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	23,333	—	23,333
SOFR	Annual	3.6765%	Annual	2/20/2054	17,846	505	—	505
SOFR	Annual	3.6815%	Annual	2/20/2054	13,700	376	—	376
SOFR	Annual	3.7205%	Annual	2/21/2054	11,454	237	—	237
						$22,482	$—	$22,482
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL159,297	$(17)	$—	$(17)
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	1,336,880	(62)	—	(62)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	(1,078)	—	(1,078)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(2,793)	—	(2,793)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(2,802)	—	(2,802)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(3,025)	—	(3,025)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(3,137)	—	(3,137)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(3,736)	—	(3,736)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(4,155)	—	(4,155)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(4,192)	—	(4,192)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,300	(4,277)	—	(4,277)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(5,610)	—	(5,610)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(8,331)	—	(8,331)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(8,365)	—	(8,365)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(8,442)	—	(8,442)
							$(60,022)	$—	$(60,022)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD1,177,000	$(60,919)	$(67,789)	$6,870
The Bond Fund of America — Page 105 of 110

unaudited
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 3/31/2025[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD968,873	$17,462	$19,189	$(1,727)
Investments in affiliates18

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 7.51%
Money market investments 7.51%
Capital Group Central Cash Fund 4.33%[17]	$5,862,512	$7,703,989	$6,548,010	$(225)	$(1,047)	$7,017,219	$74,961
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,15]	9/26/2013	$12,646	$30,195	0.03%
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.592% 4/26/2031[1,3]	9/5/2024	15,372	15,354	0.02
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	5,065	0.01
STE TransCore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,927	2,948	0.00 [21]
Total		$35,945	$53,562	0.06%

The Bond Fund of America — Page 106 of 110

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,020,584,000, which represented 16.06% of the net assets of the fund.

[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $156,368,000, which represented 0.17% of the net assets of the fund.

[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,562,000, which represented 0.06% of the net assets of the fund.

[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $675,625,000, which represented 0.72% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,139,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[17]	Rate represents the seven-day yield at 3/31/2025.
[18]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Amount less than 0.01%.
The Bond Fund of America — Page 107 of 110

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $47,530,268,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,057,763,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,830,489,000 and $789,380,000, respectively.
The Bond Fund of America — Page 108 of 110

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$32,452,988	$8,784	$32,461,772
Corporate bonds, notes & loans	—	26,810,485	75,893	26,886,378
U.S. Treasury bonds & notes	—	22,709,464	—	22,709,464
Asset-backed obligations	—	7,050,133	50,483	7,100,616
Bonds & notes of governments & government agencies outside the U.S.	—	983,847	—	983,847
Municipals	—	485,681	—	485,681
Federal agency bonds & notes	—	30,018	—	30,018
Common stocks	1,139	995	30,195	32,329
Preferred securities	—	5,062	—	5,062
Short-term securities	7,017,219	19,997	—	7,037,216
Total	$7,018,358	$90,548,670	$165,355	$97,732,383

Refer to the end of the table for footnotes.
The Bond Fund of America — Page 109 of 110

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$120,083	$—	$—	$120,083
Unrealized appreciation on open forward currency contracts	—	19,577	—	19,577
Unrealized appreciation on centrally cleared interest rate swaps	—	42,596	—	42,596
Unrealized appreciation on centrally cleared credit default swaps	—	6,870	—	6,870
Liabilities:
Unrealized depreciation on futures contracts	(5,420)	—	—	(5,420)
Unrealized depreciation on open forward currency contracts	—	(27,512)	—	(27,512)
Unrealized depreciation on centrally cleared interest rate swaps	—	(20,114)	—	(20,114)
Unrealized depreciation on bilateral interest rate swaps	—	(60,022)	—	(60,022)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,727)	—	(1,727)
Total	$114,663	$(40,332)	$—	$74,331
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-008-0525
The Bond Fund of America — Page 110 of 110